    As filed with the Securities and Exchange Commission on April 15, 1997



                                                           File No. 33-83654



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                         POST-EFFECTIVE AMENDMENT NO. 4
                                   TO FORM S-6



              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                   FORM N-8B-2


A.   Exact name of trust:  Separate Account Five

B.   Name of depositor:  Hartford Life Insurance Company

C.   Complete address of depositor's principal executive offices:


     P.O. Box 2999
     Hartford, CT  06104-2999



D.   Name and complete address of agent for service:



     Margaret E. Hankard, Esq.
     Hartford Life Insurance Companies
     P.O. Box 2999
     Hartford, CT  06104-2999


     It is proposed that this filing will become effective:


     ___  immediately upon filing pursuant to paragraph (b) of Rule 485
     _X_  on May 1, 1997 pursuant to paragraph (b) of Rule 485
     ___  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ___  on May 1, 1997 pursuant to paragraph (a)(1) of Rule 485
     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



E. Title and amount of securities being registered: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities. The Rule 24f-2 Notice for the Registrant's most recent fiscal year was filed on or about February 28, 1997.


F. Proposed maximum aggregate offering price to the public of the securities being registered: Not yet determined.


G.   Amount of filing fee:  Not applicable.


H. Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

                         RECONCILIATION AND TIE BETWEEN
                            FORM N-8B AND PROSPECTUS

Item No. of
Form N-8B-2         CAPTION IN PROSPECTUS
-----------         ---------------------

     1.             Cover page

     2.             Cover page

     3.             Not applicable

     4.             The Company; Distribution of the Contracts

     5.             Summary - The Separate Account; The Separate Account -
                    General

     6.             The Separate Account - General

     7.             Not required by Form S-6

     8.             Not required by Form S-6

     9.             Legal Proceedings

     10. Summary; The Separate Account - Portfolios; The Contract-Application for a Contract; Contract Benefits and Rights; Other Matters - Voting Rights, Dividends

     11.            Summary; The Separate Account - Portfolios

     12.            Summary; The Separate Account- Portfolios

     13.            Deductions and Charges;  Distribution of the Contracts;
                    Federal Tax Considerations

     14.            The Contract - Application for a Contract

     15.            The Contract - Allocation of Premium

     16.            The Separate Account - Portfolios;  The Contract -
                    Allocation of Premium

     17. Summary; Contract Benefits and Rights - Account Value and Amount Payable on Surrender of the Contract, Cancellation and Examine Rights

Item No. of
Form N-8B-2         CAPTION IN PROSPECTUS
-----------         ---------------------

     18.            The Separate Account - Portfolios; Deduction and Charges;
                    Federal Tax Considerations

     19.            Other Matters - Statement to Contract Owners

     20.            Not applicable

     21.            Contract Benefits and Rights - Contract Loans

     22.            Not applicable

     23.            Safekeeping of Separate Account Assets

     24.            Other Matters - Assignment

     25.            The Company

     26.            Not applicable

     27.            The Company

     28.            The Company

     29.            The Company

     30.            Not applicable

     31.            Not applicable

     32.            Not applicable

     33.            Not applicable

     34.            Not applicable

     35.            Distribution of Contracts

     36.            Not required by Form S-6

     37.            Not applicable

     38.            Distribution of the Contracts

Item No. of
Form N-8B-2         CAPTION IN PROSPECTUS
-----------         ---------------------

     39.            The Company;  Distribution of the Contracts

     40.            Not applicable

     41.            The Company;  Distribution of the Contracts

     42.            Not applicable

     43.            Not applicable

     44.            The Contract - Allocation of Premium

     45.            Not applicable

     46.            Contract Benefits and Rights - Account Value

     47.            The Separate Account - Portfolio

     48.            Cover Page;  The Company

     49.            Not applicable

     50.            The Separate Account - General

     51. Summary; The Company; The Contract; Contract Benefits and Rights; Other Matters - Beneficiary

     52.            The Separate Account - Portfolios, Investment Adviser

     53.            Federal Tax Considerations

     54.            Not applicable

     55.            Not applicable

     56.            Not required by Form S-6

     57.            Not required by Form S-6

     58.            Not required by Form S-6

     59.            Not required by Form S-6

                                 DIRECTOR LIFE
                            MODIFIED SINGLE PREMIUM
                       VARIABLE LIFE INSURANCE CONTRACTS
                         PROSPECTUS DATED: MAY 1, 1997
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                       HARTFORD, CONNECTICUT 06104-2999
   [LOGO]                  TELEPHONE: 1-800-231-5453

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


This Prospectus describes Director Life, a modified single premium variable life insurance contract ("Contract" or "Contracts") offered by Hartford Life Insurance Company ("Hartford") to applicants age 90 and under. The Contract lets the Contract Owner pay a single premium and, subject to restrictions, additional premiums.


The Contract is a modified endowment contract for federal income tax purposes, except in certain cases described under "Federal Tax Considerations," page 21. A LOAN, DISTRIBUTION OR OTHER AMOUNT RECEIVED FROM A MODIFIED ENDOWMENT CONTRACT DURING THE LIFE OF THE INSURED WILL BE TAXED TO THE EXTENT OF ANY ACCUMULATED INCOME IN THE CONTRACT. ANY AMOUNTS THAT ARE TAXABLE WITHDRAWALS WILL BE SUBJECT TO A 10% ADDITIONAL TAX, WITH CERTAIN EXCEPTIONS.


Generally, the minimum initial premium Hartford will accept is $10,000. The initial premium will be allocated to HVA Money Market Fund, Inc. After the Right to Cancel Period has expired, the amount so allocated will be transferred to the Funds specified in the Contract Owner's application. The Funds presently are Hartford Advisers Fund, Inc., Hartford Bond Fund, Inc., Hartford Capital Appreciation Fund, Inc., Hartford Dividend and Growth Fund, Inc., Hartford Index Fund, Inc., Hartford International Advisers Fund, Inc., Hartford International Opportunities Fund, Inc., Hartford Mortgage Securities Fund, Inc., Hartford Small Company Fund, Inc., Hartford Stock Fund, Inc. and HVA Money Market Fund, Inc.


There is no guaranteed minimum Account Value for a Contract. The Account Value of a Contract will vary up or down to reflect the investment experience of the Funds to which premiums have been allocated. The Contract Owner bears the investment risk for all amounts so allocated. The Contract continues in effect while the Cash Surrender Value is sufficient to pay the monthly charges under the Contract ("Deduction Amount"). The Contract may terminate if the Cash Surrender Value is insufficient to cover a Deduction Amount and, after expiration of a specified period, no additional premium payments are made.


The Contracts provide for a Face Amount, which is the minimum death benefit under the Contract. The death benefit ("Death Benefit") may be greater than the Face Amount. The Account Value will, and under certain circumstances the Death Benefit of the Contract may, increase or decrease based on the investment experience of the Funds to which premiums have been allocated. However, while the Contract is in force, the Death Benefit will never be less than the Face Amount. At the death of the Insured, Hartford will pay the death proceeds ("Death Proceeds") to the beneficiary. The Death Proceeds equal the Death Benefit less any Indebtedness under the Contract.


--------------------------------------------------------------------------------

IT MAY NOT BE ADVANTAGEOUS TO PURCHASE VARIABLE LIFE INSURANCE AS A REPLACEMENT FOR YOUR CURRENT LIFE INSURANCE OR IF YOU ALREADY OWN A VARIABLE LIFE INSURANCE CONTRACT.
--------------------------------------------------------------------------------

THIS PROSPECTUS IS VALID ONLY IF ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE APPLICABLE ELIGIBLE FUNDS WHICH CONTAIN A FULL DESCRIPTION OF THOSE FUNDS. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES
 AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
   ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
     CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

THE PRODUCTS DESCRIBED HEREIN ARE NOT DEPOSITS OF, OR GUARANTEED BY ANY BANK, NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
--------------------------------------------------------------------------------

THE DATE OF THIS PROSPECTUS IS MAY 1, 1997.

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS


                                                                         PAGE
                                                                         ----
 SPECIAL TERMS.........................................................    4
 SUMMARY...............................................................    5
 THE COMPANY...........................................................    7
 THE SEPARATE ACCOUNT..................................................    7
   General.............................................................    7
   Funds...............................................................    7
   Investment Adviser..................................................    9
 THE CONTRACT..........................................................    9
   Application for a Contract..........................................    9
   Premiums............................................................    9
   Allocation of Premiums..............................................   10
   Accumulation Unit Values............................................   10
 DEDUCTIONS AND CHARGES................................................   10
   Monthly Deductions..................................................   10
   Annual Maintenance Fee..............................................   11
   Taxes Charged Against the Separate Account..........................   12
   Charges Against the Funds...........................................   12
   Contingent Deferred Sales Charge....................................   12
   Premium Tax Charge..................................................   12
 CONTRACT BENEFITS AND RIGHTS..........................................   12
   Death Benefit.......................................................   12
   Account Value.......................................................   13
   Transfer of Account Value...........................................   13
   Contract Loans......................................................   13
   Amount Payable on Surrender of the Contract.........................   14
   Partial Withdrawals.................................................   14
   Benefits at Maturity................................................   14
   Lapse and Reinstatement.............................................   14
   Cancellation and Exchange Rights....................................   15
   Suspension of Valuation, Payments and Transfers.....................   15
 LAST SURVIVOR CONTRACTS...............................................   15
 OTHER MATTERS.........................................................   15
   Voting Rights.......................................................   15
   Statements to Contract Owners.......................................   16
   Limit on Right to Contest...........................................   16
   Misstatement as to Age and Sex......................................   16
   Payment Options.....................................................   16
   Beneficiary.........................................................   18
   Assignment..........................................................   18
   Dividends...........................................................   18
 EXECUTIVE OFFICERS AND DIRECTORS......................................   19
 DISTRIBUTION OF THE CONTRACTS.........................................   20
 SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS..........................   20
 FEDERAL TAX CONSIDERATIONS............................................   21
   General.............................................................   21
   Taxation of Hartford and the Separate Account.......................   21
   Income Taxation of Contract Benefits................................   21
   Last Survivor Contracts.............................................   21
   Modified Endowment Contracts........................................   21
   Estate and Generation Skipping Taxes................................   22
   Diversification Requirements........................................   22
   Ownership of the Assets in the Separate Account.....................   22
   Life Insurance Purchased for Use in Split Dollar Arrangements.......   23
   Federal Income Tax Withholding......................................   23

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------


   Non-Individual Ownership of Contracts...............................   23
   Other...............................................................   23
   Life Insurance Purchases by Nonresident Aliens and Foreign
    Corporations.......................................................   23
 LEGAL PROCEEDINGS.....................................................   23
 LEGAL MATTERS.........................................................   23
 EXPERTS...............................................................   24
 REGISTRATION STATEMENT................................................   24
 APPENDIX A -- SPECIAL INFORMATION FOR CONTRACTS PURCHASED IN NEW
   YORK................................................................   25
 APPENDIX B -- ILLUSTRATIONS OF BENEFITS...............................   27


               THE CONTRACTS MAY NOT BE AVAILABLE IN ALL STATES.

    THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO DEALER OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED ON.

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                 SPECIAL TERMS


As used in this Prospectus, the following terms have the indicated meanings:


ACCOUNT VALUE: The current value of Accumulation Units plus the value of the Loan Account under the Contract.

ACCUMULATION UNIT: An accounting unit of measure used to calculate the value of a Sub-Account.


ANNUAL WITHDRAWAL AMOUNT: The amount of a surrender or partial withdrawal that is not subject to the contingent deferred sales charge. This amount in any Contract Year is the greater of 10% of premiums or 100% of cumulative earnings (Account Value less premiums paid).


CASH SURRENDER VALUE: The Account Value less any contingent deferred sales charge and additional premium tax charge and all Indebtedness.


CODE: The Internal Revenue Code of 1986, as amended.



CONTRACT ANNIVERSARY: The yearly anniversary of the Contract Date.



CONTRACT DATE: A date not later than three business days after receipt of the initial premium at Hartford's Home Office.


CONTRACT OWNER: The person having rights to benefits under the Contract during the lifetime of the Insured; the Contract Owner may or may not be the Insured.


CONTRACT YEARS: Annual periods computed from the Contract Date.



COVERAGE AMOUNT: The Death Benefit less the Account Value.


DEATH BENEFIT: The greater of (1) the Face Amount specified in the Contract or
(2) the Account Value on the date of death multiplied by a stated percentage as specified in the Contract.


DEATH PROCEEDS: The amount that Hartford will pay on the death of the Insured. This equals the Death Benefit less any Indebtedness.


DEDUCTION AMOUNT: A deduction on the Contract Date and on each Monthly Activity Date for the cost of insurance, a tax expense charge, an administrative charge and a mortality and expense risk charge.

FACE AMOUNT: On the Contract Date, the initial Face Amount is the amount shown on the Contract's Specifications page. Thereafter, the Face Amount is reduced by any partial withdrawals.


FUNDS: The registered investment management companies in which assets of the Separate Account may be invested.


GUIDELINE SINGLE PREMIUM: The "Guideline Single Premium" as defined in Section 7702 of the Code.

HOME OFFICE: Currently located at 200 Hopmeadow Street, Simsbury, Connecticut; however, the mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999.


INDEBTEDNESS: All monies owed to Hartford by the Contract Owner. These monies include all outstanding loans on the Contract, including any interest due or accrued Deduction Amount or annual maintenance fee.



INSURED: The person on whose life the Contract is issued.



LOAN ACCOUNT: An account in Hartford's General Account, established for any amounts transferred from the Sub-Accounts for requested loans. The Loan Account credits a fixed rate of interest of 4% per annum that is not based on the investment experience of the Separate Account.


MONTHLY ACTIVITY DATE: The day of each month on which the Deduction Amount is deducted from the Account Value of the Contract. Monthly Activity Dates occur on the same day of the month as the Contract Date.


SEPARATE ACCOUNT: Separate Account Five, an account established by Hartford to separate the assets funding the Contracts from other assets of Hartford.


SUB-ACCOUNT: The subdivisions of the Separate Account used to allocate a Contract Owner's Account Value, less Indebtedness, among the Funds.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

-------------------------------------------
                                    SUMMARY


-------------------------------- THE CONTRACTS



    The Contracts are life insurance contracts with death benefits, cash values and other traditional life insurance features. The Contracts are "variable." Unlike the fixed benefits of ordinary whole life insurance, the Account Value will, and the Death Benefit may, increase or decrease based on the investment experience of the Funds to which premiums have been allocated. The Contracts are credited with units ("Accumulation Units") to calculate cash values. The Contract Owner may transfer the cash values among the Funds.


    The Contracts can be issued on a single life or "last survivor" basis. For a discussion of how last survivor Contracts operate differently from single life Contracts, see "Last Survivor Contracts," page 15.

---------------------------------------------------
                       THE SEPARATE ACCOUNT AND THE FUNDS


    Separate Account Five ("Separate Account") funds the variable life insurance Contracts offered by this Prospectus. Hartford established the Separate Account pursuant to Connecticut insurance law and organized as a unit investment trust registered under the Investment Company Act of 1940. The Contracts currently offer 11 sub-accounts ("Sub-Accounts"), each investing exclusively in a Fund. If an initial premium is submitted with an application for a Contract, it will be allocated, within three business days of receipt at Hartford's Home Office, to HVA Money Market Fund, Inc. After the expiration of the Right to Cancel Period, the values in HVA Money Market Fund, Inc. will be allocated to one or more of the Funds as specified in the Contract Owner's application. See "The Contract -- Allocation of Premiums," page 10.



    Currently, the Funds are Hartford Advisers Fund, Inc., Hartford Bond Fund, Inc., Hartford Capital Appreciation Fund, Inc., Hartford Dividend and Growth Fund, Inc., Hartford Index Fund, Inc., Hartford International Advisers Fund, Inc., Hartford International Opportunities Fund, Inc., Hartford Mortgage Securities Fund, Inc., Hartford Small Company Fund, Inc., Hartford Stock Fund, Inc. and HVA Money Market Fund, Inc. Applicants should read the Funds prospectus accompanying this Prospectus in connection with the purchase of a Contract. The investment objectives of the Funds are as set forth in "The Separate Account," page 7.



    The following table shows annual Fund operating expenses for 1996:



                         ANNUAL FUND OPERATING EXPENSES
                        (as a percentage of net assets)



                                                        TOTAL FUND
                              MANAGEMENT      OTHER      OPERATING
                                 FEES       EXPENSES     EXPENSES
                             ------------  -----------  -----------
Hartford Bond Fund.........       0.490%       0.030%       0.520%
Hartford Stock Fund........       0.441%       0.016%       0.457%
HVA Money Market Fund......       0.423%       0.021%       0.444%
Hartford Advisers Fund.....       0.615%       0.017%       0.632%
Hartford Capital
 Appreciation Fund.........       0.629%       0.017%       0.646%
Hartford Mortgage
 Securities Fund...........       0.424%       0.029%       0.453%
Hartford Index Fund........       0.374%       0.019%       0.393%
Hartford International
 Opportunities Fund........       0.691%       0.095%       0.786%
Hartford Dividend & Growth
 Fund......................       0.709%       0.017%       0.726%
Hartford International
 Advisers Fund.............       0.746%       0.214%       0.960%
Hartford Small Company Fund
 (1).......................       0.577%       0.150%       0.727%


------------------------------

(1) In 1996 management fees were waived for the Hartford Small Company Fund. In the absence of this waiver, the 1996 total expense ratio would have been .880% (annualized).



    The investment adviser for all the Funds is HL Investment Advisors, Inc., an affiliate of Hartford. HL Investment Advisors, Inc. retains a sub-investment adviser with respect to some of the Funds, and has entered into an investment services agreement with respect to some of the Funds. See "The Separate Account," page 7.


---------------------------------------------------
                                    PREMIUMS


    The Contract permits the Contract Owner to pay a large single premium and, subject to restrictions, additional premiums. The Contract Owner may choose a minimum initial premium of 80%, 90% or 100% of the Guideline Single Premium (based on the Face Amount). Under current underwriting rules, which are subject to change, applicants between the ages of 45 and 80 who pay an initial premium of 100% of the Guideline Single Premium are eligible for simplified underwriting without a medical examination if they meet simplified underwriting standards as evidenced in their responses in the application. For Contract Owners who pay an initial premium of 80% or 90% of the Guideline Single Premium or who are below age 45 or above age 80, standard underwriting applies, except that substandard underwriting applies only in those cases that represent substandard risks according to customary underwriting guidelines. Additional premiums are allowed if they do not cause the Contract to fail to meet the definition of a life insurance contract under Section 7702 of the Code.

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


Hartford may require evidence of insurability for any additional premiums which increase the Coverage Amount. Generally, the minimum initial premium Hartford will accept is $10,000. Hartford may accept less than $10,000 under certain circumstances. No premium will be accepted which does not meet the tax qualification guidelines for life insurance under the Code.


---------------------------------------------------
                             DEDUCTIONS AND CHARGES


    On the Contract Date and on each Monthly Activity Date, Hartford will deduct a Deduction Amount from the Account Value. The Deduction Amount will be made pro rata respecting each Sub-Account attributable to the Contract. The Deduction Amount includes a cost of insurance charge, tax expense charge, administrative charge and a mortality and expense risk charge. The monthly cost of insurance charge is to cover Hartford's anticipated mortality costs. In addition, Hartford will deduct monthly from the Account Value a tax expense charge equal to an annual rate of 0.40% for the first ten Contract Years. This charge compensates Hartford for premium taxes imposed by various states and local jurisdictions and for federal taxes imposed under Section 848 of the Code. The tax expense charge includes a premium tax deduction of 0.25% and a federal tax deduction of 0.15%. The premium tax deduction represents an average premium tax of 2.5% of premiums over ten years. Hartford will deduct from the Account Value attributable to the Separate Account a monthly administrative charge equal to an annual rate of 0.25%. This charge compensates Hartford for administrative expenses incurred in the administration of the Separate Account and the Contracts. Hartford will also deduct from the Account Value attributable to the Separate Account a monthly charge equal to an annual rate of 0.90% for the mortality risks and expense risks Hartford assumes in relation to the variable portion of the Contracts. If the Cash Surrender Value is not sufficient to cover a Deduction Amount due on any Monthly Activity Date the Contract may lapse. See "Deductions and Charges -- Monthly Deductions," page 10, and "Contract Benefits and Rights -- Lapse and Reinstatement," page 14.



    If the Account Value on a Contract Anniversary is less than $50,000, Hartford will deduct on such date an annual maintenance fee of $30. This fee will help reimburse Hartford for administrative and maintenance costs of the Contracts. See "Deductions and Charges -- Annual Maintenance Fee," page 12.



    Hartford may set up a provision for income taxes against the assets of the Separate Account. See "Deductions and Charges -- Taxes Charged Against the Separate Account," page 12, and "Federal Tax Considerations," page 21.



    Applicants should review the Funds' prospectus accompanying this Prospectus for a description of the charges assessed against the assets of the Funds.



    Upon surrender of the Contract and partial withdrawals in excess of the Annual Withdrawal Amount, a contingent deferred sales charge may be assessed. In Contract Years 1 through 3, this charge is 7.5% of surrendered Account Value attributable to premiums paid. In Contract Years 4 through 5, this charge is 6%. In Contract Years 6 through 7, this charge is 4%. In Contract Years 8 through 9, this charge is 2%. After the ninth Contract Year, there is no charge. The contingent deferred sales charge is imposed to cover a portion of the sales expense incurred by Hartford in distributing the Contracts. This expense includes agents commissions, advertising and the printing of prospectuses. See "Deductions and Charges -- Contingent Deferred Sales Charge," page 12.



    During the first nine Contract Years, an additional premium tax charge will be imposed on surrender or partial withdrawals. See "Deductions and Charges -- Premium Tax Charge," page 12.


    For a discussion of the tax consequences of surrender of the Contract or a partial withdrawal, see "Federal Tax Considerations," page 21.

---------------------------------------------------
                                 DEATH BENEFIT


    The Contracts provide for a Face Amount which is the minimum Death Benefit under the Contract. The Death Benefit may be greater than the Face Amount. At the death of the Insured, Hartford will pay the Death Proceeds to the beneficiary. The Death Proceeds equal the Death Benefit less any Indebtedness under the Contract. See "Contract Benefits and Rights -- Death Benefit," page 12.


---------------------------------------------------
                                 ACCOUNT VALUE

    The Account Value of the Contract will increase or decrease to reflect the investment experience of the Funds applicable to the Contract and deductions for the monthly Deduction Amount. There is no minimum guaranteed Account Value and the Contract Owner bears the risk of the investment in the Funds. See "Contract Benefits and Rights -- Account Value," page 13.

---------------------------------------------------
                                 CONTRACT LOANS


    A Contract Owner may obtain one or both of two types of cash loans from Hartford. Both types of loans are secured by the Contract. At the time a loan is requested, the aggregate amount of all loans (including the currently applied for loan) may not exceed 90% of the difference of the Account Value less any contingent deferred sales charge and due and

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------


unpaid Deduction Amount. See "Contract Benefits and Rights -- Contract Loans," page 13.


---------------------------------------------------
                                     LAPSE


    Under certain circumstances a Contract may terminate if the Cash Surrender Value on any Monthly Activity Date is less than the required Monthly Deduction Amount. Hartford will give written notice to the Contract Owner and a 61-day grace period during which additional amounts may be paid to continue the Contract. See "Contract Benefits and Rights -- Contract Loans," page 13, and "Contract Benefits and Rights -- Lapse and Reinstatement," page 14.


---------------------------------------------------
                        CANCELLATION AND EXCHANGE RIGHTS


    An applicant has a limited right to return his or her Contract for cancellation. If the applicant returns the Contract, by mail or hand delivery, to Hartford or to the agent who sold the Contract, to be cancelled within ten days after delivery of the Contract to the applicant (in certain cases, this free-look period is longer), Hartford will return to the applicant, within seven days thereafter, the greater of the premiums paid for the Contract or the sum of
(1) the Account Value on the date the returned Contract is received by Hartford or its agent and (2) any deductions under the Contract or by the Funds for taxes, charges or fees.

    In addition, once the Contract is in effect, it may be exchanged during the first 24 months after its issuance for a permanent life insurance contract on the life of the Insured without submitting proof of insurability. See "Contract Benefits and Rights -- Cancellation and Exchange Rights," page 15.

---------------------------------------------------
                                TAX CONSEQUENCES


    The current federal tax law generally excludes all death benefit payments from the gross income of the Contract beneficiary. The Contracts generally will be treated as modified endowment contracts. This status does not affect the Contracts' classification as life insurance, nor does it affect the exclusion of death benefit payments from gross income. However, loans, distributions or other amounts received under a modified endowment contract are taxed to the extent of accumulated income in the Contract (generally, the excess of Account Value over premiums paid) and may be subject to a 10% penalty tax. See "Federal Tax Considerations," page 21.


---------------------------------------------------
                                  THE COMPANY


    Hartford Life Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing health and life insurance, both individual and group, in all states of the United States and the District of Columbia. Hartford was originally incorporated under the laws of Massachusetts on June 5, 1902, and was subsequently redomiciled to Connecticut. Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is a subsidiary of Hartford Fire Insurance Company, one of the largest multiple lines insurance carriers in the United States. Hartford is ultimately owned by ITT Hartford Group, Inc., a Delaware corporation. Subject to shareholder approval on May 2, 1997, the name of ITT Hartford Group, Inc. will change to The Hartford Financial Services Group, Inc.



    Hartford is rated A+ (superior) by A.M. Best and Company, Inc., on the basis of its financial soundness and operating performance. Hartford is rated AA by Standard & Poor's and AA+ by Duff and Phelps, on the basis of its claims paying ability. These ratings do not apply to the investment performance of the Sub-Accounts. The ratings apply to Hartford's ability to meet its insurance obligations, including those described in this Prospectus.


---------------------------------------------------
                              THE SEPARATE ACCOUNT

--------------------------------    GENERAL


    Separate Account Five ("Separate Account") is a separate account of Hartford established on August 17, 1994 pursuant to the insurance laws of the State of Connecticut and organized as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940. The Separate Account meets the definition of "separate account" under federal securities law. Under Connecticut law, the assets of the Separate Account are held exclusively for the benefit of Contract Owners and persons entitled to payments under the Contracts. The assets of the Separate Account are not chargeable with liabilities arising out of any other business which Hartford may conduct.


---------------------------------------------------
                                     FUNDS


    The assets of each Sub-Account are invested exclusively in one of the Funds. A Contract Owner may allocate premiums among the Funds. Contract Owners should review the following brief descriptions of the investment objectives of the Funds in connection with that allocation. There is no assurance that any of the Funds will achieve its stated objectives. Contract Owners are also advised to read the Funds prospectus accompanying this Prospectus for more detailed information.


 HARTFORD ADVISERS FUND, INC.


    Seeks maximum long-term total rate of return consistent with prudent investment risk by investing in common

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


stocks and other equity securities, bonds and other debt securities and money market instruments.


 HARTFORD BOND FUND, INC.


    Seeks maximum current income consistent with preservation of capital by investing primarily in fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor Services, Inc. or "BB" by Standard & Poor's) or, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated velow investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Hartford Funds entiled "Hartford Bond Fund, Inc. -- Investment Policies."


 HARTFORD CAPITAL APPRECIATION FUND, INC.


    Seeks growth of capital by investing in securities selected solely on potential for capital appreciation; income, if any, is an incidental consideration.


 HARTFORD DIVIDEND AND GROWTH FUND, INC.


    Seeks a high level of current income consistent with growth of capital and reasonable investment risk.


 HARTFORD INDEX FUND, INC.


    Seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.*


 HARTFORD INTERNATIONAL ADVISERS FUND, INC.


    Seeks maximum long-term total rate of return consistent with prudent investment risk through investment in a portfolio of equity, debt and money market securities. Securities in which the Fund invests primarily will be denominated in non-U.S. currencies and will be traded in non-U.S. markets.


 HARTFORD INTERNATIONAL OPPORTUNITIES FUND, INC.


    Seeks long-term total rate of return consistent with prudent investment risk through investment primarily in equity securities issued by non-U.S. companies.


 HARTFORD MORTGAGE SECURITIES FUND, INC.


    Seeks maximum current income consistent with safety of principal and maintenance of liquidity through investment primarily in mortgage-related securities, including securities issued by the Government National Mortgage Association.


 HARTFORD SMALL COMPANY FUND, INC.


    Seeks growth of capital by investing primarily in equity securities selected on the basis of potential for capital appreciation. Under normal market and economic conditions, at least 65% of the Small Company Fund's total assets are invested in equity securities of companies which have less than $2 billion in market capitalization.


 HARTFORD STOCK FUND, INC.


    Seeks long-term capital growth primarily through capital appreciation, with income a secondary consideration, by investing primarily in equity securities.


 HVA MONEY MARKET FUND, INC.


    Seeks maximum current income consistent with liquidity and preservation of capital.



    All of the Funds are organized as corporations under the laws of the State of Maryland and are registered as diversified open-end management companies under the Investment Company Act of 1940. Each Fund continually issues an unlimited number of full and fractional shares of beneficial interest in the Fund. Such shares are offered to separate accounts, including the Separate Account, established by Hartford or one of its affiliated companies specifically to fund the Contracts and other contracts issued by Hartford or its affiliates, as permitted by the Investment Company Act of 1940.



    It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Funds simultaneously. Although neither Hartford nor the Funds currently foresee any such disadvantages either to variable life insurance or variable annuity contract owners, the Funds' Board of Directors intends to monitor events in order to identify any material conflicts between variable life and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. If the Board of Directors were to conclude that separate funds should be established for variable life and variable annuity separate accounts, Hartford will bear the attendant expenses.



    All investment income of, and other distributions to, each Sub-Account arising from the applicable Fund are reinvested in shares of that Fund at net asset value. The income and both realized gains or losses on the assets of each Sub-Account are therefore separate and are credited to or charged against the Sub-Account without regard to income, gains or losses from any other Sub-Account or from any other business of Hartford. Hartford will purchase shares in the Funds in connection with premiums allocated



* "STANDARD & POOR'S-REGISTERED TRADEMARK-", "S&P-REGISTERED TRADEMARK-", "S&P 500-REGISTERED TRADEMARK-", "STANDARD & POOR'S 500", AND "500" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY HARTFORD. THE HARTFORD INDEX FUND, INC. ("INDEX FUND") IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD &POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE INDEX FUND.

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------


to the applicable Sub-Account in accordance with Contract Owners' directions and will redeem shares in the Funds to meet Contract obligations or make adjustments in reserves, if any. The Funds are required to redeem Fund shares at net asset value and to make payment within seven days.



    Hartford reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or substitutions for the Separate Account and its Sub-Accounts which fund the Contracts. If shares of any of the Funds should no longer be available for investment, or if, in the judgment of Hartford's management, further investment in shares of any Fund should become inappropriate in view of the purposes of the Contracts, Hartford may substitute shares of another Fund for shares already purchased, or to be purchased in the future, under the Contracts. No substitution of securities will take place without notice to and consent of Contract Owners and without prior approval of the Securities and Exchange Commission to the extent required by the Investment Company Act of 1940. Subject to Contract Owner approval, Hartford also reserves the right to end the registration under the Investment Company Act of 1940 of the Separate Account or any other separate accounts of which it is the depositor and which may fund the Contracts.



    Each Fund is subject to investment restrictions which may not be changed without the approval of a majority of the shareholders of the Fund. See the Funds' prospectus accompanying this Prospectus.


---------------------------------------------------
                               INVESTMENT ADVISER


    All of the Funds are sponsored by Hartford and are incorporated under the laws of the State of Maryland. HL Investment Advisors, Inc. ("HL Advisors") serves as the investment adviser to each of the Hartford Funds.



    Wellington Management Company, L.L.P. ("Wellington Management") serves as sub-investment adviser for Hartford Advisers Fund, Hartford Capital Appreciation Fund, Hartford Dividend and Growth Fund, Hartford International Advisers Fund, Hartford International Opportunities Fund, Hartford Small Company Fund, and Hartford Stock Fund.



    In addition, HL Advisors has entered an investment services agreement with Hartford Investment Management Company, Inc., ("HIMCO"), pursuant to which HIMCO will provide certain investment services to Hartford Bond Fund, Hartford Index Fund, Hartford Mortgage Securities Fund, and HVA Money Market Fund.



    A full description of the Funds, their investment policies and restrictions, risks, charges and expenses and all other aspects of their operation is contained in the accompanying Funds' Prospectus which should be read in conjunction with this Prospectus before investing and in the Funds' Statement of Additional Information which may be ordered from Hartford. The Funds may not be available in all states.


---------------------------------------------------
                                  THE CONTRACT

--------------------------------
                           APPLICATION FOR A CONTRACT


    Individuals wishing to purchase a Contract must submit an application to Hartford. A Contract will be issued only on the lives of insureds age 90 and under who supply evidence of insurability satisfactory to Hartford. Acceptance is subject to Hartford's underwriting rules and Hartford reserves the right to reject an application for any reason. IF AN APPLICATION FOR A CONTRACT IS REJECTED, THEN YOUR INITIAL PREMIUM WILL BE RETURNED ALONG WITH AN ADDITIONAL AMOUNT FOR INTEREST, BASED ON THE CURRENT RATE BEING CREDITED BY HARTFORD. No change in the terms or conditions of a Contract will be made without the consent of the Contract Owner.



    The Contract will be effective on the Contract Date only after Hartford has received all outstanding delivery requirements and received the initial premium. The Contract Date is the date used to determine all future cyclical transactions on the Contract, e.g., Monthly Activity Date, Contract Months and Contract Years. The Contract Date may be prior to, or the same as, the date the Contract is issued ("Issue Date").



    If the Coverage Amount is over then current limits established by Hartford, the initial payment will not be accepted with the application. In other cases where Hartford receives the initial payment with the application, Hartford will provide fixed conditional insurance during underwriting according to the terms of a conditional receipt. The fixed conditional insurance will be the insurance applied for, up to a maximum that varies by age. If no fixed conditional insurance was in effect, on Contract delivery Hartford will require a sufficient payment to place the insurance in force.


---------------------------------------------------
                                    PREMIUMS


    The Contract permits the Contract Owner to pay a large single premium and, subject to restrictions, additional premiums. The Contract Owner may choose a minimum initial premium of 80%, 90% or 100% of the Guideline Single Premium (based on the Face Amount). Under current underwriting rules, which are subject to change, applicants between ages 45 and 80 who pay an initial premium of 100% of the Guideline Single Premium (subject to then current premium limits) are eligible for simplified underwriting without a medical examination if they meet simplified underwriting standards as evidenced in their responses in the application. For Contract Owners

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


who pay an initial premium of 80% or 90% of the Guideline Single Premium or who are below age 45 or above age 80, standard underwriting applies, except that substandard underwriting applies only in those cases that represent substandard risks according to customary underwriting guidelines. Additional premiums are allowed if they do not cause the Contract to fail to meet the definition of a life insurance contract under Section 7702 of the Code. Hartford may require evidence of insurability for any additional premiums which increase the Coverage Amount. Generally, the minimum initial premium Hartford will accept is $10,000. Hartford may accept less than $10,000 under certain circumstances. No premium will be accepted which does not meet the tax qualification guidelines for life insurance under the Code.


---------------------------------------------------
                             ALLOCATION OF PREMIUMS


    Within three business days of receipt of a completed application and the initial premium at Hartford's Home Office, Hartford will allocate the entire premium to HVA Money Market Fund, Inc. After the expiration of the Right to Cancel Period the Account Value in HVA Money Market Fund, Inc. will be allocated among the Funds in whole percentages to purchase Accumulation Units in the applicable Sub-Accounts as the Contract Owner directs in the application. Premiums received on or after the expiration of the Right to Cancel Period will be allocated among the Sub-Accounts to purchase Accumulation Units in such Sub-Accounts as directed by the Contract Owner or, in the absence of directions, as specified in the original application. The number of Accumulation Units in each Sub-Account to be credited to a Contract (including the initial allocation to HVA Money Market Fund, Inc.) will be determined first by multiplying the premium by the percentage to be allocated to each Fund to determine the portion to be invested in the Sub-Account. Each portion to be invested in each Sub-Account is then divided by the Accumulation Unit Value of that particular Sub-Account next computed after receipt of the payment.


---------------------------------------------------
                            ACCUMULATION UNIT VALUES


    The Accumulation Unit Value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the Accumulation Unit Value of the particular Sub-Account on the preceding Valuation Day by a "Net Investment Factor" for that Sub-Account for the Valuation Period then ended. The Net Investment Factor for each Sub-Account is the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share dividends or capital gains by that Fund if the ex-dividend date occurs in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period. Applicants should refer to the Funds prospectus accompanying this Prospectus for a description of how the assets of each Fund are valued since such determination has a direct bearing on the Accumulation Unit Value of the Sub-Account and therefore the Account Value of a Contract. See, also, "Contract Benefits and Rights -- Account Value," page 13.



    All valuations in connection with a Contract, e.g., with respect to determining Account Value and Cash Surrender Value and in connection with Contract Loans, or calculation of Death Benefits, or with respect to determining the number of Accumulation Units to be credited to a Contract with each premium, other than the initial premium, will be made on the date the request or payment is received by Hartford at its Home Office if such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day.


---------------------------------------------------
                             DEDUCTIONS AND CHARGES

--------------------------------
                               MONTHLY DEDUCTIONS


    On the Contract Date, and on each Monthly Activity Date after the Contract Date, Hartford will deduct an amount ("Deduction Amount") to cover charges and expenses incurred in connection with a Contract. Each monthly Deduction Amount will be deducted pro rata from each Sub-Account attributable to the Contract such that the proportion of Account Value of the Contract attributable to each Sub-Account remains the same before and after the deduction. The Deduction Amount will vary from month to month. If the Cash Surrender Value is not sufficient to cover a Deduction Amount due on any Monthly Activity Date, the Contract may lapse. See "Contract Benefits and Rights -- Lapse and Reinstatement," page 14. The following is a summary of the monthly deductions and charges which constitute the Deduction Amount:



    COST OF INSURANCE CHARGE: The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Contract Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. This charge is a guaranteed maximum monthly rate multiplied by the Coverage Amount on the Contract Date or any Monthly Activity Date. For standard risks, the guaranteed cost of insurance rate is based on the 1980 Commissioners Standard Ordinary Mortality Table, age last birthday). (Unisex rates may be required in some states.) A table of guaranteed cost of insurance rates per $1,000 will be included in each Contract; however, Hartford reserves the right to use rates less than those shown in the table. Substandard risks will be charged at a higher cost of insurance rate

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------

that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table, age last birthday. The multiple will be based on the insured's substandard rating.

    The Coverage Amount is first set on the Contract Date and then on each Monthly Activity Date. On such days, it is the Face Amount less the Account Value subject to a Minimum Coverage Amount. The Coverage Amount remains level between the Monthly Activity Dates.


    The Coverage Amount may be adjusted to continue to qualify the Contracts as life insurance contracts under the current federal tax law. Under that law, the Minimum Coverage Amount is a stated percentage of the Account Value of the Contract determined on each Monthly Activity Date. The percentages vary according to the attained age of the Insured.


    EXAMPLE:

Face Amount = $100,000
Account Value on the Monthly Activity
Date = $30,000
Insured's attained age = 40
Minimum Coverage Amount percentage for age 40 = 150%

    On the Monthly Activity Date, the Coverage Amount is $70,000. This is calculated by subtracting the Account Value on the Monthly Activity Date ($30,000) from the Face Amount ($100,000), subject to a possible Minimum Coverage Amount adjustment. This Minimum Coverage Amount is determined by taking a percentage of the Account Value on the Monthly Activity Date. In this case, the Minimum Coverage Amount is $45,000 (150% of $30,000). Since $45,000 is less than the Face Amount less the Account Value ($70,000), no adjustment is necessary. Therefore, the Coverage Amount will be $70,000.


    Assume that the Account Value in the above example was $50,000. The Minimum Coverage Amount would be $75,000 (150% of $50,000). Since this is greater than the Face Amount less the Account Value ($50,000), the Coverage Amount for the Contract Month is $75,000. (For an explanation of the Death Benefit, see "Contract Benefits and Rights -- Death Benefit," page 12.)


    Because the Account Value and, as a result, the Coverage Amount under a Contract may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date.


    TAX EXPENSE CHARGE: Hartford will deduct monthly from the Account Value a tax expense charge equal to an annual rate of 0.40% for the first ten Contract Years. This charge compensates Hartford for premium taxes imposed by various states and local jurisdictions and for federal taxes imposed under Section 848 of the Code. The charge includes a premium tax deduction of 0.25% and a federal tax deduction of 0.15%. The 0.25% premium tax deduction over ten Contract Years approximates Hartford's average expenses for state and local premium taxes (2.5%). Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, Hartford does not expect to make a profit from this deduction. The 0.15% federal tax deduction helps reimburse Hartford for approximate expenses incurred from federal taxes under
Section 848 of the Code.



    ADMINISTRATIVE CHARGE: Hartford will deduct monthly from the Account Value attributable to the Separate Account an administrative charge equal to an annual rate of 0.25%. This charge compensates Hartford for administrative expenses incurred in the administration of the Separate Account and the Contracts.



    MORTALITY AND EXPENSE RISK CHARGE: Hartford will deduct monthly from the Account Value attributable to the Separate Account a charge equal to an annual rate of 0.90% for the mortality risks and expense risks Hartford assumes in relation to the variable portion of the Contracts. The mortality risk assumed is that the cost of insurance charges specified in the Contract will be insufficient to meet claims. Hartford also assumes a risk that the Face Amount (the minimum Death Benefit) will exceed the Coverage Amount on the date of death plus the Account Value on the date Hartford receives written notice of death. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the administrative charges set in the Contract. Hartford may profit from the mortality and expense risk charge and may use any profits for any proper purpose, including any difference between the cost it incurs in distributing the Contracts and the proceeds of the contingent deferred sales charge. The mortality and expense risk charge is deducted while the Contract is in force, including the duration of a payment option.


---------------------------------------------------
                             ANNUAL MAINTENANCE FEE


    If the Account Value on a Contract Anniversary is less than $50,000, Hartford will deduct on such date an annual maintenance fee of $30. This fee will help reimburse Hartford for administrative and maintenance costs of the Contracts. The sum of the monthly administrative charges and the annual maintenance fee will not exceed the cost Hartford incurs in providing administrative services under the Contracts.


---------------------------------------------------
                   TAXES CHARGED AGAINST THE SEPARATE ACCOUNT


    Currently, no charge is made to the Separate Account for federal income taxes that may be attributable to the Separate Account. Hartford may, however, make such a

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

charge in the future. Charges for other taxes, if any, attributable to the Separate Account may also be made.
---------------------------------------------------
                           CHARGES AGAINST THE FUNDS


    The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectus accompanying this Prospectus.


---------------------------------------------------
                        CONTINGENT DEFERRED SALES CHARGE


    Upon surrender of the Contract and partial withdrawals in excess of the Annual Withdrawal Amount, a contingent deferred sales charge may be assessed. In Contract Years 1 through 3, this charge is 7.5% of surrendered Account Value attributable to premiums paid. In Contract Years 4 through 5, this charge is 6%. In Contract Years 6 through 7, this charge is 4%. In Contract Years 8 through 9, this charge is 2%. After the ninth Contract Year, there is no charge.



    In determining the contingent deferred sales charge and the additional premium tax charge discussed below, any surrender or partial withdrawal during the first ten Contract Years will be deemed first from premiums paid and then from earnings. If an amount equal to all premiums paid has been withdrawn, no charge will be assessed on a withdrawal of the remaining Account Value.



    The contingent deferred sales charge is imposed to cover a portion of the sales expense incurred by Hartford in distributing the Contracts. This expense includes agents commissions, advertising and the printing of prospectuses.



    See "Contract Benefits and Rights -- Amount Payable on Surrender of the Contract," page 14.


---------------------------------------------------
                               PREMIUM TAX CHARGE


    During the first nine Contract Years, an additional premium tax charge will be imposed on surrender or partial withdrawals. The additional premium tax charge is shown below, as a percentage of Account Value, at the end of each Contract Year:


 CONTRACT
   YEAR        RATE
-----------  ---------
         1       2.25%
         2       2.00%
         3       1.75%
         4       1.50%
         5       1.25%
         6       1.00%
         7       0.75%
         8       0.50%
         9       0.25%
       10+       0.00%

    After the ninth Contract Year, no additional premium tax charge will be imposed.

---------------------------------------------------
                          CONTRACT BENEFITS AND RIGHTS

-------------------------------- DEATH BENEFIT

    While in force, the Contract provides for the payment of the Death Proceeds to the named beneficiary when the Insured under the Contract dies. The Death Proceeds payable to the beneficiary equal the Death Benefit less any loans outstanding. The Death Benefit equals the greater of (1) the Face Amount or (2) the Account Value multiplied by a specified percentage. The percentages vary according to the attained age of the Insured and are specified in the Contract. Therefore, an increase in Account Value may increase the Death Benefit. However, because the Death Benefit will never be less than the Face Amount, a decrease in Account Value may decrease the Death Benefit but never below the Face Amount.

    EXAMPLES:

                                                A           B
                                            ----------  ----------
Face Amount:..............................  $  100,000  $  100,000
Insured's Age:............................          40          40
Account Value on Date of Death:...........      46,500      34,000
Specified Percentage......................        250%        250%


    In Example A, the Death Benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the Date of Death of $46,500, multiplied by the specified percentage of 250%). This amount less any outstanding loans constitutes the Death Proceeds which Hartford would pay to the beneficiary.



    In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------

    All or part of the Death Proceeds may be paid in cash or applied under a "Payment Option." See "Other Matters -- Payment Options," page 16.

---------------------------------------------------
                                 ACCOUNT VALUE

    The Account Value of a Contract will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Funds, the value of the Loan Account and the monthly Deduction Amounts. There is no minimum guaranteed Account Value.

    The Account Value of a particular Contract is related to the net asset value of the Funds to which premiums on the Contract have been allocated. The Account Value on any Valuation Day is calculated by multiplying the number of Accumulation Units credited to the Contract in each Sub-Account as of the Valuation Day by the Accumulation Unit Value of that Sub-Account, and then summing the result for all the Sub-Accounts credited to the Contract and the value of the Loan Account. See "The Contract -- Accumulation Unit Values," page 10.

---------------------------------------------------
                           TRANSFER OF ACCOUNT VALUE


    While the Contract remains in effect, and subject to Hartford's transfer rules then in effect, the Contract Owner may request that part or all of the Account Value of a particular Sub-Account be transferred to other Sub-Accounts. Hartford reserves the right to restrict the number of such transfers to no more than 12 per Contract Year, with no two transfers being made on consecutive Valuation Days. However, there are no restrictions on the number of transfers at the present time. Transfers may be made by written request or by calling toll free 1-800-231-5453. Transfers by telephone may be made by the agent of record or by the attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. The policy of Hartford and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. Hartford will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, Hartford may be liable for any losses due to unauthorized or fraudulent instructions. The procedures Hartford follows for transactions initiated by telephone include requirements that callers provide certain information for identification purposes. All transfer instructions by telephone are tape recorded.



    It is the responsibility of the Contract Owner to verify the accuracy of all confirmations of transfers and to promptly advise Hartford of any inaccuracies within one business day of receipt of the confirmation. Hartford will send the Contract Owner a confirmation of the transfer within five days from the date of any instruction.



    Hartford may modify the right to reallocate Account Value among the Sub-Accounts if Hartford determines, in its sole discretion, that the exercise of that right by one or more Contract Owners is, or would be, to the disadvantage of other Contract Owners. Any modification could be applied to transfers to or from some or all of the Sub-Accounts and could include, but not be limited to, the requirement of a minimum period between each transfer, not accepting transfer requests of an agent acting under the power of attorney on behalf of more than one Contract Owner, or limiting the dollar amount that may be transferred among the Sub-Accounts at one time. These restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right that Hartford considers to be disadvantageous to other Contract Owners.



    As a result of a transfer, the number of Accumulation Units credited to the Sub-Account from which the transfer is made will be reduced by the number obtained by dividing the amount transferred by the Accumulation Unit Value of that Sub-Account on the Valuation Day Hartford receives the transfer request. The number of Accumulation Units credited to the Sub-Account to which the transfer is made will be increased by the number obtained by dividing the amount transferred by the Accumulation Unit Value of that Sub-Account on the Valuation Day Hartford receives the transfer request.


---------------------------------------------------
                                 CONTRACT LOANS


    While the Contract is in effect, a Contract Owner may obtain, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), one or both of two types of cash loans from Hartford. Both types of loans are secured by the Contract. The aggregate loans (including the currently applied for loan) may not exceed, at the time a loan is requested, 90% of the Account Value less any contingent deferred sales charge and due and unpaid Deduction Amount.



    The loan amount will be transferred pro rata from each Sub-Account attributable to the Contract (unless the Contract Owner specifies otherwise) to the Loan Account. The amounts allocated to the Loan Account will bear interest at a rate of 4% per annum (6% for "Preferred Loans"). The amount of the Loan Account that equals the difference between the Account Value and the total of all premiums paid under the Contract is considered a "Preferred Loan." The loan interest rate that Hartford will charge on all loans is 6% per annum. The difference between the value of the Loan Account and the Indebtedness will be transferred on a pro-rata basis from the Sub-Accounts to the Loan Account on each Monthly Activity Date. The proceeds of a loan will be delivered to the Contract Owner within seven business days of Hartford's receipt of the loan request.

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


    If the aggregate outstanding loan(s) secured by the Contract exceeds the Account Value of the Contract less any contingent deferred sales charges and due and unpaid Deduction Amount, Hartford will give written notice to the Contract Owner that, unless Hartford receives an additional payment within 61 days to reduce the aggregate outstanding loan(s) secured by the Contract, the Contract may lapse.


    All or any part of any loan secured by a Contract may be repaid while the Contract is still in effect. When loan repayments or interest payments are made, they will be allocated among the Sub-Account(s) in the same percentage as premiums are allocated (unless the Contract Owner requests a different allocation) and an amount equal to the payment will be deducted from the Loan Account. Any outstanding loan at the end of a Grace Period must be repaid before the Contract will be reinstated. See "Contract Benefits and Rights -- Lapse and Reinstatement," page 14.

    A loan, whether or not repaid, will have a permanent effect on the Account Value because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts earn more than 4% per annum (the annual interest rate for amounts held in the Loan Account), a Contract Owner's Account Value will not increase as rapidly as it would have had no loan been made. If the Sub-Accounts earn less than 4% per annum, the Contract Owner's Account Value will be greater than it would have been had no loan been made. Also, if not repaid, the aggregate outstanding loan(s) will reduce the Death Proceeds and Cash Surrender Value otherwise payable.

---------------------------------------------------
                  AMOUNT PAYABLE ON SURRENDER OF THE CONTRACT


    While the Contract is in effect, a Contract Owner may elect, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), to fully surrender the Contract. Upon surrender, the Contract Owner will receive the Cash Surrender Value determined as of the day Hartford receives the Contract Owner's written request or the date requested by the Contract Owner whichever is later. The Cash Surrender Value equals the Account Value less any contingent deferred sales charges and additional premium tax charge and all Indebtedness. Hartford will pay the Cash Surrender Value of the Contract within seven days of receipt by Hartford of the written request or on the effective surrender date requested by the Contract Owner, whichever is later. The Contract will terminate on the date of receipt of the written request, or the date the Contract Owner requests the surrender to be effective, whichever is later. For a discussion of the tax consequences of surrendering the Contract, see "Federal Tax Considerations," page 21.



    If the Contract Owner chooses to apply the surrender proceeds to a payment option (see "Other Matters -- Payment Options," page 16), the contingent deferred sales charge will not be imposed to the surrender proceeds applied to the option. In other words, the surrender proceeds will equal the Cash Surrender Value without reduction for the contingent deferred sales charge. However, the additional premium tax charge, if applicable, will be deducted from the surrender proceeds to be applied, and amounts withdrawn from Option 1, Option 5 or Option 6 will be subject to the contingent deferred sales charge, if applicable.


---------------------------------------------------
                              PARTIAL WITHDRAWALS


    While the Contract is in effect, a Contract Owner may elect, by written request, to make partial withdrawals from the Cash Surrender Value. The Cash Surrender Value, after partial withdrawal, must at least equal Hartford's minimum amount rules then in effect; otherwise, the request will be treated as a request for full surrender. The partial withdrawal will be deducted pro rata from each Sub-Account, unless the Contract Owner instructs otherwise. The Face Amount will be reduced proportionate to the reduction in the Account Value due to the partial withdrawal. Partial withdrawals in excess of the Annual Withdrawal Amount will be subject to the contingent deferred sales charge and any additional premium tax charges. See "Deductions and Charges -- Contingent Deferred Sales Charge," page 12 , and "Deductions and Charges -- Premium Tax Charge," page 12. For a discussion of the tax consequences of partial withdrawals, see "Federal Tax Considerations," page 21.


---------------------------------------------------
                              BENEFITS AT MATURITY


    If the Insured is living on the "Maturity Date" (the anniversary of the Contract Date on which the Insured is age 100), on surrender of the Contract to Hartford, Hartford will pay to the Contract Owner the Cash Surrender Value. In such case, the Contract will terminate and Hartford will have no further obligations under the Contract. (The Maturity Date may be extended by rider where approved, but see "Federal Tax Considerations -- Income Taxation of Contract Benefits," page 22.)


---------------------------------------------------
                            LAPSE AND REINSTATEMENT


    The Contract will remain in effect until the Cash Surrender Value is insufficient to cover a Deduction Amount due on a Monthly Activity Date. Hartford will notify the Contract Owner of the deficiency in writing and will provide a 61-day period ("Grace Period") to pay an amount sufficient to cover the Deduction Amounts due. The notice will indicate the amount that must be paid.

HARTFORD LIFE INSURANCE COMPANY                                               15
--------------------------------------------------------------------------------

    The Contract will continue through the Grace Period, but if no additional premium payment is made, it will terminate at the end of the Grace Period. If the person insured under the Contract dies during the Grace Period, the Death Proceeds payable under the Contract will be reduced by the Deduction Amount(s) due and unpaid. See "Contract Benefits and Rights -- Death Benefit," page 12.


    If the Contract lapses, the Contract Owner may apply for reinstatement of the Contract by payment of the reinstatement premium (and any applicable charges) shown in the Contract. A request for reinstatement may be made within five years of lapse. If a loan was outstanding at the time of lapse, Hartford will require repayment of the loan before permitting reinstatement. In addition, Hartford reserves the right to require evidence of insurability satisfactory to Hartford.


---------------------------------------------------
                        CANCELLATION AND EXCHANGE RIGHTS


    An applicant has a limited right to return a Contract for cancellation. If the Contract is returned, by mail or personal delivery to Hartford or to the agent who sold the Contract, to be cancelled within ten days after delivery of the Contract to the Contract Owner (a longer free-look period is provided in certain cases), Hartford will return to the applicant, within seven days, the greater of premiums paid for the Contract or the sum of (1) the Account Value on the date the returned Contract is received by Hartford or its agent and (2) any deductions under Contract or by the Funds for taxes, charges or fees.



    Once the Contract is in effect, it may be exchanged, during the first 24 months after its issuance, for a non-variable flexible premium adjustable life insurance contract offered by Hartford (or an affiliated company) on the life of the Insured. No evidence of insurability will be required. The new contract will have, at the election of the Contract Owner, either the same Coverage Amount as under the exchanged Contract on the date of exchange or the same Death Benefit. The effective date, issue date and issue age will be the same as existed under the exchanged Contract. If a Contract loan was outstanding, the entire loan must be repaid. There may be a cash adjustment required on the exchange.


---------------------------------------------------
                            SUSPENSION OF VALUATION,
                             PAYMENTS AND TRANSFERS


    Hartford will suspend all procedures requiring valuation (including transfers, surrenders and loans) on any day a national stock exchange is closed or trading is restricted due to an existing emergency, as defined by the Securities and Exchange Commission, or on any day the Securities and Exchange Commission has ordered that the right of surrender of the Contracts be suspended for the protection of Contract Owners, until such condition has ended.


---------------------------------------------------
                            LAST SURVIVOR CONTRACTS


    The Contracts are offered on both a single life and a "last survivor" basis. Contracts sold on a last survivor basis operate in a manner almost identical to the single life version. The most important difference is that the last survivor version involves two Insureds and the Death Proceeds are paid on the death of the last surviving Insured. The other significant differences between the last survivor and single life versions are listed below.



1. The cost of insurance charges under the last survivor Contracts are determined in a manner that reflects the anticipated mortality of the two Insureds and the fact that the Death Benefit is not payable until the death of the second Insured. See the last survivor illustrations in "Appendix B," page 27.


2. To qualify for simplified underwriting under a last survivor Contract, both Insureds must meet the simplified underwriting standards.

3. For a last survivor Contract to be reinstated, both Insureds must be alive on the date of reinstatement.

4. The Contract provisions regarding misstatement of age or sex, suicide and incontestability apply to either Insured.


5. Additional tax disclosures applicable to last survivor Contracts are provided in "Federal Tax Considerations," page 21.


---------------------------------------------------
                                 OTHER MATTERS

-------------------------------- VOTING RIGHTS


    In accordance with its interpretation of presently applicable law, Hartford will vote the shares of the Funds at regular and special meetings of the shareholders of the Funds in accordance with instructions from Contract Owners (or the assignee of the Contract, as the case may be) having a voting interest in the Separate Account. The number of shares held in the Separate Account which are attributable to each Contract Owner is determined by dividing the Contract Owner's interest in each Sub-Account by the net asset value of the applicable shares of the Funds. Hartford will vote shares for which no instructions have been given and shares which are not attributable to Contract Owners (i.e., shares owned by Hartford) in the same proportion as it votes shares for which it has received instructions. However, if the Investment Company Act of 1940 or any rule promulgated thereunder should be amended, or if Hartford's present interpretation should change and, as a result, Hartford determines it is permitted

16                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

to vote the shares of the Funds in its own right, it may elect to do so.


    The voting interests of the Contract Owner (or the assignee) in the Funds will be determined as follows: Contract Owners may cast one vote for each full or fractional Accumulation Unit owned under the Contract and allocated to a Sub-Account,the assets of which are invested in the particular Fund on the record date for the shareholder meeting for that Fund. If, however, a Contract Owner has taken a loan secured by the Contract, amounts transferred from the Sub-Account(s) to the Loan Account in connection with the loan (see "Contract Benefits and Rights -- Contract Loans," page 13) will not be considered in determining the voting interests of the Contract Owner. Contract Owners should review the Funds prospectus accompanying this Prospectus to determine matters on which shareholders may vote.



    Hartford may, when required by state insurance regulatory authorities, disregard Contract Owners' voting instructions if such instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of one or more of the Funds or to approve or disapprove an investment advisory contract for the Funds.



    In addition, Hartford itself may disregard Contract Owners' voting instructions in favor of changes initiated by a Contract Owner in the investment policy or the investment adviser of the Funds if Hartford reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities. If Hartford does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next periodic report to Contract Owners.


---------------------------------------------------
                         STATEMENTS TO CONTRACT OWNERS


    Hartford will maintain all records relating to the Separate Account and the Sub-Accounts. At least once each Contract Year, Hartford will send to Contract Owners a statement showing the Coverage Amount and the Account Value of the Contract (indicating the number of Accumulation Units credited to the Contract in each Sub-Account and the corresponding Accumulation Unit Value) and any outstanding loan secured by the Contract as of the date of the statement. The statement will also show premium paid, and Deduction Amounts under the Contract since the last statement, and any other information required by any applicable law or regulation.


---------------------------------------------------
                           LIMIT ON RIGHT TO CONTEST


    Hartford may not contest the validity of the Contract after it has been in effect during the Insured's lifetime for two years from the Issue Date. If the Contract is reinstated, the two-year period is measured from the date of reinstatement. Any increase in the Coverage Amount as a result of a premium is contestable for two years from its effective date. In addition, if the Insured commits suicide in the two year period, or such period as specified in state law, the benefit payable will be limited to the Account Value less any Indebtedness.


---------------------------------------------------
                         MISSTATEMENT AS TO AGE AND SEX

    If the age or sex of the Insured is incorrectly stated, the Death Benefit will be appropriately adjusted as specified in the Contract.

---------------------------------------------------
                                PAYMENT OPTIONS


    The surrender proceeds or Death Proceeds under the Contracts may be paid in a lump sum or may be applied to one of Hartford's payment options. The minimum amount that may be applied under a payment option is $5,000, unless Hartford consents to a lesser amount. Under Options 2, 3 and 4, no surrender or partial withdrawals are permitted after payments commence. Full surrender or partial withdrawals may be made from Option 1 or Option 6, but they are subject to the contingent deferred sales charge, if applicable. Only a full surrender is allowed from Option 5. A surrender from Option 5 will also be subject to the contingent deferred sales charge, if applicable.



    Hartford will pay interest of at least 3 1/2% per year on the Death Proceeds from the date of the Insured's death to the date payment is made or a payment option is elected. At such times, the proceeds are not subject to the investment experience of the Separate Account.



    The following options are available under the Contracts (Hartford may offer other payment options):


    OPTION 1: Interest Income


    This option offers payments of interest, at the rate Hartford declares, on the amount applied under this option. The interest rate will never be less than 3 1/2% per year.


    OPTION 2: Life Annuity

    A life annuity is an annuity payable during the lifetime of the payee and terminating with the last payment preceding the death of the payee. This option offers the largest payment amount of any of the life annuity options, since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a beneficiary.

    It would be possible under this option for a payee to receive only one annuity payment if he died prior to the due

HARTFORD LIFE INSURANCE COMPANY                                               17
--------------------------------------------------------------------------------


date of the second annuity payment, two annuity payments if he died before the date of the third annuity payment, etc.


    OPTION 3: Life Annuity with 120, 180 or 240 Monthly Payments Certain


    This annuity option is an annuity payable monthly during the lifetime of the payee with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the payee, payments have been made for less than the minimum elected number of months, then the present value (as of the date of the payee's death) of any remaining guaranteed payments will be paid in one sum to the beneficiary or beneficiaries designated, unless other provisions have been made and approved by Hartford.


    OPTION 4: Joint and Last Survivor Annuity


    An annuity payable monthly during the joint lifetime of the payee and a designated second person, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the death of the survivor. Based on the options currently offered by Hartford, the payee may elect that the payment to the survivor be less than the payment made during the joint lifetime of the payee and a designated second person.


    It would be possible under this option for a payee and designated second person to receive only one payment in the event of the common or simultaneous death of the parties prior to the due date for the second payment and so on.

    OPTION 5: Payments for a Designated Period


    An amount payable monthly for the number of years selected, which may be from five to 30 years. Under this option, you may, at any time, request a full surrender and receive, within seven days, the termination value of the Contract as determined by Hartford.



    In the event of the payee's death prior to the end of the designated period, the present value (as of the date of the payee's death) of any remaining guaranteed payments will be paid in one sum to the beneficiary or beneficiaries designated unless other provisions have been made and approved by Hartford.


    Option 5 is an option that does not involve life contingencies.


    OPTION 6: Death Proceeds Remaining with Hartford



    Proceeds from the Death Benefit left with Hartford. These proceeds will remain in the Sub-Accounts to which they were allocated at the time of death, unless the beneficiary elects to reallocate them. Full or partial withdrawals may be made at any time.


    VARIABLE AND FIXED ANNUITY PAYMENTS: When an annuity is effected, unless otherwise specified, the surrender proceeds or Death Proceeds held in the Sub-Accounts will be applied to provide a variable annuity based on the pro rata amount in the various Sub-Accounts. Fixed annuities options are also available. YOU SHOULD CONSIDER WHETHER THE ALLOCATION OF PROCEEDS AMONG SUB-ACCOUNTS OF THE SEPARATE ACCOUNT FOR YOUR ANNUITY PAYMENTS ARE BASED ON THE INVESTMENT ALTERNATIVE BEST SUITED TO YOUR RETIREMENT NEEDS.


    VARIABLE ANNUITY: The Contract contains tables indicating the minimum dollar amount of the first monthly payment under the optional variable forms of annuity for each $1,000 of value of a Sub-Account. The first monthly payment varies according to the form and type of variable payment annuity selected. The Contract contains variable payment annuity tables derived from the 1983(a) Individual Annuity Mortality Table, with ages set back one year and with an assumed investment rate ("A.I.R.") of 5% per annum. The total first monthly variable annuity payment is determined by multiplying the proceeds value (expressed in thousands of dollars) of a Sub-Account by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Contract.



    The amount of the first monthly variable annuity payment is divided by the value of an annuity unit (an accounting unit of measure used to calculate the value of annuity payments) for the appropriate Sub-Account no earlier than the close of business on the fifth Valuation Day preceding the day on which the payment is due in order to determine the number of annuity units represented by the first payment. This number of annuity units remains fixed during the annuity payment period and in each subsequent month the dollar amount of the variable annuity payment is determined by multiplying this fixed number of annuity units by the current annuity unit value.


    LEVEL VARIABLE ANNUITY PAYMENTS WOULD BE PRODUCED IF THE INVESTMENT RATE REMAINED CONSTANT AND EQUAL TO THE A.I.R. IN FACT, PAYMENTS WILL VARY UP OR DOWN AS THE INVESTMENT RATE VARIES UP OR DOWN RELATIVE TO THE A.I.R.

    FIXED ANNUITY: Fixed annuity payments are determined by multiplying the amount applied to the annuity by a rate (to be determined by Hartford) which is no less than the rate specified in the fixed payment annuity tables in the Contract. The annuity payment will remain level for the duration of the annuity.


    Hartford will make any other arrangements for income payments as may be agreed on.

18                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

---------------------------------------------------
                                  BENEFICIARY


    The applicant names the beneficiary in the application for the Contract. The Contract Owner may change the beneficiary (unless irrevocably named) during the Insured's lifetime by written request to Hartford. If no beneficiary is living when the Insured dies, the Death Proceeds will be paid to the Contract Owner if living; otherwise to the Contract Owner's estate.


---------------------------------------------------
                                   ASSIGNMENT


    The Contract may be assigned as collateral for a loan or other obligation. Hartford is not responsible for any payment made or action taken before receipt of written notice of such assignment. Proof of interest must be filed with any claim under a collateral assignment.


---------------------------------------------------
                                   DIVIDENDS

    No dividends will be paid under the Contracts.

HARTFORD LIFE INSURANCE COMPANY                                               19
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        EXECUTIVE OFFICERS AND DIRECTORS


                                        POSITION WITH HARTFORD,              OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME, AGE                       YEAR OF ELECTION                        FOR PAST 5 YEARS; OTHER DIRECTORSHIPS
-------------------------------  -------------------------------------  -----------------------------------------------------------
Wendell J. Bossen, 63            Vice President, 1992**                 President (1992-Present), International Corporate Marketing
                                                                          Group, Inc.; Executive Vice President (1984-1992), Mutual
                                                                          Benefit.
Gregory A. Boyko, 45             Vice President, 1995                   Vice President & Controller (1995-Present), Hartford; Chief
                                                                          Financial Officer (1994-1995), IMG American Life; Senior
                                                                          Vice President (1992-1994), Connecticut Mutual Life
                                                                          Insurance Company.
Peter W. Cummins, 60             Vice President, 1989                   Vice President, Individual Annuity Operations
                                                                          (1989-Present), Hartford.
Ann M. deRaismes, 46             Vice President, 1994                   Vice President (1994-Present); Assistant Vice President
                                                                          (1992-1994); Director of Human Resources (1991-1997),
                                                                          Hartford.
Timothy M. Fitch, 44             Vice President, 1995                   Actuary (1997-Present); Vice President (1995-Present);
                                 Actuary, 1997                            Assistant Vice President (1993-1995); Director
                                                                          (1991-1993), Hartford.
Bruce D. Gardner, 46             Vice President, 1996                   Vice President (1996-Present); General Counsel and
                                 Director, 1994*                          Corporate Secretary (1991-1995), Hartford.
Joseph H. Gareau, 50             Executive Vice President &             Senior Vice President & Chief Investment Officer
                                 Chief Investment Officer, 1993           (1992-1993), Hartford; Senior Vice President and Chief
                                 Director, 1993*                          Investment Officer (1992), Hartford Insurance Group.
J. Richard Garrett, 52           Vice President, 1993                   Treasurer (1994-Present), Hartford; Treasurer (1977),
                                 Treasurer, 1977                          Hartford Insurance Group.
John P. Ginnetti, 51             Executive Vice President and           Senior Vice President (1988-1994), Hartford.
                                 Director, Asset Management
                                 Services, 1994
                                 Director, 1988
Lynda Godkin, 43                 General Counsel, 1996                  Associate General Counsel and Corporate Secretary
                                 Corporate Secretary, 1995                (1995-1996); Assistant General Counsel and Secretary
                                                                          (1994-1995); Counsel (1990-1994), Hartford.
Lois W. Grady, 52                Vice President, 1993                   Assistant Vice President (1988-1993), Hartford.
David A. Hall, 43                Senior Vice President &                Senior Vice President & Actuary (1992-Present), Hartford.
                                 Actuary, 1992
Robert A. Kerzner, 45            Vice President, 1994                   Vice President (1994-Present); Regional Vice President
                                                                          (1991-1994), Hartford.
Andrew W. Kohnke, 48             Vice President, 1992                   Vice President (1992-Present); Assistant Vice President
                                                                          (1989-1992), Hartford.
Steven M. Maher, 42              Vice President & Actuary, 1993         Vice President & Actuary (1993-Present); Assistant Vice
                                                                          President (1987), Hartford.
William B. Malchodi, Jr., 46     Vice President, 1994                   Vice President (1994-Present); Director of Taxes
                                 Director of Taxes, 1992                  (1992-1997), Hartford Insurance Group.
Thomas M. Marra, 38              Executive Vice President &             Senior Vice President and Director, Individual Life and
                                 Director, Individual Life and            Annuity Division (1993-1996); Director of Individual
                                 Annuity Division, 1996                   Annuities (1991-1993), Hartford.
                                 Director, 1994*
Robert F. Nolan, 42              Vice President, 1995                   Assistant Vice President (1992-1995), Hartford; Manager
                                                                          Public Relations (1986), Aetna Life and Casualty
                                                                          Insurance Company.

20                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                        POSITION WITH HARTFORD,              OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME, AGE                       YEAR OF ELECTION                        FOR PAST 5 YEARS; OTHER DIRECTORSHIPS
-------------------------------  -------------------------------------  -----------------------------------------------------------
Joseph J. Noto, 45               Vice President, 1989                   President and Director (1994-Present), American Maturity
                                                                          Life Insurance Company.
Leonard E. Odell, Jr., 52        Senior Vice President, 1994            Senior Vice President (1994-Present); Vice President and
                                 Director, 1994*                          Chief Actuary (1982-1994), Hartford.
Craig D. Raymond, 36             Vice President, 1993                   Assistant Vice President (1992-1993); Actuary (1989-1994),
                                 Chief Actuary, 1994                      Hartford.
Lowndes A. Smith, 57             President & Chief Operating            President & Chief Operating Officer (1989-Present),
                                 Officer, 1989                            Hartford.
                                 Director, 1981*
Edward J. Sweeney, 40            Vice President, 1993                   Chicago Regional Manager (1985-1993), Hartford.
Raymond P. Welnicki, 48          Senior Vice President &                Senior Vice President & Director, Employee Benefit
                                 Director, Employee Benefit               Division, (1994-Present); Vice President (1993-1994),
                                 Division, 1994                           Hartford; Board of Directors, Ethix Corp.
                                 Director, 1994*
Walter C. Welsh, 50              Vice President, 1995                   Assistant Vice President (1993-1995), Hartford.
James J. Westervelt, 50          Senior Vice President, &               Senior Vice President & Group Controller (1994-Present);
                                 Group Controller, 1994                   Vice President and Group Controller (1989-1994), Hartford
                                                                          Insurance Group.
Lizabeth H. Zlatkus, 38          Vice President, 1994                   Vice President (1994-Present); Assistant Vice President
                                 Director, 1994*                          (1992-1994), Hartford.



    Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

------------------------
 * Denotes date of election to Board of Directors.

** ITT Hartford Affiliated Company


---------------------------------------------------
                         DISTRIBUTION OF THE CONTRACTS


    Hartford intends to sell the Contracts in all jurisdictions where it is licensed to do business. The Contracts will be sold by life insurance sales representatives who represent Hartford and who are registered representatives of Hartford Equity Sales Company, Inc. ("HESCO") or certain other independent, registered broker-dealers. Any sales representative or employee will have been qualified to sell variable life insurance contracts under applicable federal and state laws. Each broker-dealer is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and all are members of the National Association of Securities Dealers, Inc.



    Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. Both HESCO and HSD are wholly-owned subsidiaries of Hartford. The principal business address of HESCO and HSD is the same as that of Hartford.



    The maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers is 7.0% of initial and subsequent premiums. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.



    Hartford may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-advantaged and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and variable annuities and other investment alternatives, including comparisons between the Contracts and the characteristics of, and market for, such alternatives.


---------------------------------------------------
                          SAFEKEEPING OF THE SEPARATE
                                ACCOUNT'S ASSETS


    The assets of the Separate Account are held by Hartford. The assets of the Separate Account are kept physically segregated and held separate and apart from the General Account of Hartford. Hartford maintains records of all

HARTFORD LIFE INSURANCE COMPANY                                               21
--------------------------------------------------------------------------------


purchases and redemptions of shares of the Fund. Additional protection for the assets of the Separate Account is afforded by Hartford's blanket fidelity bond, issued by Aetna Casualty and Surety Company, in the aggregate of $50 million, covering all of the officers and employees of Hartford.


---------------------------------------------------
                           FEDERAL TAX CONSIDERATIONS

--------------------------------    GENERAL

    SINCE THE TAX LAW IS COMPLEX AND SINCE TAX CONSEQUENCES WILL VARY ACCORDING TO THE ACTUAL STATUS OF THE CONTRACT OWNER INVOLVED, LEGAL AND TAX ADVICE MAY BE NEEDED BY A PERSON, EMPLOYER OR OTHER ENTITY CONTEMPLATING THE PURCHASE OF A CONTRACT DESCRIBED HEREIN.


    It should be understood that any detailed description of the federal income tax consequences regarding the purchase of the Contracts cannot be made in this Prospectus and that special tax rules may be applicable with respect to certain purchase situations not discussed herein. In addition, no attempt is made here to consider any applicable state or other tax laws. For detailed information, a qualified tax adviser should always be consulted. This discussion of federal tax considerations is based upon Hartford's understanding of existing federal income tax laws as they are currently interpreted.



---------------------------------------------------

                            TAXATION OF HARTFORD AND
                              THE SEPARATE ACCOUNT


    The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units (see "Contract Benefits and Right -- Account Value," page
13). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.



    Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for such taxes against the Separate Account.


---------------------------------------------------
                      INCOME TAXATION OF CONTRACT BENEFITS


    For federal income tax purposes, the Contracts should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. Also, a life insurance contract owner is generally not taxed on increments in the contract value until the Contract is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a Contract that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 requirements.



    During the first 15 Contract Years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the Contract.



    The Maturity Date Extension Rider allows a Contract Owner to extend the Maturity Date to the date of the Insured's death. If the Maturity Date of the Contract is extended by rider, Hartford believes that the Contract will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the Contract is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Contract Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.


---------------------------------------------------
                            LAST SURVIVOR CONTRACTS


    Although Hartford believes that the last survivor Contracts are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor Contract will meet the Section 7702 definition of a life insurance contract.


---------------------------------------------------
                          MODIFIED ENDOWMENT CONTRACTS

    A life insurance contract is treated as a "modified endowment contract" under Section 7702A of the Code if it meets the definition of life insurance in
Section 7702 but fails the "seven-pay" test of Section 7702A. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual

22                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


premiums using specified computational rules provided in Section 7702A(c). The large single premium permitted under the Contract does not meet the specified computational rules for the "seven-pay test" under Section 7702A(c). Therefore, the Contract will generally be treated as a modified endowment contract for federal income tax purposes. However, an exchange under Section 1035 of the Code of a life insurance contract issued before June 21, 1988 will not cause the new contract to be treated as a modified endowment contract if no additional premiums are paid and there is no change in the death benefit as the result of the exchange.



    A Contract that is classified as a modified endowment contract is generally eligible for the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, loans, distributions or other amounts received from a modified endowment contract during the life of the Insured will be taxed to the extent of any accumulated income in the contract (generally, the excess of account value over premiums paid). Amounts that are taxable withdrawals will be subject to a 10% additional tax, with certain exceptions.



    All modified endowment contracts that are issued within any calendar year to the same contract owner by one company or its affiliates shall be treated as one modified endowment contract in determining the taxable portion of any loan or distributions.


---------------------------------------------------
                      ESTATE AND GENERATION SKIPPING TAXES

    When the Insured dies, the Death Proceeds will generally be includible in the Contract Owner's estate for purposes of federal estate tax if the last surviving Insured owned the Contract. If the Contract Owner was not the last surviving Insured, the fair market value of the Contract would be included in the Contract Owner's estate upon the Contract Owner's death. Nothing would be includible in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

    Federal estate tax is integrated with federal gift tax under a unified rate schedule. In general, estates less than $600,000 will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse (when the Death Proceeds would be available to pay taxes due and other expenses incurred).

    If the Contract Owner (whether or not he or she is an Insured) transfers ownership of the Contract to someone two or more generations younger, the transfer may be subject to the generation-skipping transfer tax, the taxable amount being the value of the Contract. The generation-skipping transfer tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping transfer exemption of $1 million. Because these rules are complex, the Contract Owner should consult with a qualified tax adviser for specific information if ownership is passing to younger generations.

---------------------------------------------------
                          DIVERSIFICATION REQUIREMENTS

    Section 817 of the Code provides that a variable life insurance contract (other than a pension plan policy) will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified in accordance with regulations prescribed by the Treasury Department. If a Contract is not treated as a life insurance contract, the Contract Owner will be subject to income tax on the annual increases in cash value.

    The Treasury Department has issued diversification regulations which generally require, among other things, that no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In addition, in the case of government securities, each government agency or instrumentality shall be treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may comply within a reasonable period and avoid the taxation of policy income on an ongoing basis. However, either the company or the Contract Owner must agree to pay the tax due for the period during which the diversification requirements were not met.


    Hartford monitors the diversification of investments in the separate accounts and tests for diversification as required by the Code. Hartford intends to administer all contracts, including the Contracts, subject to the diversification requirements in a manner that will maintain adequate diversification.


---------------------------------------------------
                           OWNERSHIP OF THE ASSETS IN
                              THE SEPARATE ACCOUNT

    In order for a variable life insurance contract to qualify for tax deferral, assets in the segregated asset accounts

HARTFORD LIFE INSURANCE COMPANY                                               23
--------------------------------------------------------------------------------

supporting the variable contract must be considered to be owned by the insurance company and not by the variable contract owner. The Internal Revenue Service ("IRS") has issued several rulings which discuss investor control. The IRS has ruled that incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.


    Further, in the explanation to the temporary Section 817 diversification regulations, the Treasury Department noted that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under section 817(d), relating to the definition of "variable contract." The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this Prospectus, no other such guidance has been issued. Further, Hartford does not know if or in what form such guidance will be issued. In addition, although regulations are generally issued with prospective effect, it is possible that regulations may be issued with retroactive effect. Due to the lack of specific guidance regarding the issue of investor control, there is necessarily some uncertainty regarding whether a Contract Owner could be considered the owner of the assets for tax purposes. Hartford reserves the right to modify the Contracts, as necessary, to prevent Contract Owners from being considered the owners of the assets in the Separate Account.


---------------------------------------------------
                        LIFE INSURANCE PURCHASED FOR USE
                          IN SPLIT DOLLAR ARRANGEMENTS

    On January 26, 1996, the IRS released a technical advice memorandum ("TAM") on the taxability of life insurance policies used in certain split dollar arrangements. A TAM, issued by the National Office of the IRS, provides advice as to the internal revenue laws, regulations, and related statutes with respect to a specific set of facts and a specific taxpayer. In the TAM, among other things, the IRS concluded that an employee was subject to current taxation on the excess of the cash surrender value of the policy over the premiums to be returned to the employer. Purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from such an arrangement.

---------------------------------------------------
                         FEDERAL INCOME TAX WITHHOLDING

    If any amounts are deemed to be current taxable income to the Contract Owner, such amounts will be subject to federal income tax withholding and reporting, pursuant to the Code.

---------------------------------------------------
                     NON-INDIVIDUAL OWNERSHIP OF CONTRACTS

    Legislation has recently been proposed which would limit certain of the tax advantages now afforded non-individual owners of life insurance contracts. Prospective Contract Owners which are not individuals should consult a tax adviser to determine the status of this proposed legislation and its potential impact on the purchaser.

---------------------------------------------------
                                     OTHER

    Federal estate tax, state and local estate, inheritance and other tax consequences of ownership, or receipt of Contract proceeds depend on the circumstances of each Contract Owner or beneficiary. A tax adviser should be consulted to determine the impact of these taxes.

---------------------------------------------------
                    LIFE INSURANCE PURCHASES BY NONRESIDENT
                        ALIENS AND FOREIGN CORPORATIONS


    The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to a life insurance policy purchase.


---------------------------------------------------
                               LEGAL PROCEEDINGS


    There are no material legal proceedings pending to which the Separate Account is a party.


---------------------------------------------------
                                 LEGAL MATTERS


    Legal matters in connection with the issue and sale of flexible premium variable life insurance Contracts described in this Prospectus and the organization of Hartford, its authority to issue the Contracts under Connecticut law and the validity of the forms of the Contracts under

24                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


Connecticut law and legal matters relating to the federal securities and income tax laws have been passed on by Lynda Godkin, General Counsel of Hartford Life Insurance Companies.


---------------------------------------------------
                                    EXPERTS


    The audited consolidated financial statements and financial statement schedules included in this Prospectus and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to said report on the consolidated financial statements of Hartford Life Insurance Company (the Depositor), which includes an explanatory paragraph with respect to the change in method of accounting for debt and equity securities as of January 1, 1994, as discussed in Note 2 of Notes to Consolidated Financial Statements. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, CT 06103.



    The hypothetical Contract illustrations included in this Prospectus and the registration statement with respect to the Separate Account have been approved by Michael Winterfield, FSA, MAAA, Director, Individual Annuity Inforce Management, for Hartford, and are included in reliance upon his opinion as to their reasonableness.


---------------------------------------------------
                             REGISTRATION STATEMENT


    A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 as amended. This Prospectus does not contain all information set forth in the registration statement, its amendments and exhibits, to all of which reference is made for further information concerning the Separate Account, the Funds, Hartford, and the Contracts.

HARTFORD LIFE INSURANCE COMPANY                                               25
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                   APPENDIX A
                       SPECIAL INFORMATION FOR CONTRACTS
                             PURCHASED IN NEW YORK


    If the Contract is purchased in the State of New York, the following provisions of the Prospectus are amended as follows:



    In the Special Terms subsection of the Prospectus, the definition of Account Value is deleted and the following definition is substituted:



    ACCOUNT VALUE: The current value of Accumulation Units plus the value of the Loan Account under the Contract. In the case of a Contract Owner who purchases the Contract in the State of New York (the "New York Contract Owner") and who elects to transfer into the Fixed Account, Account Value is the current value of the Fixed Account plus the value of the Loan Account under the Contract.



    The following definition is added:



    FIXED ACCOUNT: Part of the General Account of Hartford to which a New York Contract Owner may allocate the entire Account Value.



    The definition of Loan Account is deleted and the following definition is substituted:



    LOAN ACCOUNT: An account in Hartford's General Account, established for any amounts transferred from the Sub-Accounts or, if a New York Contract Owner, from the Fixed Account for requested loans. The Loan Account credits a fixed rate of interest of 4% per annum that is not based on the investment experience of the Separate Account.



    The following is added to the Prospectus as a separate section following the section entitled "The Separate Account":



---------------------------------------------------

                               THE FIXED ACCOUNT


   THAT PORTION OF THE POLICY RELATING TO THE FIXED ACCOUNT IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY INTERESTS THEREIN ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE DISCLOSURE REGARDING THE FIXED ACCOUNT HAS NOT BEEN REVIEWED BY THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCOUNT MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.



    Under the circumstances described under the heading "Transfer of Entire Account Value to the Fixed Account," page 26, New York Contract Owners may transfer no less than the entire Account Value to the Fixed Account. Account Value transferred to the Fixed Account becomes part of the general assets of Hartford. Hartford invests the assets of the General Account in accordance with applicable laws governing the investment of insurance company general accounts.



    Hartford currently credits interest to the Account Value transferred to the Fixed Account under the Contract at the Minimum Credited Rate of 3% per year, compounded annually. Hartford reserves the right to credit a lower minimum interest rate according to state law. Hartford may also credit interest at rates greater than the minimum Fixed Account interest rate. There is no specific formula for determining the interest credited to the Account Value in the Fixed Account.



    The following language is added to the section of the Prospectus entitled "Deductions and Charges -- Administrative Charge," page 11:



    No Administrative Charge is deducted from Account Value in the Fixed
    Account.



    The following language is added to the section of the Prospectus entitled "Deductions and Charges -- Mortality and Expense Risk Charge," page 11:



    No Mortality and Expense Risk Charge is deducted from Account Value in the Fixed Account.

26                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


    The following separate sections are added to the section of the Prospectus entitled "Contract Benefits," page 12:



---------------------------------------------------

                           TRANSFER OF ENTIRE ACCOUNT
                           VALUE TO THE FIXED ACCOUNT


    New York Contract Owners may transfer no less than the entire Account Value into the Fixed Account under the following circumstances: (i) during the first 18 months following the Date of Issue, (ii) within 30 days following a Contract Anniversary, or (iii) within 60 days following the effective date of a material change in the investment policy of the Separate Account which the New York Contract Owner objects to.



    A TRANSFER TO THE FIXED ACCOUNT MUST BE FOR THE ENTIRE ACCOUNT VALUE AND ONCE THE ACCOUNT VALUE HAS BEEN TRANSFERRED TO THE FIXED ACCOUNT, IT MAY NOT, UNDER ANY CIRCUMSTANCES, BE TRANSFERRED BACK TO THE SEPARATE ACCOUNT.



    For New York Contract Owners who elect to invest in the Fixed Account, Hartford will transfer the entire Account Value from the Separate Account to the Fixed Account on the Monthly Activity Date next following the date on which Hartford received the transfer request. The Account Value in the Fixed Account on the date of transfer equals the entire Account Value; plus the value of the Loan Account; minus the Monthly Deduction Amount applicable to the Fixed Account and minus the Annual Maintenance Fee, if applicable. On each subsequent Monthly Activity Date, the Account Value in the Fixed Account equals the Account Value on the previous Monthly Activity Date; plus any premiums received since the last Monthly Activity Date; plus interest credited since the last Monthly Activity Date; minus the Monthly Deduction Amount applicable to the Fixed Account; minus any partial surrenders taken since the last Monthly Activity Date and minus any Surrender Charges deducted since the last Monthly Deduction Date. On each Valuation Date (other than a Monthly Activity Date), the Account Value of the Fixed Account equals the Account Value on the previous Monthly Activity Date; plus any premiums received since the last Monthly Activity Date; plus any interest credited since the last Monthly Activity Date; minus any partial surrenders taken since the last Monthly Activity Date and minus any surrender charges deducted since the last Monthly Activity Date.



---------------------------------------------------

                               DEFERRED PAYMENTS


    Hartford reserves the right to defer payment of any Cash Surrender Values and loan amounts which are attributable to the Fixed Account for up to six months from the date of request. If payment is deferred for more than ten days, Hartford will pay interest at the Fixed Account Minimum Credited Interest Rate.

HARTFORD LIFE INSURANCE COMPANY                                               27
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                   APPENDIX B
                           ILLUSTRATIONS OF BENEFITS


    The tables in Appendix B illustrate the way in which a Contract operates. They show how the death benefit and surrender value could vary over an extended period of time assuming hypothetical gross rates of return equal to constant after tax annual rates of 0%, 6% and 12%. The tables are based on an initial premium of $10,000. A male age 45, a female age 55 and a male age 65 with Face Amounts of $40,161, $33,334 and $19,380, respectively, are illustrated for the single life Contract. The illustrations for the last survivor Contract assume male and female of equal ages, including age 55 and 65 for Face Amounts of $44,053 and $27,778.


    The death benefit and surrender value for a Contract would be different from those shown if the rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual Contract Years. They would also differ if any contract loan were made during the period of time illustrated.

    The tables reflect the deductions of current Contract charges and guaranteed Contract charges for a single gross interest rate. The death benefits and surrender values would change if the current cost of insurance charges change.

    The amounts shown for the death benefit and surrender value as of the end of each Contract Year take into account an average daily charge equal to an annual charge of 0.60% of the average daily net assets of the Funds for investment advisory and administrative services fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the 0.60% average daily charge) of -0.60%, 5.40% and 11.40%, respectively.

    In addition, the death benefit and surrender value as of the end of each Contract Year take into account the (1) tax expense charge equal to an annual rate of 0.40% of Account Value for the first ten Contract Years; (2) administrative charge equal to an annual rate of 0.25% of Account Value attributable to the Separate Account; (3) mortality and expense risk charge equal to an annual rate of 0.90% of Account Value attributable to the Separate Account; and (4) any Contingent Deferred Sales Charge and premium tax charge which may be applicable in the first nine Contract Years.


    The hypothetical returns shown in the tables are without any tax charges that may be attributable to the Separate Account in the future. In order to produce after tax returns of 0%, 6%, and 12%, the Separate Account would have to earn a sufficient amount in excess of 0% or 6% or 12% to cover any tax charges (see "Deductions and Charges -- Taxes Charged Against the Separate Account," page 12).


    The "Premium Paid Plus Interest" column of each table shows the amount which would accumulate if the initial premium was invested to earn interest, after taxes of 5% per year, compounded annually.


    Hartford will furnish upon request, a comparable illustration reflecting the proposed insureds age, risk classification, Face Amount or initial premium requested, and reflecting guaranteed cost of insurance rates. Hartford will also furnish an additional similar illustration reflecting current cost of insurance rates which may be less than, but never greater than, the guaranteed cost of insurance rates.

28                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                               ISSUE AGE: 45 MALE
                          INITIAL FACE AMOUNT: $40,161
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.40% NET)



                                       CURRENT CHARGES*                     GUARANTEED CHARGES**
               PREMIUMS      -------------------------------------   -----------------------------------
  END OF     ACCUMULATED                       CASH                                  CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH      ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT      VALUE        VALUE       BENEFIT
  -------   --------------   ------------   ----------   ---------   ----------   ----------   ---------
      1         10,500          10,865          9,870       40,161      10,787        9,794       40,161
      2         11,025          11,807         10,821       40,161      11,642       10,660       40,161
      3         11,576          12,834         11,859       40,161      12,573       11,603       40,161
      4         12,155          13,952         13,143       40,161      13,587       12,784       40,161
      5         12,763          15,172         14,382       40,161      14,693       13,909       40,161
      6         13,401          16,501         15,936       40,161      15,899       15,340       40,161
      7         14,071          17,948         17,414       40,161      17,216       16,687       40,161
      8         14,775          19,526         19,229       40,161      18,655       18,361       40,161
      9         15,513          21,246         20,993       40,161      20,228       19,978       40,161
     10         16,289          23,120         23,120       40,161      21,952       21,952       40,161
     11         17,103          25,288         25,288       40,161      23,941       23,941       40,161
     12         17,959          27,663         27,663       40,388      26,140       26,140       40,161
     13         18,856          30,264         30,264       42,975      28,575       28,575       40,577
     14         19,799          33,116         33,116       45,701      31,264       31,264       43,145
     15         20,789          36,246         36,246       48,570      34,217       34,217       45,851
     16         21,829          39,682         39,682       51,587      37,459       37,459       48,697
     17         22,920          43,443         43,443       55,607      41,007       41,007       52,490
     18         24,066          47,559         47,559       59,924      44,891       44,891       56,563
     19         25,270          52,064         52,064       64,560      49,141       49,141       60,936
     20         26,533          57,030         57,030       69,577      53,796       53,796       65,631
     25         33,864          89,881         89,881      104,262      84,682       84,682       98,231
     35         55,160         223,447        223,447      236,855     210,220      210,220      222,834



 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.




    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               29
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                               ISSUE AGE: 45 MALE
                          INITIAL FACE AMOUNT: $40,161
     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.40% NET)



                                      CURRENT CHARGES*                  GUARANTEED CHARGES**
               PREMIUMS      ----------------------------------   --------------------------------
  END OF     ACCUMULATED                     CASH                               CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT     SURRENDER    DEATH      ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR         VALUE        VALUE     BENEFIT      VALUE       VALUE     BENEFIT
  -------   --------------   -----------   ---------   --------   ---------   ---------   --------
      1         10,500         10,279         9,298     40,161      10,201       9,222     40,161
      2         11,025         10,568         9,606     40,161      10,399       9,441     40,161
      3         11,576         10,865         9,925     40,161      10,593       9,658     40,161
      4         12,155         11,171        10,403     40,161      10,782      10,021     40,161
      5         12,763         11,487        10,743     40,161      10,965      10,228     40,161
      6         13,401         11,812        11,294     40,161      11,140      10,628     40,161
      7         14,071         12,148        11,657     40,161      11,304      10,819     40,161
      8         14,775         12,494        12,232     40,161      11,454      11,197     40,161
      9         15,513         12,851        12,619     40,161      11,589      11,360     40,161
     10         16,289         13,219        13,219     40,161      11,703      11,703     40,161
     11         17,103         13,667        13,667     40,161      11,844      11,844     40,161
     12         17,959         14,131        14,131     40,161      11,963      11,963     40,161
     13         18,856         14,611        14,611     40,161      12,058      12,058     40,161
     14         19,799         15,109        15,109     40,161      12,125      12,125     40,161
     15         20,789         15,625        15,625     40,161      12,159      12,159     40,161
     16         21,829         16,160        16,160     40,161      12,156      12,156     40,161
     17         22,920         16,715        16,715     40,161      12,108      12,108     40,161
     18         24,066         17,289        17,289     40,161      12,005      12,005     40,161
     19         25,270         17,884        17,884     40,161      11,839      11,839     40,161
     20         26,533         18,501        18,501     40,161      11,598      11,598     40,161
     25         33,864         21,395        21,395     40,161       8,813       8,813     40,161
     35         55,160         30,942        30,942     40,161          --          --         --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

30                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                               ISSUE AGE: 45 MALE
                          INITIAL FACE AMOUNT: $40,161
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.60% NET)



                                     CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS      --------------------------------   ------------------------------
  END OF     ACCUMULATED                    CASH                             CASH
  CONTRACT  AT 5% INTEREST    ACCOUNT     SURRENDER   DEATH     ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR        VALUE       VALUE     BENEFIT     VALUE      VALUE     BENEFIT
  -------   --------------   ----------   --------   --------   --------   --------   --------
      1         10,500         9,694        8,726     40,161      9,616      8,649     40,161
      2         11,025         9,397        8,459     40,161      9,226      8,291     40,161
      3         11,576         9,108        8,199     40,161      8,829      7,925     40,161
      4         12,155         8,827        9,095     40,161      8,426      7,699     40,161
      5         12,763         8,554        7,847     40,161      8,013      7,312     40,161
      6         13,401         8,288        7,805     40,161      7,588      7,113     40,161
      7         14,071         8,030        7,569     40,161      7,150      6,696     40,161
      8         14,775         7,778        7,540     40,161      6,694      6,461     40,161
      9         15,513         7,534        7,315     40,161      6,218      6,002     40,161
     10         16,289         7,297        7,297     40,161      5,717      5,717     40,161
     11         17,103         7,101        7,101     40,161      5,211      5,211     40,161
     12         17,959         6,910        6,910     40,161      4,673      4,673     40,161
     13         18,856         6,723        6,723     40,161      4,100      4,100     40,161
     14         19,799         6,541        6,541     40,161      3,488      3,488     40,161
     15         20,789         6,363        6,363     40,161      2,833      2,833     40,161
     16         21,829         6,188        6,188     40,161      2,127      2,127     40,161
     17         22,920         6,018        6,018     40,161      1,361      1,361     40,161
     18         24,066         5,852        5,852     40,161        526        526     40,161
     19         25,270         5,689        5,689     40,161         --         --         --
     20         26,533         5,530        5,530     40,161         --         --         --
     25         33,864         4,789        4,789     40,161         --         --         --
     35         55,160         3,538        3,538     40,161         --         --         --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               31
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                              ISSUE AGE: 55 FEMALE
                          INITIAL FACE AMOUNT: $33,334
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.40% NET)



                                      CURRENT CHARGES*                  GUARANTEED CHARGES**
               PREMIUMS      ----------------------------------   --------------------------------
  END OF     ACCUMULATED                     CASH                               CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT     SURRENDER    DEATH      ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR         VALUE        VALUE     BENEFIT      VALUE       VALUE     BENEFIT
  -------   --------------   -----------   ---------   --------   ---------   ---------   --------
      1         10,500         10,865         9,870      33,334     10,758       9,766      33,334
      2         11,025         11,807        10,821      33,334     10,758       9,766      33,334
      3         11,576         12,834        11,859      33,334     12,488      11,519      33,334
      4         12,155         13,952        13,143      33,334     13,477      12,675      33,334
      5         12,763         15,172        14,382      33,334     14,562      13,780      33,334
      6         13,401         16,501        15,936      33,334     15,751      15,193      33,334
      7         14,071         17,948        17,414      33,334     17,055      16,527      33,334
      8         14,775         19,526        19,229      33,334     18,484      18,192      33,334
      9         15,513         21,246        20,993      33,334     20,053      19,803      33,334
     10         16,289         23,120        23,120      33,334     21,778      21,778      33,334
     11         17,103         25,291        25,291      33,334     23,778      23,778      33,334
     12         17,959         27,695        27,695      33,334     26,001      26,001      33,334
     13         18,856         30,365        30,365      35,831     28,481      28,481      33,608
     14         19,799         33,295        33,295      38,956     31,228      31,228      36,537
     15         20,789         36,509        36,509      42,351     34,240      34,240      39,719
     16         21,829         40,033        40,033      46,039     37,543      37,543      43,175
     17         22,920         43,908        43,908      49,616     41,175      41,175      46,528
     18         24,066         48,169        48,169      55,468     45,169      45,169      50,138
     19         25,270         52,861        52,861      57,619     49,566      49,566      54,028
     20         26,533         58,025        58,025      63,247     54,375      54,375      59,270
     25         33,864         92,388        92,388      97,932     86,577      86,577      91,773
     35         55,160        230,636       230,636     242,168    213,920     213,920     224,617



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

32                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                              ISSUE AGE: 55 FEMALE
                          INITIAL FACE AMOUNT: $33,334
     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.40% NET)



                                      CURRENT CHARGES*                  GUARANTEED CHARGES**
               PREMIUMS      ----------------------------------   --------------------------------
  END OF     ACCUMULATED                     CASH                               CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT     SURRENDER    DEATH      ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR         VALUE        VALUE     BENEFIT      VALUE       VALUE     BENEFIT
  -------   --------------   -----------   ---------   --------   ---------   ---------   --------
      1         10,500         10,279         9,928     33,334      10,172       9,193     33,334
      2         11,025         10,568         9,606     33,334      10,341       9,385     33,334
      3         11,576         10,865         9,925     33,334      10,508       9,574     33,334
      4         12,155         11,171        10,403     33,334      10,671       9,911     33,334
      5         12,763         11,487        10,743     33,334      10,831      10,095     33,334
      6         13,401         11,812        11,294     33,334      10,984      10,474     33,334
      7         14,071         12,148        11,657     33,334      11,127      10,644     33,334
      8         14,775         12,494        12,232     33,334      11,256      11,000     33,334
      9         15,513         12,851        12,619     33,334      11,366      11,138     33,334
     10         16,289         13,219        13,219     33,334      11,452      11,452     33,334
     11         17,103         13,667        13,667     33,334      11,559      11,559     33,334
     12         17,959         14,131        14,131     33,334      11,641      11,641     33,334
     13         18,856         14,611        14,611     33,334      11,696      11,696     33,334
     14         19,799         15,109        15,109     33,334      11,721      11,721     33,334
     15         20,789         15,625        15,625     33,334      11,711      11,711     33,334
     16         21,829         16,160        16,160     33,334      11,658      11,658     33,334
     17         22,920         16,517        16,517     33,334      11,547      11,547     33,334
     18         24,066         17,289        17,289     33,334      11,362      11,362     33,334
     19         25,270         17,884        17,884     33,334      11,084      11,084     33,334
     20         26,533         18,501        18,501     33,334      10,689      10,689     33,334
     25         33,864         21,935        21,935     33,334       6,012       6,012     33,334
     35         55,160         30,942        30,942     33,334          --          --         --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               33
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                              ISSUE AGE: 55 FEMALE
                          INITIAL FACE AMOUNT: $33,334
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.60% NET)



                                     CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS      --------------------------------   ------------------------------
  END OF     ACCUMULATED                    CASH                             CASH
  CONTRACT  AT 5% INTEREST    ACCOUNT     SURRENDER   DEATH     ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR        VALUE       VALUE     BENEFIT     VALUE      VALUE     BENEFIT
  -------   --------------   ----------   --------   --------   --------   --------   --------
      1         10,500         9,694        8,726     33,334      9,587      8,621     33,334
      2         11,025         9,397        8,459     33,334      9,168      8,235     33,334
      3         11,576         9,108        8,199     33,334      8,745      7,842     33,334
      4         12,155         8,827        8,095     33,334      8,315      7,591     33,334
      5         12,763         8,554        7,847     33,334      7,879      7,181     33,334
      6         13,401         8,288        7,805     33,334      7,433      6,959     33,334
      7         14,071         8,030        7,569     33,334      6,973      6,520     33,334
      8         14,775         7,778        7,540     33,334      6,492      6,260     33,334
      9         15,513         7,534        7,315     33,334      5,986      5,771     33,334
     10         16,289         7,297        7,297     33,334      5,449      5,449     33,334
     11         17,103         7,101        7,101     33,334      4,898      4,898     33,334
     12         17,959         6,910        6,910     33,334      4,307      4,307     33,334
     13         18,856         6,723        6,723     33,334      3,676      3,676     33,334
     14         19,799         6,541        6,541     33,334      3,000      3,000     33,334
     15         20,789         6,363        6,363     33,334      2,273      2,273     33,334
     16         21,829         6,188        6,188     33,334      1,482      1,482     33,334
     17         22,920         6,018        6,018     33,334        610        610     33,334
     18         24,066         5,852        5,852     33,334         --         --         --
     19         25,270         5,689        5,689     33,334         --         --         --
     20         26,533         5,530        5,530     33,334         --         --         --
     25         33,864         4,789        4,789     33,334         --         --         --
     35         55,160         3,538        3,538     33,334         --         --         --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS.ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN.THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS.THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT.NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

34                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                               ISSUE AGE: 65 MALE
                          INITIAL FACE AMOUNT: $19,380
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.40% NET)



                                       CURRENT CHARGES*                     GUARANTEED CHARGES**
               PREMIUMS      -------------------------------------   -----------------------------------
  END OF     ACCUMULATED                       CASH                                  CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH      ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT      VALUE        VALUE       BENEFIT
  -------   --------------   ------------   ----------   ---------   ----------   ----------   ---------
      1         10,500          10,865          9,870       19,380      10,681        9,690       19,380
      2         11,025          11,807         10,821       19,380      11,245       10,446       19,380
      3         11,576          12,834         11,859       19,380      12,244       11,280       19,380
      4         12,155          13,952         13,143       19,380      13,150       12,353       19,380
      5         12,763          15,172         14,382       19,380      14,160       13,383       19,380
      6         13,401          16,501         15,936       19,380      15,292       14,740       19,380
      7         14,071          17,954         17,420       20,289      16,571       16,047       19,380
      8         14,775          19,552         19,254       21,703      18,024       17,734       20,007
      9         15,513          21,306         21,053       23,224      19,638       19,389       21,406
     10         16,289          23,209         23,309       25,298      21,389       21,389       23,315
     11         17,103          25,389         25,389       27,420      23,395       23,395       25,268
     12         17,959          27,782         27,782       29,728      25,599       25,599       27,391
     13         18,856          30,395         30,395       32,523      27,999       27,999       29,960
     14         19,799          33,264         33,264       35,261      30,640       30,640       32,479
     15         20,789          36,398         36,398       38,583      33,518       33,518       35,530
     16         21,829          39,845         39,845       41,838      36,690       36,690       38,525
     17         22,920          43,606         43,606       45,786      40,146       40,146       42,153
     18         24,066          47,724         47,724       50,111      43,908       43,908       46,103
     19         25,270          52,235         52,235       54,847      47,998       47,998       50,398
     20         26,533          57,208         57,208       60,069      52,440       52,440       55,062
     25         33,864          90,146         90,146       94,653      81,072       81,072       85,126
     35         55,160         223,848        223,848      226,086     195,316      195,316      197,269



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               35
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                               ISSUE AGE: 65 MALE
                          INITIAL FACE AMOUNT: $19,380
     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.40% NET)



                                      CURRENT CHARGES*                  GUARANTEED CHARGES**
               PREMIUMS      ----------------------------------   --------------------------------
  END OF     ACCUMULATED                     CASH                               CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT     SURRENDER    DEATH      ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR         VALUE        VALUE     BENEFIT      VALUE       VALUE     BENEFIT
  -------   --------------   -----------   ---------   --------   ---------   ---------   --------
      1         10,500         10,279         9,298     19,380      10,092       9,115     19,380
      2         11,025         10,568         9,606     19,380      10,166       9,213     19,380
      3         11,576         10,865         9,925     19,380      10,221       9,292     19,380
      4         12,155         11,171        10,403     19,380      10,251       9,497     19,380
      5         12,763         11,487        10,743     19,380      10,254       9,526     19,380
      6         13,401         11,812        11,294     19,380      10,223       9,721     19,380
      7         14,071         12,148        11,657     19,380      10,151       9,675     19,380
      8         14,775         12,494        12,232     19,380      10,028       9,778     19,380
      9         15,513         12,851        12,619     19,380       9,841       9,617     19,380
     10         16,289         13,219        13,219     19,380       9,578       9,578     19,380
     11         17,103         13,667        13,667     19,380       9,263       9,263     19,380
     12         17,959         14,131        14,131     19,380       8,842       8,842     19,380
     13         18,856         14,611        14,611     19,380       8,294       8,294     19,380
     14         19,799         15,109        15,109     19,380       7,590       7,590     19,380
     15         20,789         15,625        15,625     19,380       6,694       6,694     19,380
     16         21,829         16,160        16,160     19,380       5,552       5,552     19,380
     17         22,920         16,715        16,715     19,380       4,091       4,091     19,380
     18         24,066         17,289        17,289     19,380       2,210       2,210     19,380
     19         25,270         17,884        17,884     19,380          --          --         --
     20         26,533         18,501        18,501     19,426          --          --         --
     25         33,864         21,935        21,935     23,033          --          --         --
     35         55,160         30,944        30,944     31,254          --          --         --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

36                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                               ISSUE AGE: 55 MALE
                          INITIAL FACE AMOUNT: $19,380
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.60% NET)



                                     CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS      --------------------------------   ------------------------------
  END OF     ACCUMULATED                    CASH                             CASH
  CONTRACT  AT 5% INTEREST    ACCOUNT     SURRENDER   DEATH     ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR        VALUE       VALUE     BENEFIT     VALUE      VALUE     BENEFIT
  -------   --------------   ----------   --------   --------   --------   --------   --------
      1         10,500         9,694        8,726     19,380      9,504      8,540     19,380
      2         11,025         9,397        8,459     19,380      8,980      8,051     19,380
      3         11,576         9,108        8,199     19,380      8,424      7,527     19,380
      4         12,155         8,827        8,095     19,380      7,830      7,112     19,380
      5         12,763         8,554        7,847     19,380      7,190      6,500     19,380
      6         13,401         8,288        7,805     19,380      6,494      6,030     19,380
      7         14,071         8,030        7,569     19,380      5,731      5,288     19,380
      8         14,775         7,778        7,540     19,380      4,883      5,659     19,380
      9         15,513         7,534        7,315     19,380      3,931      3,721     19,380
     10         16,289         7,297        7,297     19,380      2,853      2,853     19,380
     11         17,103         7,101        7,101     19,380      1,634      1,634     19,380
     12         17,959         6,910        6,910     19,380        232        232     19,380
     13         18,856         6,723        6,723     19,380         --         --         --
     14         19,799         6,541        6,541     19,380         --         --         --
     15         20,789         6,363        6,363     19,380         --         --         --
     16         21,829         6,188        6,188     19,380         --         --         --
     17         22,920         6,018        6,018     19,380         --         --         --
     18         24,066         5,852        5,852     19,380         --         --         --
     19         25,270         5,689        5,689     19,380         --         --         --
     20         26,533         5,530        5,530     19,380         --         --         --
     25         33,864         4,789        4,789     19,380         --         --         --
     35         55,160         3,538        3,538     19,380         --         --         --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               37
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                            $10,000 INITIAL PREMIUM
                         ISSUE AGES: 55 MALE\55 FEMALE
                          INITIAL FACE AMOUNT: $44,053
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.40% NET)



                                       CURRENT CHARGES*                     GUARANTEED CHARGES**
               PREMIUMS      -------------------------------------   -----------------------------------
  END OF     ACCUMULATED                       CASH                                  CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH      ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT      VALUE        VALUE       BENEFIT
  -------   --------------   ------------   ----------   ---------   ----------   ----------   ---------
      1         10,500          10,933          9,937       44,053      10,933        9,937       44,053
      2         11,025          11,950         10,961       44,053      11,950       10,961       44,053
      3         11,576          13,058         12,080       44,053      13,058       12,080       44,053
      4         12,155          14,266         13,452       44,053      14,266       13,452       44,053
      5         12,763          15,583         14,788       44,053      15,583       14,788       44,053
      6         13,401          17,019         16,449       44,053      17,019       16,449       44,053
      7         14,071          18,584         18,044       44,053      18,584       18,044       44,053
      8         14,775          20,291         19,989       44,053      20,290       19,988       44,053
      9         15,513          22,156         21,901       44,053      22,150       21,894       44,053
     10         16,289          24,197         24,197       44,053      24,179       24,179       44,053
     11         17,103          26,560         26,560       44,053      26,501       26,501       44,053
     12         17,959          29,158         29,158       44,053      29,052       29,052       44,053
     13         18,856          32,014         32,014       44,053      31,860       31,860       44,053
     14         19,799          35,152         35,152       44,053      34,958       34,958       44,053
     15         20,789          38,606         38,606       44,053      38,386       38,386       44,528
     16         21,829          42,407         42,407       48,769      42,165       42,165       48,490
     17         22,920          46,583         46,583       52,640      46,317       46,317       52,339
     18         24,066          51,173         51,173       56,803      50,881       50,881       56,478
     19         25,270          56,253         56,253       61,317      55,932       55,932       60,966
     20         26,533          61,825         61,825       67,390      61,463       61,463       66,995
     25         33,864          99,143         99,143      105,092      98,250       98,250      104,146
     35         55,160         254,947        254,947      267,695     243,379      243,379      255,549



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

38                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                            $10,000 INITIAL PREMIUM
                         ISSUE AGES: 55 MALE\55 FEMALE
                          INITIAL FACE AMOUNT: $44,053
     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.40% NET)



                                      CURRENT CHARGES*                  GUARANTEED CHARGES**
               PREMIUMS      ----------------------------------   --------------------------------
  END OF     ACCUMULATED                     CASH                               CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT     SURRENDER    DEATH      ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR         VALUE        VALUE     BENEFIT      VALUE       VALUE     BENEFIT
  -------   --------------   -----------   ---------   --------   ---------   ---------   --------
      1         10,500         10,344         9,361     44,053      10,344       9,361     44,053
      2         11,025         10,694         9,730     44,053      10,694       9,730     44,053
      3         11,576         11,051        10,108     44,053      11,051      10,108     44,053
      4         12,155         11,413        10,641     44,053      11,413      10,641     44,053
      5         12,763         11,778        11,031     44,053      11,778      11,031     44,053
      6         13,401         12,155        11,634     44,053      12,146      11,625     44,053
      7         14,071         12,546        12,052     44,053      12,515      12,021     44,053
      8         14,775         12,949        12,685     44,053      12,881      12,617     44,053
      9         15,513         13,367        13,134     44,053      13,242      13,009     44,053
     10         16,289         13,800        13,800     44,053      13,594      13,594     44,053
     11         17,103         14,318        14,318     44,053      13,988      13,988     44,053
     12         17,959         14,858        14,858     44,053      14,368      14,368     44,053
     13         18,856         15,419        15,419     44,053      14,730      14,730     44,053
     14         19,799         16,002        16,002     44,053      15,069      15,069     44,053
     15         20,789         16,609        16,609     44,053      15,378      15,378     44,053
     16         21,829         17,239        17,239     44,053      15,649      15,649     44,053
     17         22,920         17,895        17,895     44,053      15,869      15,869     44,053
     18         24,066         18,577        18,577     44,053      16,023      16,023     44,053
     19         25,270         19,287        19,287     44,053      16,091      16,091     44,053
     20         26,533         20,024        20,024     44,053      16,051      16,051     44,053
     25         33,864         24,177        24,177     44,053      13,215      13,215     44,053
     35         55,160         35,364        35,364     44,053          --          --         --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               39
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                            $10,000 INITIAL PREMIUM
                         ISSUE AGES: 55 MALE\55 FEMALE
                          INITIAL FACE AMOUNT: $44,053
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.60% NET)



                                     CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS      --------------------------------   ------------------------------
  END OF     ACCUMULATED                    CASH                             CASH
  CONTRACT  AT 5% INTEREST    ACCOUNT     SURRENDER   DEATH     ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR        VALUE       VALUE     BENEFIT     VALUE      VALUE     BENEFIT
  -------   --------------   ----------   --------   --------   --------   --------   --------
      1         10,500         9,755        8,785     44,053      9,755      8,785     44,053
      2         11,025         9,509        8,569     44,053      9,509      8,569     44,053
      3         11,576         9,260        8,348     44,053      9,260      8,348     44,053
      4         12,155         9,008        8,273     44,053      9,008      8,273     44,053
      5         12,763         8,761        8,051     44,053      8,751      8,042     44,053
      6         13,401         8,519        8,034     44,053      8,486      8,002     44,053
      7         14,071         8,283        7,821     44,053      8,212      7,750     44,053
      8         14,775         8,053        7,813     44,053      7,924      7,685     44,053
      9         15,513         7,829        7,609     44,053      7,619      7,400     44,053
     10         16,289         7,610        7,610     44,053      7,291      7,291     44,053
     11         17,103         7,433        7,433     44,053      6,964      6,964     44,053
     12         17,959         7,260        7,260     44,053      6,602      6,602     44,053
     13         18,856         7,090        7,090     44,053      6,199      6,199     44,053
     14         19,799         6,924        6,924     44,053      5,749      5,749     44,053
     15         20,789         6,760        6,760     44,053      5,242      5,242     44,053
     16         21,829         6,600        6,600     44,053      4,667      4,667     44,053
     17         22,920         6,443        6,443     44,053      4,007      4,007     44,053
     18         24,066         6,289        6,289     44,053      3,239      3,239     44,053
     19         25,270         6,138        6,138     44,053      2,337      2,337     44,053
     20         26,533         5,990        5,990     44,053      1,268      1,268     44,053
     25         33,864         5,291        5,219     44,053         --         --         --
     35         55,160         4,082        4,082     44,053         --         --         --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

40                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                            $10,000 INITIAL PREMIUM
                         ISSUE AGES: 65 MALE\65 FEMALE
                          INITIAL FACE AMOUNT: $27,778
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.40% NET)



                                       CURRENT CHARGES*                     GUARANTEED CHARGES**
               PREMIUMS      -------------------------------------   -----------------------------------
  END OF     ACCUMULATED                       CASH                                  CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH      ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT      VALUE        VALUE       BENEFIT
  -------   --------------   ------------   ----------   ---------   ----------   ----------   ---------
      1         10,500          10,928          9,932       27,778      10,928        9,932       27,778
      2         11,025          11,930         10,942       27,778      11,930       10,942       27,778
      3         11,576          13,014         12,037       27,778      13,013       12,036       27,778
      4         12,155          14,199         13,386       27,778      14,184       13,372       27,778
      5         12,763          15,495         14,071       27,778      15,453       14,660       27,778
      6         13,401          16,912         16,343       27,778      16,829       16,261       27,778
      7         14,071          18,461         17,923       27,778      18,325       17,788       27,778
      8         14,775          20,165         19,855       27,778      19,957       19,658       27,778
      9         15,513          22,009         21,754       27,778      21,745       21,491       27,778
     10         16,289          24,035         24,035       27,778      23,714       23,714       27,778
     11         17,103          26,384         26,384       28,495      26,006       26,006       28,087
     12         17,959          28,964         28,964       30,992      28,549       28,549       30,548
     13         18,856          31,800         31,800       34,027      31,331       31,331       33,525
     14         19,799          34,917         34,917       37,013      34,386       34,386       36,450
     15         20,789          38,343         38,343       40,644      37,726       37,726       39,991
     16         21,829          42,108         42,108       44,214      41,397       41,397       43,468
     17         22,920          46,246         46,246       48,559      45,407       45,407       47,678
     18         24,066          50,794         50,794       53,334      49,783       49,783       52,273
     19         25,270          55,825         55,825       58,617      54,550       54,550       57,278
     20         26,533          61,355         61,355       64,423      59,771       59,771       62,760
     25         33,864          98,388         98,388      103,308      93,315       93,315       97,981
     35         55,160         253,006        253,006      255,537     225,844      225,844      228,102



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               41
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                            $10,000 INITIAL PREMIUM
                         ISSUE AGES: 65 MALE\65 FEMALE
                          INITIAL FACE AMOUNT: $27,778
     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.40% NET)



                                      CURRENT CHARGES*                  GUARANTEED CHARGES**
               PREMIUMS      ----------------------------------   --------------------------------
  END OF     ACCUMULATED                     CASH                               CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT     SURRENDER    DEATH      ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR         VALUE        VALUE     BENEFIT      VALUE       VALUE     BENEFIT
  -------   --------------   -----------   ---------   --------   ---------   ---------   --------
      1         10,500         10,339         9,357     27,778      10,339       9,357     27,778
      2         11,025         10,675         9,712     27,778      10,675       9,712     27,778
      3         11,576         11,014        10,071     27,778      11,005      10,062     27,778
      4         12,155         11,365        10,594     27,778      11,325      10,556     27,778
      5         12,763         11,728        10,981     27,778      11,634      10,889     27,778
      6         13,401         12,103        11,582     27,778      11,926      11,407     27,778
      7         14,071         12,492        11,998     27,778      12,197      11,705     27,778
      8         14,775         12,894        12,629     27,778      12,437      12,175     27,778
      9         15,513         13,309        13,076     27,778      12,640      12,408     27,778
     10         16,289         13,740        13,740     27,778      12,793      12,793     27,778
     11         17,103         14,256        14,256     27,778      12,939      12,939     27,778
     12         17,959         14,793        14,793     27,778      13,016      13,016     27,778
     13         18,856         15,351        15,351     27,778      13,010      13,010     33,334
     14         19,799         15,932        15,932     27,778      12,906      12,906     27,778
     15         20,789         16,536        16,536     27,778      12,682      12,682     27,778
     16         21,829         17,164        17,164     27,778      12,308      12,308     27,778
     17         22,920         17,817        17,817     27,778      11,743      11,743     27,778
     18         24,066         18,496        18,496     27,778      10,931      10,931     27,778
     19         25,270         19,202        19,202     27,778       9,768       9,768     27,778
     20         26,533         19,936        19,936     27,778       8,247       8,247     27,778
     25         33,864         24,069        24,069     27,778          --          --         --
     35         55,160         35,205        35,205     35,558          --          --         --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

42                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                            $10,000 INITIAL PREMIUM
                         ISSUE AGES: 65 MALE\65 FEMALE
                          INITIAL FACE AMOUNT: $27,778
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.60% NET)



                                     CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS      --------------------------------   ------------------------------
  END OF     ACCUMULATED                    CASH                             CASH
  CONTRACT  AT 5% INTEREST    ACCOUNT     SURRENDER   DEATH     ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR        VALUE       VALUE     BENEFIT     VALUE      VALUE     BENEFIT
  -------   --------------   ----------   --------   --------   --------   --------   --------
      1         10,500         9,750        8,781     27,778      9,750      8,781     27,778
      2         11,025         9,489        8,549     27,778      9,489      8,549     27,778
      3         11,576         9,230        8,318     27,778      9,213      8,302     27,778
      4         12,155         8,977        8,242     27,778      8,919      8,184     27,778
      5         12,763         8,830        8,021     27,778      8,599      7,892     27,778
      6         13,401         8,489        8,004     27,778      8,251      7,768     27,778
      7         14,071         8,254        7,792     27,778      7,865      7,406     27,778
      8         14,775         8,025        7,785     27,778      7,430      7,193     27,778
      9         15,513         7,801        7,582     27,778      6,933      6,716     27,778
     10         16,289         7,583        7,583     27,778      6,359      6,359     27,778
     11         17,103         7,407        7,407     27,778      5,712      5,712     27,778
     12         17,959         7,234        7,234     27,778      4,946      4,946     27,778
     13         18,856         7,065        7,065     27,778      4,038      4,038     27,778
     14         19,799         6,899        6,899     27,778      2,959      2,959     27,778
     15         20,789         6,736        6,736     27,778      1,672      1,672     27,778
     16         21,829         6,576        6,576     27,778        125        125     27,778
     17         22,920         6,419        6,419     27,778         --         --         --
     18         24,066         6,266        6,266     27,778         --         --         --
     19         25,270         6,115        6,115     27,778         --         --         --
     20         26,533         5,968        5,968     27,778         --         --         --
     25         33,864         5,271        5,271     27,778         --         --         --
     35         55,160         4,066        4,066     27,778         --         --         --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS



To Hartford Life Insurance Company and Subsidiaries:



We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company (a Connecticut corporation and wholly-owned subsidiary of Hartford Life and Accident Insurance Company) and subsidiaries as of December 31, 1996 and 1995, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1996. These consolidated financial statements and the schedules referred to below are the responsibility of Hartford Life Insurance Company's management. Our responsibility is to express an opinion on these consolidated financial statements and schedules based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 1996 and 1995, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1996 in conformity with generally accepted accounting principles.



As discussed in Note 2 of Notes to Consolidated Financial Statements, Hartford Life Insurance Company adopted a new accounting standard promulgated by the Financial Accounting Standards Board, changing its method of accounting, as of January 1, 1994, for debt and equity securities.



Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The schedules listed in the Index to Consolidated Financial Statements and Schedules are presented for purposes of complying with the Securities and Exchange Commission's rules and are not a required part of the basic consolidated financial statements. These schedules have been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic consolidated financial statements taken as a whole.



                                         ARTHUR ANDERSEN LLP



Hartford, Connecticut
February 10, 1997

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                       CONSOLIDATED STATEMENTS OF INCOME


                                                        FOR THE YEARS ENDED
                                                            DECEMBER 31,
                                                      ------------------------
                                                       1996     1995     1994
                                                      ------   ------   ------
                                                           (IN MILLIONS)
 Revenues
   Premiums and other considerations...............   $1,705   $1,487   $1,100
   Net investment income...........................    1,397    1,328    1,292
   Net realized capital (losses) gains.............     (213)     (11)       7
                                                      ------   ------   ------
     Total Revenues................................    2,889    2,804    2,399
                                                      ------   ------   ------
 Benefits, Claims and Expenses
   Benefits, claims and claim adjustment
    expenses.......................................    1,535    1,422    1,405
   Amortization of deferred policy acquisition
    costs..........................................      234      199      145
   Dividends to policyholders......................      635      675      419
   Other insurance expenses........................      427      317      227
                                                      ------   ------   ------
     Total Benefits, Claims and Expenses...........    2,831    2,613    2,196
                                                      ------   ------   ------
   Income before income tax expense................       58      191      203
   Income tax expense..............................       20       62       65
                                                      ------   ------   ------
 Net income........................................   $   38   $  129   $  138
                                                      ------   ------   ------
                                                      ------   ------   ------



The accompanying notes to consolidated financial statements are an integral part of the above statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                          CONSOLIDATED BALANCE SHEETS


                                                       AS OF DECEMBER
                                                             31,
                                                      -----------------
                                                       1996      1995
                                                      -------   -------
                                                        (IN MILLIONS
                                                        EXCEPT SHARE
                                                            DATA)
 Assets
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost $13,579 and $14,440).....   $13,624   $14,400
   Equity securities, available for sale, at fair
    value..........................................       119        63
   Policy loans, at outstanding balance............     3,836     3,381
   Mortgage loans, at outstanding balance..........         2       265
   Other investments, at cost......................        54       156
                                                      -------   -------
     Total investments.............................    17,635    18,265
   Cash............................................        43        46
   Premiums and amounts receivable.................       137       165
   Accrued investment income.......................       407       394
   Reinsurance recoverable.........................     6,066     6,221
   Deferred policy acquisition costs...............     2,760     2,188
   Deferred income tax.............................       474       420
   Other assets....................................       357       234
   Separate account assets.........................    49,690    36,264
                                                      -------   -------
     Total assets..................................   $77,569   $64,197
                                                      -------   -------
                                                      -------   -------
 Liabilities
   Future policy benefits..........................   $ 2,281   $ 2,373
   Other policyholder funds........................    22,134    22,598
   Other liabilities...............................     1,572     1,233
   Separate account liabilities....................    49,690    36,264
                                                      -------   -------
     Total liabilities.............................    75,677    62,468
                                                      -------   -------
 Stockholder's Equity
   Common stock, $5,690 par value, 1,000 shares
    authorized, issued and outstanding.............         6         6
   Capital surplus.................................     1,045     1,007
   Net unrealized capital gain (loss) on
    investments, net of tax........................        30       (57)
   Retained earnings...............................       811       773
                                                      -------   -------
     Total stockholder's equity....................     1,892     1,729
                                                      -------   -------
   Total liabilities and stockholder's equity......   $77,569   $64,197
                                                      -------   -------
                                                      -------   -------



The accompanying notes to consolidated financial statements are an integral part of the above statements.

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY


                                                                       NET UNREALIZED
                                                                        CAPITAL GAIN
                                                                         (LOSS) ON                       TOTAL
                                            COMMON      CAPITAL         INVESTMENTS,     RETAINED    STOCKHOLDER'S
                                            STOCK       SURPLUS          NET OF TAX      EARNINGS       EQUITY
                                            ------   --------------    --------------    --------    -------------
                                                                        (IN MILLIONS)
 Balance, December 31, 1993..............     $6         $  676            $  (5)          $516         $1,193
   Net income............................     --             --               --            138            138
   Dividends declared on common stock....     --             --               --            (10)           (10)
   Capital contribution..................     --            150               --             --            150
   Change in net unrealized capital loss
    on investments, net of tax(1)........     --             --             (649)            --           (649)
                                              --
                                                         ------           ------         --------       ------
 Balance, December 31, 1994..............      6            826             (654)           644            822
   Net income............................     --             --               --            129            129
   Capital contribution..................     --            181               --             --            181
   Change in net unrealized capital gain
    on investments, net of tax...........     --             --              597             --            597
                                              --
                                                         ------           ------         --------       ------
 Balance, December 31, 1995..............      6          1,007              (57)           773          1,729
   Net income............................     --             --               --             38             38
   Capital contribution..................     --             38               --             --             38
   Change in net unrealized capital gain
    on investments, net of tax...........     --             --               87             --             87
                                              --
                                                         ------           ------         --------       ------
 Balance, December 31, 1996..............     $6         $1,045            $  30           $811         $1,892
                                              --
                                              --
                                                         ------           ------         --------       ------
                                                         ------           ------         --------       ------


------------------------

(1) The 1994 change in net unrealized capital loss on investments, net of tax, includes a gain of $91 due to the adoption of SFAS No. 115 as discussed in
    Note 2(b) of Notes to Consolidated Financial Statements.



The accompanying notes to consolidated financial statements are an integral part of the above statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                     CONSOLIDATED STATEMENTS OF CASH FLOWS


                                            FOR THE YEARS ENDED DECEMBER 31,
                                            --------------------------------
                                              1996        1995        1994
                                            --------    --------    --------
                                                     (IN MILLIONS)
 Operating Activities
   Net income............................   $     38    $    129    $    138
   Adjustments to net income:
   Net realized capital losses (gains) on
    sale of investments..................        213          11          (7)
   Net amortization of premium on fixed
    maturities...........................         14          21          41
   Increase in deferred income taxes.....       (102)       (172)       (128)
   Increase in deferred policy
    acquisition costs....................       (572)       (379)       (441)
   Decrease (increase) in premiums and
    amounts receivable...................         10         (81)         10
   Increase in accrued investment
    income...............................        (13)        (16)       (106)
   (Increase) decrease in other assets...       (132)       (177)        101
   Decrease (increase) in reinsurance
    recoverable..........................        179         (35)         75
   (Decrease) increase in liability for
    future policy benefits...............        (92)        483         224
   Increase in other liabilities.........        477         281         191
                                            --------    --------    --------
     Cash provided by operating
      activities.........................         20          65          98
                                            --------    --------    --------
 Investing Activities
   Purchases of fixed maturity
    investments..........................     (5,747)     (6,228)     (9,127)
   Sales of fixed maturity investments...      3,459       4,845       5,713
   Maturities and principal paydowns of
    fixed maturity investments...........      2,693       1,741       1,931
   Net purchase of other investments.....       (107)       (871)     (1,338)
   Net sales (purchases) of short-term
    investments..........................         84         (24)        135
                                            --------    --------    --------
     Cash provided by (used for)
      investing activities...............        382        (537)     (2,686)
                                            --------    --------    --------
 Financing Activities
   Capital contribution..................         38          --         150
   Dividends paid........................         --          --         (10)
   Net (disbursements for) receipts from
    investment and universal life-type
    contracts (charged from) credited to
    policyholder accounts................       (443)        498       2,467
                                            --------    --------    --------
     Cash (used for) provided by
      financing activities...............       (405)        498       2,607
                                            --------    --------    --------
   Net (decrease) increase in cash.......         (3)         26          19
   Cash--beginning of year...............         46          20           1
                                            --------    --------    --------
 Cash--end of year.......................   $     43    $     46    $     20
                                            --------    --------    --------
                                            --------    --------    --------



The accompanying notes to consolidated financial statements are an integral part of the above statements.

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                               DECEMBER 31, 1996
                                 (IN MILLIONS)


---------------------------------------------------

 1. ORGANIZATION AND DESCRIPTION OF BUSINESS


    These consolidated financial statements include Hartford Life Insurance Company and its wholly-owned subsidiaries (the "Company"), ITT Hartford Life and Annuity Insurance Company ("ILA") and ITT Hartford International Life Reassurance Corporation ("HLRe"), formerly American Skandia Life Reinsurance Corporation. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"), a direct subsidiary of Hartford Accident and Indemnity Company, an indirect subsidiary of ITT Hartford Group, Inc. ("The Hartford"). Hartford Life was formed on December 13, 1996 and capitalized on December 16, 1996 with the contribution of all the outstanding common stock of HLA. On February 10, 1997, The Hartford, the ultimate parent of Hartford Life, announced its intention to sell up to 20% of Hartford Life during the second quarter of 1997. Management believes that this transaction will not have a material impact on the operations of the Company (See Note 11).



    On December 19, 1995, ITT Industries, Inc. (formerly ITT Corporation)("ITT") distributed all the outstanding shares of capital stock of The Hartford to ITT stockholders of record on such date (the transactions relating to such distribution are referred to herein as the "ITT Spin-off"). As a result of the ITT Spin-off, The Hartford became an independent, publicly traded company.



    The Company is a leading insurance and financial services company which provides: (a) investment products such as individual variable annuities and fixed market value adjusted annuities, deferred compensation plan services and mutual funds for savings and retirement needs; (b) life insurance for income protection and estate planning; and (c) employee benefits products such as corporate owned life insurance.



---------------------------------------------------

 2. SIGNIFICANT ACCOUNTING POLICIES


(A) BASIS OF PRESENTATION



    These financial statements present the financial position, results of operations and cash flows of the Company, and all material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries have been eliminated. The consolidated financial statements are prepared on a basis of generally accepted accounting principles which differ materially from the statutory accounting prescribed by various insurance regulatory authorities.



    The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.



(B) CHANGES IN ACCOUNTING PRINCIPLES



    On November 14, 1996, the Emerging Issues Task Force ("EITF") reached a consensus on Issue No. 96-12, "Recognition of Interest Income and Balance Sheet Classification of Structured Notes". This Issue requires companies to record income on certain structured securities on a retrospective interest method. The Company adopted EITF No. 96-12 for structured securities acquired after November 14, 1996. Adoption of EITF No. 96-12 did not have a material effect on the Company's financial condition or results of operations.



    In June 1996, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities". This statement established criteria for determining whether transferred assets should be accounted for as sales or secured borrowings. Subsequently, in December 1996, the FASB issued SFAS No. 127, "Deferral of Effective Date of Certain Provisions of FASB Statement No. 125", which defers the effective date of certain provisions of SFAS No. 125 for one year. Adoption of SFAS No. 125 is not expected to have a material effect on the Company's financial condition or results of operations.



    In October 1995, the FASB issued SFAS No. 123, "Accounting for Stock-Based Compensation", which is effective in 1996. As permitted by SFAS No. 123, the Company continues to measure compensation costs of employee stock option plans (relating to options on common stock of The Hartford) using the intrinsic value method prescribed by Accounting Principles Board Opinion No. 25. As of February 10, 1997, the Company had not adopted an employee stock compensation plan. Certain officers of the Company participate in The Hartford's stock option plan.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


    Compensation costs allocated by The Hartford to the Company, as well as pro forma compensation costs as determined under SFAS No. 123, were immaterial to the results of operations for 1996 and 1995.



    Effective January 1, 1994, the Company adopted SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". The new standard requires, among other things, that securities be classified as "held-to-maturity", "available-for-sale" or "trading" based on the Company's intentions with respect to the ultimate disposition of the security and its ability to effect those intentions. The classification determines the appropriate accounting carrying value (cost basis or fair value) and, in the case of fair value, whether the fair value difference from cost, net of tax, impacts stockholder's equity directly or is reflected in the Consolidated Statements of Income. Investments in equity securities had previously been and continue to be recorded at fair value with the corresponding after-tax impact included in stockholder's equity. Under SFAS No. 115, the Company's fixed maturity investments are classified as "available-for-sale" and, accordingly, these investments are reflected at fair value with the corresponding impact included as a component of stockholder's equity designated as "Net unrealized capital gain (loss) on investments, net of tax." As with the underlying investment security, unrealized capital gains and losses on derivative financial instruments are considered in determining the fair value of the portfolios. The impact of adoption was an increase to stockholder's equity of $91 million. The Company's cash flows were not impacted by this change in accounting principle.



(C) REVENUE RECOGNITION



    Revenues for universal life policies and investment products consist of policy charges for the cost of insurance, policy administration and surrender charges assessed to policy account balances and are recognized in the period in which services are provided. Premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders.



(D) FUTURE POLICY BENEFITS AND OTHER POLICYHOLDER FUNDS



    Liabilities for future policy benefits are computed by the net level premium method using interest rate assumptions varying from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued. Liabilities for universal life-type and investment contracts are stated at policyholder account values before surrender charges.



(E) DEFERRED POLICY ACQUISITION COSTS



    Policy acquisition costs, including commissions and certain underwriting expenses associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, generally 20 years. Generally, acquisition costs are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of expected gross profits from surrender charges, investment, mortality and expense margins. Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates, when appropriate, and evaluates the recoverability of the deferred acquisition cost asset. When appropriate, management revises its assumptions on the estimated gross profits of these contracts and the cumulative amortization for the books of business are reestimated and readjusted by a cumulative charge or credit to income.



(F) POLICYHOLDER REALIZED CAPITAL GAINS AND LOSSES



    Realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are excluded from revenues and deferred, since under the terms of the contracts the realized gains and losses will be credited to policyholders in future years as they are entitled to receive them.



(G) FOREIGN CURRENCY TRANSLATION



    Foreign currency translation gains and losses are reflected in stockholder's equity. Balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of international operations are generally their functional currencies.



(H) INVESTMENTS



    The Company's investments in fixed maturities include bonds, redeemable preferred stock and commercial paper which are classified as "available-for-sale" and accordingly are carried at fair value with the after-tax difference from cost reflected as a component of stockholder's equity designated as "Net unrealized capital gain (loss) on investments, net of tax". Equity securities, which include common and non-redeemable preferred stocks, are carried at fair value with the after-tax difference from cost reflected in stockholder's equity. Policy and mortgage loans are each carried at their outstanding balance which approximates fair value. Investments in partnerships and trusts are carried at cost. Net realized capital gains (losses), after deducting the policyholders' share, are reported as a component of revenue and are determined on a specific identification basis.



    The Company's accounting policy for impairment recognition requires recognition of an other than temporary impairment charge on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, the Company has established specific criteria to be used in the

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


impairment evaluation of an individual portfolio of assets. Specifically, if the asset portfolio is supporting a runoff operation, is forced to be liquidated prior to maturity to meet liability commitments, and has fair value below amortized cost, which will not materially fluctuate as a result of future interest rate changes, then an other than temporary impairment condition has been determined to have occurred. Each individual security within that portfolio is evaluated to determine whether or not it is impaired. Once an impairment charge has been recorded, the Company then continues to review the individual impaired securities for appropriate valuation on an ongoing basis.



    During 1996, it was determined that certain individual securities within the investment portfolio supporting the Company's closed block of guaranteed rate contracts ("Closed Book GRC") were impaired. With the initiation of certain hedge transactions, which eliminated the possibility that the fair value of the Closed Book GRC investments would recover to their current amortized cost, an other than temporary impairment loss of $88 after tax was determined to have occurred and was recorded.



(I) DERIVATIVE FINANCIAL INSTRUMENTS



    The Company uses a variety of derivative financial instruments including swaps, caps, floors, forwards and exchange traded financial futures and options as part of an overall risk management strategy. These instruments are used as a means of hedging exposure to price, foreign currency and/or interest rate risk on anticipated investment purchases or existing assets and liabilities. The Company does not hold or issue derivative financial instruments for trading purposes. The Company's accounting for derivative financial instruments used to manage risk is in accordance with the concepts established in SFAS No. 80, "Accounting for Futures Contracts," SFAS No. 52, "Foreign Currency Translation", American Institute of Certified Public Accountants Statement of Position 86-2, "Accounting for Options", and various EITF pronouncements. Written options are, in all cases, used in conjunction with other assets and derivatives as part of the Company's asset/liability management strategies. Derivative instruments are carried at values consistent with the asset or liability being hedged. Derivatives used to hedge fixed maturities or equities are carried at fair value with the after-tax difference from cost reflected in stockholder's equity. Derivatives used to hedge other invested assets or liabilities are carried at cost.



    Derivatives must be designated at inception as a hedge and measured for effectiveness both at inception and on an ongoing basis. The Company's minimum correlation threshold for hedge designation is 80%. If correlation, which is assessed monthly and measured based on a rolling three month average, falls below 80%, hedge accounting will be terminated. Derivatives used to create a synthetic asset must meet synthetic accounting criteria including designation at inception and consistency of terms between the synthetic and the instrument being replicated. Interest rate swaps are the primary type of derivatives used to convert London interbank offered quotations for U.S. dollar deposits ("LIBOR") based variable rate instruments to fixed rate instruments. Synthetic instrument accounting, consistent with industry practice, provides that the synthetic asset is accounted for like the financial instrument it is intended to replicate. Derivatives which fail to meet risk management criteria are marked to market with the impact reflected in the Consolidated Statements of Income.



    Gains or losses on financial futures contracts entered into in anticipation of the future receipt of product cash flows are deferred and, at the time of the ultimate purchase, reflected as an adjustment to the cost basis of the purchased asset. Gains or losses on futures used in invested asset risk management are deferred and adjusted into the cost basis of the hedged asset when the futures contracts are closed, except for futures used in duration hedging which are deferred and are adjusted into the cost basis on a quarterly basis. The adjustments to the cost basis are amortized into investment income over the remaining asset life.



    Open forward commitment contracts are marked to market through stockholder's equity. Such contracts are recorded at settlement by recording the purchase of the specified securities at the previously committed price. Gains or losses resulting from the termination of the forward commitment contracts before the delivery of the securities are recognized immediately in the Consolidated Statements of Income as a component of net investment income.



    The cost of purchased options and/or premiums received on covered written options, entered into as part of an asset/liability management strategy, is/are adjusted into the cost basis of the underlying asset or liability and amortized over the remaining life of the hedge. Gains or losses on expiration or termination of the hedge are adjusted into the basis of the underlying asset or liability and amortized over the remaining asset life. The Company had no written options as of December 31, 1996 and 1995.



    Interest rate swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the life of the swap agreement as an adjustment to income. Should the swap be terminated, the gain or loss is adjusted into the basis of the asset or liability and amortized over the remaining life. Should the hedged asset be sold or liability terminated without terminating the swap position, any swap gains or losses are immediately recognized in earnings. Interest rate swaps purchased in anticipation of an asset purchase (an "anticipatory transaction") are recognized consistent with the underlying asset components such that the settlement component is recognized in the Consolidated Statements of Income while the change in market value is recognized as an unrealized gain or loss.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


    Premiums paid on purchased floor or cap agreements and the premium received on issued floor or cap agreements (used for risk management) are adjusted into the basis of the applicable asset and amortized over the asset life. Gains or losses on termination of such positions are adjusted into the basis of the asset or liability and amortized over the remaining asset life. Net payments are recognized as an adjustment to income or basis adjusted and amortized depending on the specific hedge strategy.


    Forward exchange contracts and foreign currency swaps are accounted for in accordance with SFAS No. 52.



(J) RELATED PARTY TRANSACTIONS


    Transactions of the Company with HLA and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees and payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by Hartford Fire Insurance Company, an indirect subsidiary of The Hartford ("Hartford Fire"). Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on the type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses allocated to the Company by Hartford Fire were $40, $45 and $41 in 1996, 1995 and 1994, respectively. Management of the Company believes that the methods used are reasonable. In addition, the Company was charged its share of costs allocated to The Hartford by ITT prior to the ITT Spin-off, which were immaterial in 1995 and 1994. The Company had a receivable from The Hartford of $1 and a payable to The Hartford of $2 at December 31, 1996 and 1995, respectively.



    In 1996, the Company ceded approximately $33.3 billion of group life insurance in force and $318 million of disability premium to HLA and assumed $8.5 billion of individual life insurance in force from HLA.


    On June 30, 1995, the ownership of ITT Lyndon Insurance Company was transferred to the Company via a capital contribution of $181 million, representing the net assets of the company. Also, in 1996, the Company received a capital contribution of $37.5 million from its parent HLA.


(K) DIVIDENDS TO POLICYHOLDERS



    Certain life insurance policies contain dividend payment provisions that enable the policyholder to participate in the earnings of the life insurance subsidiaries of the Company. The participating insurance in force accounted for 44%, 41%, and 43% in 1996, 1995, and 1994, respectively, of total life insurance in force.



---------------------------------------------------

 3. INVESTMENTS


(A) COMPONENTS OF NET INVESTMENT INCOME



                                     YEAR ENDED DECEMBER 31,
                                 -------------------------------
                                   1996       1995       1994
                                 ---------  ---------  ---------
Interest income................  $   1,452  $   1,338  $   1,247
(Losses) income from other
 investments...................        (42)         1         54
                                 ---------  ---------  ---------
Gross investment income........      1,410      1,339      1,301
Less: Investment expenses......         13         11          9
                                 ---------  ---------  ---------
Net investment income..........  $   1,397  $   1,328  $   1,292
                                 ---------  ---------  ---------
                                 ---------  ---------  ---------



(B) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)



                                     YEAR ENDED DECEMBER 31,
                                 -------------------------------
                                   1996       1995       1994
                                 ---------  ---------  ---------
Fixed maturities...............  $    (201) $      23  $     (34)
Equity securities..............          2         (6)       (11)
Real estate and other..........         (4)       (25)        47
Less: (Increase) decrease in
 liability to policyholders for
 realized capital gains
 (losses)......................        (10)        (3)         5
                                 ---------  ---------  ---------
Net realized capital (losses)
 gains.........................  $    (213) $     (11) $       7
                                 ---------  ---------  ---------
                                 ---------  ---------  ---------



(C) NET UNREALIZED CAPITAL GAINS (LOSSES) ON EQUITY SECURITIES



                                         YEAR ENDED DECEMBER 31,
                                   -----------------------------------
                                      1996         1995        1994
                                      -----        -----     ---------
Gross unrealized gains...........   $      13    $       4   $       2
Gross unrealized losses..........          (1)          (2)        (11)
                                          ---          ---   ---------
Net unrealized capital gains
 (losses)........................          12            2          (9)
Deferred income tax liability
 (asset).........................           4            1          (3)
                                          ---          ---   ---------
Net unrealized capital gains
 (losses), after tax.............           8            1          (6)
Balance beginning of year........           1           (6)         (5)
                                          ---          ---   ---------
Change in net unrealized capital
 gains (losses) on investments...   $       7    $       7   $      (1)
                                          ---          ---   ---------
                                          ---          ---   ---------

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


(D) NET UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES


                                                                                                             YEAR ENDED DECEMBER
                                                                                                                     31,
                                                                                                             --------------------
                                                                                                               1996       1995
                                                                                                             ---------  ---------
Gross unrealized gains.....................................................................................  $     386  $     529
Gross unrealized losses....................................................................................       (341)      (569)
Unrealized (gains) losses credited to policyholders........................................................        (11)       (52)
                                                                                                             ---------  ---------
Net unrealized capital gains (losses)......................................................................         34        (92)
Deferred income tax liability (asset)......................................................................         12        (34)
                                                                                                             ---------  ---------
Net unrealized capital gains (losses), after tax...........................................................         22        (58)
Balance beginning of year..................................................................................        (58)      (648)
                                                                                                             ---------  ---------
Change in net unrealized capital gains (losses) on investments.............................................  $      80  $     590
                                                                                                             ---------  ---------
                                                                                                             ---------  ---------


                                                                                                               1994
                                                                                                             ---------
Gross unrealized gains.....................................................................................  $     150
Gross unrealized losses....................................................................................     (1,185)
Unrealized (gains) losses credited to policyholders........................................................         37
                                                                                                             ---------
Net unrealized capital gains (losses)......................................................................       (998)
Deferred income tax liability (asset)......................................................................       (350)
                                                                                                             ---------
Net unrealized capital gains (losses), after tax...........................................................       (648)
Balance beginning of year..................................................................................        161
                                                                                                             ---------
Change in net unrealized capital gains (losses) on investments.............................................  $    (809)
                                                                                                             ---------
                                                                                                             ---------



(E) COMPONENTS OF FIXED MATURITIES INVESTMENTS


                                                                                                     AS OF DECEMBER 31, 1996
                                                                                                ---------------------------------
                                                                                                               GROSS UNREALIZED
                                                                                                 AMORTIZED   --------------------
                                                                                                   COST        GAINS     LOSSES
                                                                                                -----------  ---------  ---------
U.S. government and government agencies and authorities (guaranteed and sponsored)............   $     166   $      12  $      (3)
U.S. government and government agencies and authorities (guaranteed and
 sponsored)--asset-backed.....................................................................       1,970         161       (128)
States, municipalities and political subdivisions.............................................         373           6        (11)
International governments.....................................................................         281          12         (4)
Public utilities..............................................................................         877          12         (8)
All other corporate including international...................................................       4,656         120       (107)
All other corporate--asset-backed.............................................................       3,601          49        (59)
Short-term investments........................................................................       1,655          14        (21)
                                                                                                -----------  ---------  ---------
    Total fixed maturities....................................................................   $  13,579   $     386  $    (341)
                                                                                                -----------  ---------  ---------
                                                                                                -----------  ---------  ---------


                                                                                                     AS OF DECEMBER 31, 1995
                                                                                                ---------------------------------
                                                                                                               GROSS UNREALIZED
                                                                                                 AMORTIZED   --------------------
                                                                                                   COST        GAINS     LOSSES
                                                                                                -----------  ---------  ---------
U.S. government and government agencies and authorities (guaranteed and sponsored)............   $     502   $       4  $      (9)
U.S. government and government agencies and authorities (guaranteed and
 sponsored)--asset-backed.....................................................................       3,568         210       (387)
States, municipalities and political subdivisions.............................................         201           4         (3)
International governments.....................................................................         291          19         (4)
Public utilities..............................................................................         949          29         (2)
All other corporate including international...................................................       3,065          76        (55)
All other corporate--asset-backed.............................................................       5,056         187       (109)
Short-term investments........................................................................         808          --         --
                                                                                                -----------  ---------  ---------
    Total fixed maturities....................................................................   $  14,440   $     529  $    (569)
                                                                                                -----------  ---------  ---------
                                                                                                -----------  ---------  ---------


                                                                                                  FAIR
                                                                                                  VALUE
                                                                                                ---------
U.S. government and government agencies and authorities (guaranteed and sponsored)............  $     175
U.S. government and government agencies and authorities (guaranteed and
 sponsored)--asset-backed.....................................................................      2,003
States, municipalities and political subdivisions.............................................        368
International governments.....................................................................        289
Public utilities..............................................................................        881
All other corporate including international...................................................      4,669
All other corporate--asset-backed.............................................................      3,591
Short-term investments........................................................................      1,648
                                                                                                ---------
    Total fixed maturities....................................................................  $  13,624
                                                                                                ---------
                                                                                                ---------

                                                                                                  FAIR
                                                                                                  VALUE
                                                                                                ---------
U.S. government and government agencies and authorities (guaranteed and sponsored)............  $     497
U.S. government and government agencies and authorities (guaranteed and
 sponsored)--asset-backed.....................................................................      3,391
States, municipalities and political subdivisions.............................................        202
International governments.....................................................................        306
Public utilities..............................................................................        976
All other corporate including international...................................................      3,086
All other corporate--asset-backed.............................................................      5,134
Short-term investments........................................................................        808
                                                                                                ---------
    Total fixed maturities....................................................................  $  14,400
                                                                                                ---------
                                                                                                ---------

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


    The amortized cost and fair value of fixed maturities at December 31, 1996, by maturity, are shown below. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of such securities. These estimates are developed using prepayment speeds reported in broker consensus data and can be expected to vary from actual experience. Expected maturities differ from contractual maturities due to call or prepayment provisions.



         MATURITY           AMORTIZED COST  FAIR VALUE
--------------------------  --------------  -----------
One year or less..........    $    2,632     $   2,642
Over one year through five
 years....................         5,871         5,928
Over five years through
 ten years................         3,320         3,311
Over ten years............         1,756         1,743
                                 -------    -----------
    Total.................    $   13,579     $  13,624
                                 -------    -----------
                                 -------    -----------



    Sales of fixed maturities excluding short-term fixed maturities for the years ended December 31, 1996, 1995 and 1994 resulted in proceeds of $3,459, $4,848 and $5,708, respectively, resulting in gross realized capital gains of $87, $91 and $71, respectively, and gross realized capital losses (including investment writedowns) of $298, $72 and $100, respectively, not including policyholder gains and losses. Sales of equity securities for the years ended December 31, 1996, 1995 and 1994 resulted in proceeds of $74, $64 and $159, respectively, resulting in gross realized capital gains of $2, $28 and $3, respectively, and gross realized capital losses of $0, $59 and $14, respectively, not including policyholder gains and losses.



(F) CONCENTRATION OF CREDIT RISK



    As of December 31, 1996, the Company had a reinsurance recoverable of $3.8 billion from Mutual Benefit Life Assurance Corporation ("Mutual Benefit"), supported by assets in a security trust of $3.8 billion (including policy loans of $3.3 billion). The risk of Mutual Benefit becoming insolvent is mitigated by the reinsurance agreement's requirement that the assets be kept in a security trust with the Company as sole beneficiary. Excluding investments in U.S. government and agencies, the Company has no other significant concentrations of credit risk in fixed maturities.



(G) DERIVATIVE INVESTMENTS



    Derivatives play an important role in facilitating the management of interest rate risk, creating opportunities to fund product obligations hedging against indexation risks that affect the value of certain liabilities and adjusting broad investment risk characteristics when dictated by significant changes in market risks. As an end user of derivatives, the Company uses a variety of derivative financial instruments, including swaps, caps, floors, forwards and exchange traded financial futures and options in order to hedge exposure to price, foreign currency and/or interest rate risk on anticipated investment purchases or existing assets and liabilities. The notional amounts of derivative contracts represent the basis upon which pay and receive amounts are calculated and are not reflective of credit risk for derivative contracts. Credit risk for derivative contracts is limited to the amounts calculated to be due to the Company on such contracts. The Company believes it maintains prudent policies regarding the financial stability and credit standing of its major counterparties and typically requires credit enhancement provisions to further limit its credit risk. Many of these derivative contracts are bilateral agreements that are not assignable without the consent of the relevant counterparty. Notional amounts pertaining to derivative financial instruments totaled $9.9 billion and $8.8 billion at December 31, 1996 and 1995, respectively ($7.4 billion and $7.1 billion related to life insurance investments and $2.5 billion and $1.7 billion related to life insurance liabilities at December 31, 1996 and 1995, respectively).

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


    The following table summarizes the Company's derivatives, segregated by major categories, as of December 31, 1996 and 1995:


                                                                             AMOUNTS HEDGED (NOTIONAL AMOUNTS) (EXCLUDING
                                                                                          LIABILITY HEDGES)
                                                                          --------------------------------------------------
                                                                                                   PURCHASED
                                                                            TOTAL    ISSUED CAPS   OPTIONS,
                                                                          CARRYING        &         CAPS &
1996                                                                        VALUE     FLOORS(C)    FLOORS(D)    FUTURES(E)
------------------------------------------------------------------------  ---------  -----------  -----------  -------------
Asset-backed securities (excluding inverse floaters and anticipatory)...  $   5,242   $     500    $   2,454     $      --
Inverse floaters(a).....................................................        352          98          856            --
Anticipatory(g).........................................................         --          --           --           132
Other bonds and notes...................................................      7,369         425          440             5
Short-term investments..................................................        661          --           --            --
                                                                          ---------  -----------  -----------        -----
    Total fixed maturities..............................................     13,624       1,023        3,750           137
Equity securities, policy loans and other investments...................      4,011          --           --            --
                                                                          ---------  -----------  -----------        -----
    Total investments...................................................  $  17,635   $   1,023    $   3,750     $     137
                                                                          ---------  -----------  -----------        -----
                                                                          ---------  -----------  -----------        -----
    Total derivatives-fair value(b).....................................              $     (10)   $      35     $      --
                                                                                     -----------  -----------        -----
                                                                                     -----------  -----------        -----


                                                                             AMOUNTS HEDGED (NOTIONAL AMOUNTS) (EXCLUDING
                                                                                          LIABILITY HEDGES)
                                                                          --------------------------------------------------
                                                                                                   PURCHASED
                                                                            TOTAL    ISSUED CAPS   OPTIONS,
                                                                          CARRYING        &         CAPS &
1995                                                                        VALUE     FLOORS(C)    FLOORS(D)    FUTURES(E)
------------------------------------------------------------------------  ---------  -----------  -----------  -------------
Asset-backed securities (excluding inverse floaters and anticipatory)...  $   5,764   $     118    $   3,133     $     322
Inverse floaters(a).....................................................        711         560          354             6
Anticipatory(g).........................................................         --          --           --           213
Other bonds and notes...................................................      7,118          33           66           322
Short-term investments..................................................        807          --           --            --
                                                                          ---------  -----------  -----------        -----
    Total fixed maturities..............................................     14,400         711        3,553           863
Equity securities, policy loans and other investments...................      3,865          --           --            --
                                                                          ---------  -----------  -----------        -----
    Total investments...................................................  $  18,265   $     711    $   3,553     $     863
                                                                          ---------  -----------  -----------        -----
                                                                          ---------  -----------  -----------        -----
    Total derivatives-fair value(b).....................................              $     (32)   $      46     $      --
                                                                                     -----------  -----------        -----
                                                                                     -----------  -----------        -----


                                                                           INTEREST      FOREIGN       TOTAL
                                                                             RATE       CURRENCY     NOTIONAL
1996                                                                       SWAPS(H)     SWAPS(F)      AMOUNT
------------------------------------------------------------------------  -----------  -----------  -----------
Asset-backed securities (excluding inverse floaters and anticipatory)...   $     941    $      --    $   3,895
Inverse floaters(a).....................................................         346           --        1,300
Anticipatory(g).........................................................          --           --          132
Other bonds and notes...................................................       1,079          125        2,074
Short-term investments..................................................          --           --           --
                                                                          -----------       -----   -----------
    Total fixed maturities..............................................       2,366          125        7,401
Equity securities, policy loans and other investments...................          19           --           19
                                                                          -----------       -----   -----------
    Total investments...................................................   $   2,385    $     125    $   7,420
                                                                          -----------       -----   -----------
                                                                          -----------       -----   -----------
    Total derivatives-fair value(b).....................................   $     (25)   $      (9)   $      (9)
                                                                          -----------       -----   -----------
                                                                          -----------       -----   -----------

                                                                           INTEREST      FOREIGN       TOTAL
                                                                             RATE       CURRENCY     NOTIONAL
1995                                                                       SWAPS(H)     SWAPS(F)      AMOUNT
------------------------------------------------------------------------  -----------  -----------  -----------
Asset-backed securities (excluding inverse floaters and anticipatory)...   $     290    $      --    $   3,863
Inverse floaters(a).....................................................         681           --        1,601
Anticipatory(g).........................................................          25           --          238
Other bonds and notes...................................................         757          187        1,365
Short-term investments..................................................          --           --           --
                                                                          -----------       -----   -----------
    Total fixed maturities..............................................       1,753          187        7,067
Equity securities, policy loans and other investments...................          18           --           18
                                                                          -----------       -----   -----------
    Total investments...................................................   $   1,771    $     187    $   7,085
                                                                          -----------       -----   -----------
                                                                          -----------       -----   -----------
    Total derivatives-fair value(b).....................................   $    (108)   $     (24)   $    (118)
                                                                          -----------       -----   -----------
                                                                          -----------       -----   -----------


------------------------

(a) Inverse floaters are variations of collateralized mortgage obligations ("CMOs") for which the coupon rates move inversely with an index rate such as LIBOR. The risk to principal is considered negligible as the underlying collateral for the securities is guaranteed or sponsored by government agencies. To address the volatility risk created by the coupon variability, the Company uses a variety of derivative instruments, primarily interest rate swaps and purchased caps and floors.


(b) The fair value of derivative instruments including swaps, caps, floors, futures, options and forward commitments, was determined using a pricing model which is validated through quarterly comparison to dealer quoted market prices, for 1996 and dealer quoted prices for 1995.


(c) The 1996 data includes issued caps of $433 with a weighted average strike rate of 8.21% (ranging from 7.0% to 9.5%) and over 93% maturing in 2000 through 2005. In addition, issued floors totaled $590, had a weighted average strike rate of 5.17% (ranging from 5.00% to 7.85%) with all of them maturing by the end of 2005. The 1995 data includes issued caps of $475 with a weighted average strike rate of 8.5% (ranging from 7.0% to 10.4%) and over 85% maturing in 2000 through 2004. In addition, issued floors totaled $236, had a weighted average strike rate of 8.1% (ranging from 5.3% to 10.9%) and mature through 2007, with 76% maturing by 2004.


(d) The 1996 data includes purchased floors of $2.4 billion and purchased caps of $1.3 billion. The floors had a weighted average strike rate of 5.84% (ranging from 3.70% to 7.85%) and over 87% mature in 1997 through 1999. The options mature in 1997. The caps had a weighted average strike rate of 7.59% (ranging from 4.40% to 10.125%) and over 76% mature in 1997 through 2001. The 1995 data includes purchased floors of $1.8 billion and purchased caps of $1.7 billion. The floors had a weighted average strike price of 5.8% (ranging from 3.7% to 6.8%) and over 85% mature in 1997 through 1999. The caps had a weighted average strike price of 7.5% (ranging from 4.5% and 10.1%) and over 82% mature in 1997 through 1999.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


(e) As of December 31, 1996 and 1995, over 39% and 95%, respectively, of the notional futures contracts, expire within one year.


(f) As of December 31, 1996 and 1995, over 42% and 25%, respectively, of the Company's foreign currency swaps, expire within one year; the balance mature over the succeeding 4 to 5 years.


(g) Deferred gains and losses on anticipatory transactions are included in the carrying value of bond investments in the Consolidated Balance Sheets. At the time of the ultimate purchase, they are reflected as a basis adjustment to the purchased asset. At December 31, 1996, the Company had $1 million in net deferred gains for futures, interest rate swaps and purchased options. The Company expects to basis adjust $1 million of the deferred gains in 1997. At December 31, 1995, the Company had $5.3 million in net deferred gains for futures, interest rate swaps and purchased options.


(h) The following table summarizes the maturities by notional value of interest rate swaps outstanding at December 31, 1996 and 1995, and the related weighted average interest pay rate or receive rate. The variable rates represent spot rates (primarily 90 day LIBOR), as of December 31, 1996 and 1995. Such variable rates have been calculated assuming that the spot rates remain unchanged throughout the life of the interest rate swaps.


1996                                                             1997         1998         1999         2000         2001
------------------------------------------------------------  -----------  -----------  -----------  -----------  -----------
  PAY FIXED/RECEIVE VARIABLE
    Notional Value                                                   $--         $50          $125          $35         $125
    Weighted Average Pay Rate                                         --          5.7 %        5.9 %        5.5 %        5.5%
    Weighted Average Receive Rate                                     --          3.2 %         --          6.5 %        6.4%
  PAY VARIABLE/RECEIVE FIXED
    Notional Value                                                   $86          $25         $486          $74         $582
    Weighted Average Pay Rate                                        7.5 %         --          6.4 %        6.7 %        7.0%
    Weighted Average Receive Rate                                    5.6 %         --          5.6 %        5.7 %        6.2%
  PAY VARIABLE/RECEIVE DIFFERENT VARIABLE
    Notional Value                                                   $19          $15          $--         $200          $--
    Weighted Average Pay Rate                                        5.9 %        5.7 %         --          6.4 %         --
    Weighted Average Receive Rate                                    3.7 %        5.5 %         --          5.0 %         --
    Total Interest Rate Swaps                                       $105          $90         $611         $309         $707
    Total Weighted Average Pay Rate                                  7.2 %        5.7 %        6.3 %        6.4 %        6.7%
    Total Weighted Average Receive Rate                              5.2 %        3.8 %        4.3 %        5.4 %        6.3%


1995                                                             1996         1997         1998         1999         2000
------------------------------------------------------------  -----------  -----------  -----------  -----------  -----------
  PAY FIXED/RECEIVE VARIABLE
    Notional Value                                                  $15           $50          $--         $453          $31
    Weighted Average Pay Rate                                        5.0 %        7.2 %         --          8.1 %        7.1%
    Weighted Average Receive Rate                                    5.8 %        5.9 %         --          5.8 %        5.7%
  PAY VARIABLE/RECEIVE FIXED
    Notional Value                                                  $100          $68          $25          $25          $35
    Weighted Average Pay Rate                                        5.9 %        8.6 %        5.9 %         --          5.9%
    Weighted Average Receive Rate                                    2.4 %        7.9 %        4.0 %         --          6.5%
  PAY VARIABLE/RECEIVE DIFFERENT VARIABLE
    Notional Value                                                   $50          $18          $36          $12         $200
    Weighted Average Pay Rate                                        5.8 %         --          3.7 %        3.5 %        4.5%
    Weighted Average Receive Rate                                    5.4 %         --          5.6 %        5.2 %        6.8%
    Total Interest Rate Swaps                                       $165         $136          $61         $490         $266
    Total Weighted Average Pay Rate                                  5.8 %        7.8 %        4.6 %        7.6 %        5.0%
    Total Weighted Average Receive Rate                              3.6 %        7.2 %        4.9 %        5.4 %        6.6%

                                                                                            LATEST
1996                                                           THEREAFTER       TOTAL      MATURITY
------------------------------------------------------------  -------------  -----------  -----------
  PAY FIXED/RECEIVE VARIABLE
    Notional Value                                                   $170          $505         2003
    Weighted Average Pay Rate                                         5.7  %        5.7 %
    Weighted Average Receive Rate                                     6.9  %        4.7 %
  PAY VARIABLE/RECEIVE FIXED
    Notional Value                                                   $349        $1,602         2007
    Weighted Average Pay Rate                                         6.9  %        6.8 %
    Weighted Average Receive Rate                                     5.9  %        5.9 %
  PAY VARIABLE/RECEIVE DIFFERENT VARIABLE
    Notional Value                                                    $44          $278         2003
    Weighted Average Pay Rate                                        12.9  %        7.4 %
    Weighted Average Receive Rate                                     6.4  %        5.2 %
    Total Interest Rate Swaps                                        $563        $2,385         2007
    Total Weighted Average Pay Rate                                   7.0  %        6.6 %
    Total Weighted Average Receive Rate                               6.3  %        5.5 %
                                                                                            LATEST
1995                                                           THEREAFTER       TOTAL      MATURITY
------------------------------------------------------------  -------------  -----------  -----------
  PAY FIXED/RECEIVE VARIABLE
    Notional Value                                                   $229          $778         2004
    Weighted Average Pay Rate                                         7.8  %        7.8 %
    Weighted Average Receive Rate                                     5.9  %        5.9 %
  PAY VARIABLE/RECEIVE FIXED
    Notional Value                                                   $190          $443         2007
    Weighted Average Pay Rate                                         5.4  %        5.4 %
    Weighted Average Receive Rate                                     6.9  %        6.9 %
  PAY VARIABLE/RECEIVE DIFFERENT VARIABLE
    Notional Value                                                   $234          $550         2004
    Weighted Average Pay Rate                                        16.3  %        5.7 %
    Weighted Average Receive Rate                                     5.9  %        6.4 %
    Total Interest Rate Swaps                                        $653        $1,771         2007
    Total Weighted Average Pay Rate                                   7.3  %        6.9 %
    Total Weighted Average Receive Rate                               6.3  %        5.8 %



    In addition, interest rate sensitivity related to certain Company insurance liabilities was altered primarily through interest rate swap agreements. The notional amount of the liability agreements in which the Company generally pays one variable rate in exchange for another was $2.4 billion and $1.7 billion at December 31, 1996 and 1995, respectively. As of December 31, 1996, the weighted average pay rate was 5.6% and the weighted average receive rate was 6.5%. These agreements mature at various times through 2001.

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


    A reconciliation between notional amounts at December 31, 1995 and 1996 by derivative type and strategy is as follows:


                                                                                        BY DERIVATIVE TYPE
                                                                           ---------------------------------------------
                                                                               12/31/95                     MATURITIES/
                                                                            NOTIONAL AMOUNT    ADDITIONS   TERMINATIONS
                                                                           -----------------  -----------  -------------
Caps.....................................................................      $   2,184       $   1,286     $   1,715
Floors...................................................................          2,180           2,053         1,065
Options..................................................................             --              10            --
Swaps/Forwards...........................................................          3,566           3,989         2,694
Futures..................................................................            863           2,092         2,818
                                                                                  ------      -----------       ------
    Total................................................................      $   8,793       $   9,430     $   8,292
                                                                                  ------      -----------       ------
                                                                                  ------      -----------       ------


                                                                                            BY STRATEGY
                                                                           ---------------------------------------------
                                                                               12/31/95                     MATURITIES/
                                                                            NOTIONAL AMOUNT    ADDITIONS   TERMINATIONS
                                                                           -----------------  -----------  -------------
Liability................................................................      $   1,708       $   1,940     $   1,137
Anticipatory.............................................................            238             516           622
Asset....................................................................          2,984           1,265         2,137
Portfolio................................................................          3,863           5,709         4,396
                                                                                  ------      -----------       ------
    Total................................................................      $   8,793       $   9,430     $   8,292
                                                                                  ------      -----------       ------
                                                                                  ------      -----------       ------


                                                                               12/31/96
                                                                            NOTIONAL AMOUNT
                                                                           -----------------
Caps.....................................................................      $   1,755
Floors...................................................................          3,168
Options..................................................................             10
Swaps/Forwards...........................................................          4,861
Futures..................................................................            137
                                                                                  ------
    Total................................................................      $   9,931
                                                                                  ------
                                                                                  ------

                                                                               12/31/96
                                                                            NOTIONAL AMOUNT
                                                                           -----------------
Liability................................................................      $   2,511
Anticipatory.............................................................            132
Asset....................................................................          2,112
Portfolio................................................................          5,176
                                                                                  ------
    Total................................................................      $   9,931
                                                                                  ------
                                                                                  ------



(H) FAIR VALUE OF FINANCIAL INSTRUMENTS



                                                                                  AS OF DECEMBER 31,    AS OF DECEMBER 31,
                                                                                         1996                  1995
                                                                                 --------------------  --------------------
                                                                                 CARRYING     FAIR     CARRYING     FAIR
                                                                                  AMOUNT      VALUE     AMOUNT      VALUE
                                                                                 ---------  ---------  ---------  ---------
ASSETS
  Fixed maturities.............................................................  $  13,624  $  13,624  $  14,400  $  14,400
  Equity securities............................................................        119        119         63         63
  Policy loans.................................................................      3,836      3,836      3,381      3,381
  Mortgage loans...............................................................          2          2        265        265
  Investments in partnerships and trust........................................         48         48         94         97
  Other........................................................................          6         56         62         62
LIABILITIES
  Other policy benefits........................................................  $  11,707  $  11,469  $  12,727  $  12,767



    The following methods and assumptions were used to estimate the fair value of each class of financial instrument: fair value for fixed maturities and equity securities approximate those quotations published by applicable stock exchanges or received from other reliable sources; policy and mortgage loan carrying amounts approximate fair value; investments in partnerships and trusts are based on external market valuations from partnership and trust managements; fair value of derivative instruments, including swaps, caps, floors, futures, and forward commitments, is determined by using a pricing model which is validated through quarterly comparison to dealer quoted market prices; and other policy benefits payable for investment type contracts are determined by estimating future cash flows discounted at the year end market rate.



---------------------------------------------------

 4. INCOME TAX


    Hartford Life and The Hartford have entered into a tax sharing agreement under which each member, including the Company, in the consolidated U.S. federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by Hartford Life for the Company, subject to certain adjustments, generally will be determined as though the Company were to file separate federal, state and local income tax returns.



    As long as The Hartford continues to beneficially own, directly or indirectly, at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of Hartford Life, the Company will be included for federal income tax purposes in the consolidated group of which The Hartford is the common parent. It is the current intention of The Hartford and its subsidiaries to continue to file a consolidated federal income tax return. The Company will continue to remit to (receive from) The Hartford a current income tax provision (benefit) computed in accordance with such tax sharing agreement. The Company's effective tax rate was 35%, 32% and 32% in 1996, 1995 and 1994, respectively.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


    Income tax expense was as follows:



                                        FOR THE YEARS ENDED DECEMBER
                                                     31,
                                       -------------------------------
                                         1996       1995       1994
                                       ---------  ---------  ---------
 Current.............................  $     122  $     211  $     185
  Deferred...........................       (102)      (149)      (120)
                                       ---------  ---------  ---------
    Total............................  $      20  $      62  $      65
                                       ---------  ---------  ---------
                                       ---------  ---------  ---------



    A reconciliation of the tax provision at the U.S. federal statutory rate to the provision for income taxes was as follows:



                                        FOR THE YEARS ENDED DECEMBER
                                                     31,
                                       -------------------------------
                                         1996       1995       1994
                                       ---------  ---------  ---------
 Tax provision at U.S. statutory
  rate...............................  $      20  $      67  $      71
  Tax-exempt income..................         --         (3)        (3)
  Foreign tax credit.................         --         (4)        (1)
  Other..............................         --          2         (2)
                                       ---------  ---------  ---------
    Total............................  $      20  $      62  $      65
                                       ---------  ---------  ---------
                                       ---------  ---------  ---------



    Income taxes paid were $189, $162 and $244 in 1996, 1995 and 1994, respectively. The current tax refund due from The Hartford to the Company was $72 and $8 as of December 31, 1996 and 1995, respectively.



    Deferred tax assets (liabilities) included the following:



                                                       AS OF
                                                    DECEMBER 31,
                                                --------------------
                                                  1996       1995
                                                ---------  ---------
Tax return deferred acquisition costs.........  $     514  $     410
Financial statement deferred acquisition costs
 and reserves.................................       (242)       138
Employee benefits.............................          8          8
Unrealized (gain) loss on investments.........        (16)        32
Investments and other.........................        210       (168)
                                                ---------  ---------
    Total.....................................  $     474  $     420
                                                ---------  ---------
                                                ---------  ---------



    Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In such circumstances, the deferred income was accumulated in a "Policyholders' Surplus Account" and will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided on this deferred income. The balance for tax return purposes of the Policyholders' Surplus Account as of December 31, 1996 was $37.



---------------------------------------------------

 5. REINSURANCE


    The Company cedes insurance to non-affiliated insurers in order to limit its maximum loss. Such transfer does not relieve the Company of its primary liability. The Company also assumes insurance from other insurers.



    Life insurance net retained premiums were comprised of the following:



                                         YEAR ENDED DECEMBER 31,
                                     -------------------------------
                                       1996       1995       1994
                                     ---------  ---------  ---------
Gross premiums.....................  $   1,834  $   1,545  $   1,316
Insurance assumed..................        173        591        299
Insurance ceded....................       (302)      (649)      (515)
                                     ---------  ---------  ---------
    Total..........................  $   1,705  $   1,487  $   1,100
                                     ---------  ---------  ---------
                                     ---------  ---------  ---------



    Life reinsurance recoveries, which reduced death and other benefits, for the years ended December 31, 1996, 1995 and 1994 approximated $140, $220 and $164, respectively.



    In December 1994, the Company ceded to a third party $1.0 billion in individual fixed and variable annuities on a modified coinsurance basis. In December 1995, the Company ceded approximately $1.2 billion in individual variable annuities on a modified coinsurance basis to a third party. These transactions did not have a material impact on consolidated net income.



    In May 1994, the Company assumed the life insurance policies and the individual annuities of Pacific Standard with reserves and account values of approximately $434 million. The Company received cash and investment grade assets to support the life insurance and individual annuity contract obligations assumed.



---------------------------------------------------

 6.PENSION PLANS AND OTHER POSTRETIREMENT
   BENEFITS


    The Company's employees are included in Hartford Fire's noncontributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Company's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for Federal income tax purposes. Generally, pension costs are funded through the purchase of the Company's group pension contracts. The cost to the Company was approximately $5, $2 and $2 in 1996, 1995 and 1994, respectively.



    The Company also provides, through Hartford Fire, certain health care and life insurance benefits for eligible retired employees. A substantial portion of the Company's employees may become eligible for these benefits upon retirement. The Company's contribution for health care benefits will depend on the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap which limits average Company contributions. The Company has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis.

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


Postretirement health care and life insurance benefits expense, allocated by The Hartford, was immaterial for 1996, 1995 and 1994, respectively.



    The assumed rate of future increases in the per capita cost of health care (the health care trend rate) was 9.3% for 1996, decreasing ratably to 6.0% in the year 2001. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of the covered employees.



---------------------------------------------------

 7. BUSINESS SEGMENT INFORMATION


    The Company sells financial products such as fixed and variable annuities, retirement plan services, and life insurance on both an individual and a group basis. The Company divides its core businesses into three segments: Investment Products, Individual Life Insurance and Employee Benefits. In addition, the Company also maintains a corporate operation and also classifies certain of its business as Runoff operations. The Investment Products segment offers individual variable annuities and fixed market value adjusted annuities, deferred compensation and retirement plan services, mutual funds, investment management services and other financial products. The Individual Life Insurance segment sells a variety of individual life insurance products, including variable life, universal life, and interest-sensitive whole life policies. The Employee Benefits segment sells corporate owned life insurance. Through its corporate operation, the Company reports net investment income on assets representing surplus not assigned to any of its business segments and certain other revenues and expenses not specifically allocable to any of its business segments. The Company's Runoff operations are comprised of Closed Book GRC. With the exception of Closed Book GRC, net realized capital gains and losses are recognized in the period of realization but are allocated to the segments utilizing durations of the segment portfolios.


                                          YEAR ENDED DECEMBER 31,
                                      -------------------------------
                                        1996       1995       1994
                                      ---------  ---------  ---------
REVENUES
  Investment Products...............  $   1,013  $     759  $     594
  Individual Life Insurance.........        440        383        375
  Employee Benefits.................      1,366      1,273        919
  Corporate Operations..............         81         52         30
  Runoff Operations.................        (11)       337        481
                                      ---------  ---------  ---------
    Total Revenues..................  $   2,889  $   2,804  $   2,399
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------


                                          YEAR ENDED DECEMBER 31,
                                      -------------------------------
                                        1996       1995       1994
                                      ---------  ---------  ---------
INCOME BEFORE INCOME TAX EXPENSE
  Investment Products...............  $     230  $     172  $     127
  Individual Life Insurance.........         68         56         39
  Employee Benefits.................         43         37         27
  Corporate Operations..............         65         16          8
  Runoff Operations.................       (348)       (90)         2
                                      ---------  ---------  ---------
    Income Before Income Tax
     Expense........................  $      58  $     191  $     203
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

                                          YEAR ENDED DECEMBER 31,
                                      -------------------------------
                                        1996       1995       1994
                                      ---------  ---------  ---------
ASSETS
  Investment Products...............  $  53,743  $  40,624  $  29,115
  Individual Life Insurance.........      3,753      3,173      2,808
  Employee Benefits.................     14,515     13,494      7,847
  Corporate Operations..............      1,891      1,729        822
  Runoff Operations.................      3,667      5,177      7,257
                                      ---------  ---------  ---------
    Total Assets....................  $  77,569  $  64,197  $  47,849
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------



---------------------------------------------------

 8. STATUTORY NET INCOME AND SURPLUS


    A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 1997, without prior approval, is estimated to be $121 million. Statutory net income and surplus as of and for the years ended December 31 were:



                              1996       1995       1994
                            ---------  ---------  ---------
Statutory net income......  $     144  $     112  $      58
Statutory surplus.........  $   1,207  $   1,125  $     941



    The insurance subsidiaries of the Company prepare their statutory financial statements in accordance with accounting practices prescribed by the State of Connecticut Insurance Department. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations, and general administrative rules.



---------------------------------------------------

 9. SEPARATE ACCOUNTS


    The Company maintained separate account assets and liabilities totaling $49.7 billion and $36.3 billion at December 31, 1996 and 1995, respectively, which are reported at fair value. Separate account assets are segregated from other investments, and investment income and gains and losses accrue directly to the policyholder. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts totaling $39.4 billion and $25.9 billion at December 31, 1996 and 1995, respectively, wherein the policyholder assumes the investment risk, and

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


guaranteed separate account assets totaling $10.3 billion at December 31, 1996 and 1995, wherein the Company contractually guarantees either a minimum return or account value to the policyholder. Included in the non-guaranteed category are policy loans totaling $2.0 billion and $1.7 billion at December 31, 1996 and 1995, respectively. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income. Separate account management fees, net of minimum guarantees, were $538, $387 and $256 in 1996, 1995 and 1994, respectively.



    The guaranteed separate accounts include modified guaranteed individual annuity and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.53% at December 31, 1996. The assets that support these liabilities were comprised of $10.2 billion in fixed maturities at December 31, 1996. The portfolios are segregated from other investments and are managed so as to minimize liquidity and interest rate risk. To minimize the risk of disintermediation associated with early withdrawals, individual annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $0.1 billion in carrying value and $2.4 billion in notional amounts at December 31, 1996.



---------------------------------------------------

 10. COMMITMENTS AND CONTINGENCIES


    Under insurance guaranty fund laws existing in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. A large part of the assessments paid by the Company's insurance subsidiaries pursuant to these laws may be used as credits for a portion of the Company's insurance subsidiaries' premium taxes. The Company paid guaranty fund assessments of approximately $11, $10 and $8 in 1996, 1995 and 1994, respectively, of which $5, $6 and $4 were estimated to be creditable against premium taxes.



    The Company is a defendant in various lawsuits arising in the ordinary course of business. In the opinion of management, the resolution of these matters is not expected to have a material adverse effect on the Company's business, financial position, or results of operations.



    The rent paid to Hartford Fire for the space occupied by the Company was $3 in 1996, 1995, and 1994. The Company expects to pay annual rent of $7 in 1997, 1998, and 1999, respectively, $12 in 2000 and 2001, and $96 thereafter, over the remaining term of the sublease, which expires on December 31, 2009. Rental expense is recognized on a level basis over the term of the sublease and amounted to approximately $8 in 1996, 1995 and 1994.



---------------------------------------------------

 11. SUBSEQUENT EVENTS


    On February 10, 1997, Hartford Life filed a registration statement with the Securities and Exchange Commission relating to the U.S. and international offerings of shares of Class A common stock (the "Equity Offerings") representing up to 20% ownership of Hartford Life. After completion of the Equity Offerings, The Hartford would own all of the shares of Class B Common Stock (after reclassification of Hartford Life's common stock into Class B Common Stock prior to March 31, 1997). Hartford Life intends to use the estimated net proceeds of the Equity Offerings to make a capital contribution to its insurance subsidiaries, to reduce its third-party indebtedness and for other general corporate purposes.



    The Hartford has advised the Company that its current intent is to continue to beneficially own at least 80% of Hartford Life, but it is under no contractual obligation to do so, except for a limited period. Provided that The Hartford continues to beneficially own at least 80% of the combined voting power or the value of the outstanding capital stock of Hartford Life, Hartford Life will be included for federal income tax purposes in the controlled group of which The Hartford is the common parent. Each member of a controlled group is jointly and severally liable for pension funding and pension termination liabilities of each other member of the controlled group, as well as certain benefit plan taxes. Accordingly, the Company could be liable for pension funding, pension termination liabilities and certain other pension related excise taxes as well as other taxes of another member of The Hartford controlled group in the event any such liability is incurred, and not discharged, by such other member.



    In connection with the proposed Equity Offerings, Hartford Life plans to enter into formal agreements, including a master intercompany agreement, investment management agreements and a new tax sharing agreement, with The Hartford covering such matters as corporate services, approval of certain corporate activities, registration rights, owned and leased space, allocation of expenses, taxes and liabilities, investment advisory services, use of trademarks and certain other corporate matters. As part of the master intercompany agreement, Hartford Life would agree to remit to The Hartford 30% of any shared liabilities for which The Hartford is responsible in respect of the ITT Spin-off, 30% of any taxes which may be assessed to The

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


Hartford relating to the ITT Spin-off and will indemnify The Hartford for certain other tax liabilities. As of December 31, 1996 there was no known liability associated with the ITT Spin-off. Such agreements are meant to maintain the relationship between Hartford Life and The Hartford in a manner consistent in all material respects with past practice. As a result, management believes these agreements should not have a material impact on the results of operations of the Company.



    In addition, under insurance company holding laws, agreements between Hartford Life's insurance subsidiaries and The Hartford must be fair and reasonable and may be subject to the approval of applicable insurance commissioners. The agreements will be intended to maintain the relationship between Hartford Life and The Hartford in a manner generally consistent with past practices. However, none of these arrangements will result from arm's-length negotiations and, therefore, the prices charged to Hartford Life and its subsidiaries for services provided under these arrangements may be higher or lower than prices that may be charged by third parties.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
  SCHEDULE I -- SUMMARY OF INVESTMENTS (OTHER THAN INVESTMENTS IN AFFILIATES)
                            AS OF DECEMBER 31, 1996
                                 (IN MILLIONS)

                                                                                                               ESTIMATED
                                                                                                                 FAIR
TYPE OF INVESTMENT                                                                                   COST        VALUE
-------------------------------------------------------------------------------------------------  ---------  -----------
Fixed Maturities
Bonds and Notes
  U.S. Government and government agencies and authorities
   (guaranteed sponsored)........................................................................  $     166   $     175
  U.S. Government and government agencies and authorities
   (guaranteed sponsored)--asset-backed..........................................................      1,970       2,003
States, municipalities and political subdivisions................................................        373         368
International governments........................................................................        281         289
Public utilities.................................................................................        877         881
All other corporate including international......................................................      4,656       4,669
All other corporate--asset-backed................................................................      3,601       3,591
Short-term investments...........................................................................      1,655       1,648
                                                                                                   ---------  -----------
Total Fixed Maturities...........................................................................  $  13,579   $  13,624
Equity Securities
Common Stocks--industrial, miscellaneous, and all other..........................................        110         119
Total Fixed Maturities and Equity Securities.....................................................  $  13,689   $  13,743
Other Investments
Policy Loans.....................................................................................      3,836       3,836
Mortgage Loans...................................................................................          2           2
Investments in partnerships and trusts...........................................................         48          48
Futures, options, and miscellaneous..............................................................          6          56
Total Other Investments..........................................................................      3,892       3,942
                                                                                                   ---------  -----------
Total Investments................................................................................  $  17,581   $  17,685
                                                                                                   ---------  -----------
                                                                                                   ---------  -----------

                                                                                                     AMOUNT AT
                                                                                                    WHICH SHOWN
                                                                                                        ON
TYPE OF INVESTMENT                                                                                 BALANCE SHEET
-------------------------------------------------------------------------------------------------  -------------
Fixed Maturities
Bonds and Notes
  U.S. Government and government agencies and authorities
   (guaranteed sponsored)........................................................................   $       175
  U.S. Government and government agencies and authorities
   (guaranteed sponsored)--asset-backed..........................................................         2,003
States, municipalities and political subdivisions................................................           368
International governments........................................................................           289
Public utilities.................................................................................           881
All other corporate including international......................................................         4,669
All other corporate--asset-backed................................................................         3,591
Short-term investments...........................................................................         1,648
                                                                                                   -------------
Total Fixed Maturities...........................................................................   $    13,624
Equity Securities
Common Stocks--industrial, miscellaneous, and all other..........................................           119
Total Fixed Maturities and Equity Securities.....................................................   $    13,743
Other Investments
Policy Loans.....................................................................................         3,836
Mortgage Loans...................................................................................             2
Investments in partnerships and trusts...........................................................            48
Futures, options, and miscellaneous..............................................................             6
Total Other Investments..........................................................................         3,892
                                                                                                   -------------
Total Investments................................................................................   $    17,635
                                                                                                   -------------
                                                                                                   -------------



    Note: The fair values for short-term investments approximate cost.

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION
              FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994
                                 (IN MILLIONS)

                                                                                        FUTURE POLICY
                                                                                      BENEFITS, UNPAID     OTHER POLICY
                                                                                         CLAIMS AND         CLAIMS AND
                                                                   DEFERRED POLICY    CLAIM ADJUSTMENT       BENEFITS
SEGMENT                                                           ACQUISITION COSTS       EXPENSES            PAYABLE
----------------------------------------------------------------  -----------------  -------------------  ---------------
1996
Investment Products.............................................      $   2,030           $   1,554          $   6,599
Individual Life Insurance.......................................            730                 346              2,160
Employee Benefits...............................................             --                 381              9,834
Corporate Operations............................................             --                  --                 --
Runoff Operations...............................................             --                  --              3,541
                                                                         ------              ------            -------
Consolidated Operations.........................................      $   2,760           $   2,281          $  22,134
                                                                         ------              ------            -------
                                                                         ------              ------            -------

1995
Investment Products.............................................      $   1,561           $   1,314          $   6,204
Individual Life Insurance.......................................            615                 706              1,932
Employee Benefits...............................................             12                 325              9,285
Corporate Operations............................................             --                  --                 --
Runoff Operations...............................................             --                  28              5,177
                                                                         ------              ------            -------
Consolidated Operations.........................................      $   2,188           $   2,373          $  22,598
                                                                         ------              ------            -------
                                                                         ------              ------            -------

1994
Investment Products.............................................      $   1,244           $     895          $   4,617
Individual Life Insurance.......................................            565                 582              2,543
Employee Benefits...............................................             --                 369              6,911
Corporate Operations............................................             --                  --                 --
Runoff Operations...............................................             --                  44              7,257
                                                                         ------              ------            -------
Consolidated Operations.........................................      $   1,809           $   1,890          $  21,328
                                                                         ------              ------            -------
                                                                         ------              ------            -------


                                                                                      BENEFITS CLAIMS,    AMORTIZATION OF
                                                                    NET REALIZED          AND CLAIM       DEFERRED POLICY
                                                                  CAPITAL (LOSSES)       ADJUSTMENT         ACQUISITION
SEGMENT                                                                 GAINS             EXPENSES             COSTS
----------------------------------------------------------------  -----------------  -------------------  ---------------
1996
Investment Products.............................................      $      --           $     451          $     175
Individual Life Insurance.......................................             --                 245                 59
Employee Benefits...............................................             --                 546                 --
Corporate Operations............................................              6                  --                 --
Runoff Operations...............................................           (219)                293                 --
                                                                         ------              ------            -------
Consolidated Operations.........................................      $    (213)          $   1,535          $     234
                                                                         ------              ------            -------
                                                                         ------              ------            -------

1995
Investment Products.............................................      $      --           $     349          $     117
Individual Life Insurance.......................................             --                 127                 70
Employee Benefits...............................................             --                 496                 --
Corporate Operations............................................            (11)                 33                 --
Runoff Operations...............................................             --                 417                 12
                                                                         ------              ------            -------
Consolidated Operations.........................................      $     (11)          $   1,422          $     199
                                                                         ------              ------            -------
                                                                         ------              ------            -------

1994
Investment Products.............................................      $      --           $     383          $      90
Individual Life Insurance.......................................             --                 179                 51
Employee Benefits...............................................             --                 376                 --
Corporate Operations............................................              7                  --                 --
Runoff Operations...............................................             --                 467                  4
                                                                         ------              ------            -------
Consolidated Operations.........................................      $       7           $   1,405          $     145
                                                                         ------              ------            -------
                                                                         ------              ------            -------


                                                                   PREMIUMS AND        NET
                                                                       OTHER       INVESTMENT
SEGMENT                                                           CONSIDERATIONS     INCOME
----------------------------------------------------------------  ---------------  -----------
1996
Investment Products.............................................     $     536      $     477
Individual Life Insurance.......................................           287            153
Employee Benefits...............................................           881            485
Corporate Operations............................................            --             75
Runoff Operations...............................................             1            207
                                                                        ------     -----------
Consolidated Operations.........................................     $   1,705      $   1,397
                                                                        ------     -----------
                                                                        ------     -----------
1995
Investment Products.............................................     $     319      $     436
Individual Life Insurance.......................................           246            137
Employee Benefits...............................................           922            351
Corporate Operations............................................            --             67
Runoff Operations...............................................            --            337
                                                                        ------     -----------
Consolidated Operations.........................................     $   1,487      $   1,328
                                                                        ------     -----------
                                                                        ------     -----------
1994
Investment Products.............................................     $     263      $     330
Individual Life Insurance.......................................           268            108
Employee Benefits...............................................           569            350
Corporate Operations............................................            --             23
Runoff Operations...............................................            --            481
                                                                        ------     -----------
Consolidated Operations.........................................     $   1,100      $   1,292
                                                                        ------     -----------
                                                                        ------     -----------

                                                                   DIVIDENDS TO       OTHER
SEGMENT                                                            POLICYHOLDERS    EXPENSES
----------------------------------------------------------------  ---------------  -----------
1996
Investment Products.............................................     $      --      $     156
Individual Life Insurance.......................................            --             68
Employee Benefits...............................................           635            143
Corporate Operations............................................            --             16
Runoff Operations...............................................            --             44
                                                                        ------     -----------
Consolidated Operations.........................................     $     635      $     427
                                                                        ------     -----------
                                                                        ------     -----------
1995
Investment Products.............................................     $      --      $     115
Individual Life Insurance.......................................            --             55
Employee Benefits...............................................           675            138
Corporate Operations............................................            --             11
Runoff Operations...............................................            --             (2)
                                                                        ------     -----------
Consolidated Operations.........................................     $     675      $     317
                                                                        ------     -----------
                                                                        ------     -----------
1994
Investment Products.............................................     $      --      $     (31)
Individual Life Insurance.......................................            --            107
Employee Benefits...............................................           419            100
Corporate Operations............................................            --             43
Runoff Operations...............................................            --              8
                                                                        ------     -----------
Consolidated Operations.........................................     $     419      $     227
                                                                        ------     -----------
                                                                        ------     -----------

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV -- REINSURANCE
                                 (IN MILLIONS)

                                                          GROSS         CEDED TO        ASSUMED FROM       NET
                                                          AMOUNT    OTHER COMPANIES   OTHER COMPANIES     AMOUNT
                                                        ----------  ----------------  ----------------  ----------
Year Ended December 31, 1996
Life Insurance in Force...............................  $  177,094    $    106,146       $   31,957     $  102,905
                                                        ----------        --------          -------     ----------
Insurance Revenues
  Life Insurance and Annuities........................  $    1,801    $        298       $      169     $    1,672
  Accident and Health Insurance.......................          33               4                4             33
                                                        ----------        --------          -------     ----------
Total.................................................  $    1,834    $        302       $      173     $    1,705
                                                        ----------        --------          -------     ----------
                                                        ----------        --------          -------     ----------
For the Year Ended December 31, 1995
Life Insurance in Force...............................  $  182,716    $    112,774       $   26,996     $   96,938
                                                        ----------        --------          -------     ----------
Insurance Revenues
  Life Insurance and Annuities........................  $    1,232    $        325       $      574     $    1,481
  Accident and Health Insurance.......................         313             324               17              6
                                                        ----------        --------          -------     ----------
Total.................................................  $    1,545    $        649       $      591     $    1,487
                                                        ----------        --------          -------     ----------
                                                        ----------        --------          -------     ----------
For the Year Ended December 31, 1994
Life Insurance in Force...............................  $  136,929    $     87,553       $   35,016     $   84,392
                                                        ----------        --------          -------     ----------
Insurance Revenues
  Life Insurance and Annuities........................  $    1,008    $        211       $      294     $    1,091
  Accident and Health Insurance.......................         308             304                5              9
                                                        ----------        --------          -------     ----------
Total.................................................  $    1,316    $        515       $      299     $    1,100
                                                        ----------        --------          -------     ----------
                                                        ----------        --------          -------     ----------

                                                          PERCENTAGE OF
                                                         AMOUNT ASSUMED
                                                             TO NET
                                                        -----------------
Year Ended December 31, 1996
Life Insurance in Force...............................          31.1%
Insurance Revenues
  Life Insurance and Annuities........................          10.1%
  Accident and Health Insurance.......................          12.1%
Total.................................................          10.1%
For the Year Ended December 31, 1995
Life Insurance in Force...............................          27.8%
Insurance Revenues
  Life Insurance and Annuities........................          38.8%
  Accident and Health Insurance.......................         283.3%
Total.................................................          39.7%
For the Year Ended December 31, 1994
Life Insurance in Force...............................          41.5%
Insurance Revenues
  Life Insurance and Annuities........................          26.9%
  Accident and Health Insurance.......................          55.6%
Total.................................................          27.2%

                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS



To Hartford Life Insurance Company
Separate Account Five and to the
Owners of Units of Interest Therein:



We have audited the accompanying statement of assets and liabilities of Hartford Life Insurance Company Separate Account Five (the Account) as of December 31, 1996, and the related statement of operations for the year then ended and statements of changes in net assets for the year ended December 31, 1996 and the period from inception, January 10, 1995, to December 31, 1995. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company Separate Account Five as of December 31, 1996, the results of its operations for the year then ended and the changes in its net assets for the year ended December 31, 1996 and the period from inception, January 10, 1995, to December 31, 1995, in conformity with generally accepted accounting principles.



                                         ARTHUR ANDERSEN LLP


Hartford, Connecticut
February 14, 1997

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 Separate Account Five


STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996



                                                          MONEY
                            BOND FUND    STOCK FUND    MARKET FUND   ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -----------   -----------  -------------  -------------
ASSETS:
Investments:
  Hartford Bond Fund,
   Inc.
    Shares                       3,204,154
    Cost                       $ 3,201,875
    Market Value.........  $3,201,557        --            --             --
  Hartford Stock Fund,
   Inc.
    Shares                       4,046,255
    Cost                       $14,445,997
    Market Value.........      --        $16,762,464       --             --
  HVA Money Market Fund,
   Inc.
    Shares                      18,194,558
    Cost                       $18,194,558
    Market Value.........      --            --        $ 18,194,558       --
  Hartford Advisers Fund,
   Inc.
    Shares                      15,863,012
    Cost                       $31,226,954
    Market Value.........      --            --            --         $34,415,277
  Hartford Capital
   Appreciation Fund,
   Inc.
    Shares                       7,552,475
    Cost                       $26,324,937
    Market Value.........      --            --            --             --
  Hartford Mortgage
   Securities Fund, Inc.
    Shares                       1,379,266
    Cost                       $ 1,451,666
    Market Value.........      --            --            --             --
  Hartford Index Fund,
   Inc.
    Shares                       3,815,813
    Cost                       $ 7,914,027
    Market Value.........      --            --            --             --
  Hartford International
   Opportunities Fund,
   Inc.
    Shares                       5,868,103
    Cost                       $ 7,704,778
    Market Value.........      --            --            --             --
  Hartford Dividend and
   Growth Fund, Inc.
    Shares                       7,537,339
    Cost                       $10,244,388
    Market Value.........      --            --            --             --
  Hartford International
   Advisers Fund, Inc.
    Shares                       1,221,409
    Cost                       $ 1,394,539
    Market Value.........      --            --            --             --
  Hartford Small Company
   Fund, Inc.
    Shares                             920
    Cost                       $    1,000
    Market Value.........      --            --            --             --
  Due from Hartford Life
   Insurance Company.....      --            --             479,254        15,617
  Receivable from fund
   shares sold...........      --            --            --             --
                           -----------   -----------  -------------  -------------
  Total Assets...........   3,201,557     16,762,464     18,673,812    34,430,894
                           -----------   -----------  -------------  -------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....           1              2       --             --
  Payable for fund shares
   purchased.............      --            --             478,486        14,540
                           -----------   -----------  -------------  -------------
  Total Liabilities......           1              2        478,486        14,540
                           -----------   -----------  -------------  -------------
  Net Assets (variable
   life contract
   liabilities)..........  $3,201,556    $16,762,462   $ 18,195,326   $34,416,354
                           -----------   -----------  -------------  -------------
                           -----------   -----------  -------------  -------------
  Units Outstanding......   2,612,019     10,156,716     16,382,399    23,148,107
  Accumulation Unit Value
   at end of period......  $ 1.225702    $  1.650382   $   1.110663   $  1.486795


   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                               CAPITAL          MORTGAGE                     INTERNATIONAL     DIVIDEND AND  INTERNATIONAL
                          APPRECIATION FUND  SECURITIES FUND  INDEX FUND   OPPORTUNITIES FUND  GROWTH FUND   ADVISERS FUND
                             SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                          -----------------  ---------------  -----------  ------------------  ------------  -------------
ASSETS:
Investments:
  Hartford Bond Fund,
   Inc.
    Shares                       3,204,154
    Cost                       $ 3,201,875
    Market Value.........       --                --              --             --                --            --
  Hartford Stock Fund,
   Inc.
    Shares                       4,046,255
    Cost                       $14,445,997
    Market Value.........       --                --              --             --                --            --
  HVA Money Market Fund,
   Inc.
    Shares                      18,194,558
    Cost                       $18,194,558
    Market Value.........       --                --              --             --                --            --
  Hartford Advisers Fund,
   Inc.
    Shares                      15,863,012
    Cost                       $31,226,954
    Market Value.........       --                --              --             --                --            --
  Hartford Capital
   Appreciation Fund,
   Inc.
    Shares                       7,552,475
    Cost                       $26,324,937
    Market Value.........    $29,562,879          --              --             --                --            --
  Hartford Mortgage
   Securities Fund, Inc.
    Shares                       1,379,266
    Cost                       $ 1,451,666
    Market Value.........       --             $1,456,188         --             --                --            --
  Hartford Index Fund,
   Inc.
    Shares                       3,815,813
    Cost                       $ 7,914,027
    Market Value.........       --                --          $9,088,388         --                --            --
  Hartford International
   Opportunities Fund,
   Inc.
    Shares                       5,868,103
    Cost                       $ 7,704,778
    Market Value.........       --                --              --           $8,255,715          --            --
  Hartford Dividend and
   Growth Fund, Inc.
    Shares                       7,537,339
    Cost                       $10,244,388
    Market Value.........       --                --              --             --            $11,663,429       --
  Hartford International
   Advisers Fund, Inc.
    Shares                       1,221,409
    Cost                       $ 1,394,539
    Market Value.........       --                --              --             --                --         $1,424,872
  Hartford Small Company
   Fund, Inc.
    Shares                             920
    Cost                       $    1,000
    Market Value.........       --                --              --             --                --            --
  Due from Hartford Life
   Insurance Company.....         31,237          --              --                    2           15,985       --
  Receivable from fund
   shares sold...........       --                --                   8         --                --            --
                          -----------------  ---------------  -----------  ------------------  ------------  -------------
  Total Assets...........     29,594,116        1,456,188      9,088,396        8,255,717       11,679,414     1,424,872
                          -----------------  ---------------  -----------  ------------------  ------------  -------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                --                  10         --                --            --
  Payable for fund shares
   purchased.............         29,080          --              --             --                 14,678       --
                          -----------------  ---------------  -----------  ------------------  ------------  -------------
  Total Liabilities......         29,080          --                  10         --                 14,678       --
                          -----------------  ---------------  -----------  ------------------  ------------  -------------
  Net Assets (variable
   life contract
   liabilities)..........    $29,565,036       $1,456,188     $9,088,386       $8,255,717      $11,664,736    $1,424,872
                          -----------------  ---------------  -----------  ------------------  ------------  -------------
                          -----------------  ---------------  -----------  ------------------  ------------  -------------
  Units Outstanding......     18,871,644        1,192,377      5,473,068        6,298,911        6,997,635     1,100,267
  Accumulation Unit Value
   at end of period......    $  1.566638       $ 1.221248     $ 1.660565       $ 1.310658      $  1.666954    $ 1.295024

                              SMALL
                           COMPANY FUND
                           SUB-ACCOUNT
                           ------------
ASSETS:
Investments:
  Hartford Bond Fund,
   Inc.

    Shares

    Cost
    Market Value.........     --
  Hartford Stock Fund,
   Inc.

    Shares

    Cost
    Market Value.........     --
  HVA Money Market Fund,
   Inc.

    Shares

    Cost
    Market Value.........     --
  Hartford Advisers Fund,
   Inc.

    Shares

    Cost
    Market Value.........     --
  Hartford Capital
   Appreciation Fund,
   Inc.

    Shares

    Cost
    Market Value.........     --
  Hartford Mortgage
   Securities Fund, Inc.

    Shares

    Cost
    Market Value.........     --
  Hartford Index Fund,
   Inc.

    Shares

    Cost
    Market Value.........     --
  Hartford International
   Opportunities Fund,
   Inc.

    Shares

    Cost
    Market Value.........     --
  Hartford Dividend and
   Growth Fund, Inc.

    Shares

    Cost
    Market Value.........     --
  Hartford International
   Advisers Fund, Inc.

    Shares

    Cost
    Market Value.........     --
  Hartford Small Company
   Fund, Inc.

    Shares

    Cost
    Market Value.........      $983
  Due from Hartford Life
   Insurance Company.....     --
  Receivable from fund
   shares sold...........     --
                              -----
  Total Assets...........       983
                              -----
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....     --
  Payable for fund shares
   purchased.............     --
                              -----
  Total Liabilities......     --
                              -----
  Net Assets (variable
   life contract
   liabilities)..........      $983
                              -----
                              -----
  Units Outstanding......     --
  Accumulation Unit Value
   at end of period......     -$-

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 SEPARATE ACCOUNT FIVE


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996



                                                          MONEY
                            BOND FUND    STOCK FUND    MARKET FUND  ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -----------   -----------   -----------  -------------
INVESTMENT INCOME:
  Dividends..............   $154,157     $   173,109    $711,690     $  654,458
                           -----------   -----------   -----------  -------------
    Net investment income
     (loss)..............    154,157         173,109     711,690        654,458
                           -----------   -----------   -----------  -------------
CAPITAL GAINS INCOME.....     --             247,892      --            263,891
                           -----------   -----------   -----------  -------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (352)            (96)     --             (3,790)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (26,709)      2,003,388      --          2,721,905
                           -----------   -----------   -----------  -------------
    Net realized and
     unrealized gain
     (loss) on
     investments.........    (27,061)      2,003,292      --          2,718,115
                           -----------   -----------   -----------  -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   $127,096     $ 2,424,293    $711,690     $3,636,464
                           -----------   -----------   -----------  -------------
                           -----------   -----------   -----------  -------------



* From inception, August 9, 1996, to December 31, 1996.


   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                               CAPITAL          MORTGAGE                     INTERNATIONAL     DIVIDEND AND  INTERNATIONAL
                          APPRECIATION FUND  SECURITIES FUND  INDEX FUND   OPPORTUNITIES FUND  GROWTH FUND   ADVISERS FUND
                             SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                          -----------------  ---------------  -----------  ------------------  ------------  -------------
INVESTMENT INCOME:
  Dividends..............    $  141,479          $74,538      $   121,461       $104,616        $  166,958      $39,973
                          -----------------      -------      -----------       --------       ------------  -------------
    Net investment income
     (loss)..............       141,479           74,538          121,461        104,616           166,958       39,973
                          -----------------      -------      -----------       --------       ------------  -------------
CAPITAL GAINS INCOME.....       852,649          --                55,597         71,613            66,764       28,703
                          -----------------      -------      -----------       --------       ------------  -------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         3,905             (264)           3,624           (826)              582       (2,872)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     2,844,514           (3,548)       1,040,510        450,264         1,210,967       25,925
                          -----------------      -------      -----------       --------       ------------  -------------
    Net realized and
     unrealized gain
     (loss) on
     investments.........     2,848,419           (3,812)       1,044,134        449,438         1,211,549       23,053
                          -----------------      -------      -----------       --------       ------------  -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    $3,842,547          $70,726      $ 1,221,192       $625,667        $1,445,271      $91,729
                          -----------------      -------      -----------       --------       ------------  -------------
                          -----------------      -------      -----------       --------       ------------  -------------

                              SMALL
                           COMPANY FUND
                           SUB-ACCOUNT*
                           ------------
INVESTMENT INCOME:
  Dividends..............      $ --
                              -----
    Net investment income
     (loss)..............     --
                              -----
CAPITAL GAINS INCOME.....     --
                              -----
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (17)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     --
                              -----
    Net realized and
     unrealized gain
     (loss) on
     investments.........       (17)
                              -----
  Net increase (decrease)
   in net assets
   resulting from
   operations............      $(17)
                              -----
                              -----

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 Separate Account Five


STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996



                                                        MONEY
                           BOND FUND    STOCK FUND   MARKET FUND     ADVISERS FUND
                          SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT
                          -----------  ------------  ------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................ $  154,157   $   173,109   $   711,690      $   654,458
  Capital gains income...     --           247,892       --               263,891
  Net realized gain
   (loss) on security
   transactions..........       (352)          (96)      --                (3,790)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (26,709)    2,003,388       --             2,721,905
                          -----------  ------------  ------------  -----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    127,096     2,424,293       711,690        3,636,464
                          -----------  ------------  ------------  -----------------
UNIT TRANSACTIONS:
  Purchases..............     --           --         82,517,329         --
  Net transfers..........  2,030,523    10,080,041   (71,001,713)      21,840,419
  Surrenders.............    (39,577)     (209,688)     (280,151)        (444,541)
  Net loan withdrawals...     12,868       (96,267)   (5,090,962)        (483,514)
  Cost of insurance and
   other fees............    (15,332)      (75,894)     (144,970)        (155,225)
                          -----------  ------------  ------------  -----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........  1,988,482     9,698,192     5,999,533       20,757,139
                          -----------  ------------  ------------  -----------------
  Total increase in net
   assets................  2,115,578    12,122,485     6,711,223       24,393,603
NET ASSETS:
  Beginning of period....  1,085,978     4,639,977    11,484,103       10,022,751
                          -----------  ------------  ------------  -----------------
  End of period.......... $3,201,556   $16,762,462   $18,195,326      $34,416,354
                          -----------  ------------  ------------  -----------------
                          -----------  ------------  ------------  -----------------

STATEMENT OF CHANGES IN NET ASSETS
FROM INCEPTION, JANUARY 10, 1995, TO DECEMBER 31, 1995

                                                        MONEY
                           BOND FUND    STOCK FUND   MARKET FUND     ADVISERS FUND
                          SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT
                          -----------  ------------  ------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................ $   20,875   $    32,551   $   194,388      $    99,305
  Capital gains income...     --               403       --                   120
  Net realized gain
   (loss) on security
   transactions..........      1,207             9       --                  (866)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     26,392       313,078       --               466,421
                          -----------  ------------  ------------  -----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     48,474       346,041       194,388          564,980
                          -----------  ------------  ------------  -----------------
UNIT TRANSACTIONS:
  Purchases..............     --           --         46,855,863         --
  Net transfers..........  1,057,360     4,397,905   (32,905,541)       9,588,547
  Surrenders.............    (17,899)      (36,191)     (186,484)         (46,331)
  Net loan withdrawal....       (127)      (58,548)   (2,423,958)         (67,424)
  Cost of insurance and
   other fees............     (1,830)       (9,230)      (50,165)         (17,021)
                          -----------  ------------  ------------  -----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........  1,037,504     4,293,936    11,289,715        9,457,771
                          -----------  ------------  ------------  -----------------
  Total increase in net
   assets................  1,085,978     4,639,977    11,484,103       10,022,751
NET ASSETS:
  Beginning of period....     --           --            --              --
                          -----------  ------------  ------------  -----------------
  End of period.......... $1,085,978   $ 4,639,977   $11,484,103      $10,022,751
                          -----------  ------------  ------------  -----------------
                          -----------  ------------  ------------  -----------------



 * From inception, August 9, 1996, to December 31, 1996.


** From inception, March 1,1995, to December 31, 1995.


   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                CAPITAL          MORTGAGE                     INTERNATIONAL     DIVIDEND AND  INTERNATIONAL
                           APPRECIATION FUND  SECURITIES FUND  INDEX FUND   OPPORTUNITIES FUND  GROWTH FUND   ADVISERS FUND
                              SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           -----------------  ---------------  -----------  ------------------  ------------  -------------
OPERATIONS:
  Net investment income
   (loss)................     $   141,479       $   74,538     $  121,461       $  104,616      $   166,958    $   39,973
  Capital gains income...         852,649          --              55,597           71,613           66,764        28,703
  Net realized gain
   (loss) on security
   transactions..........           3,905             (264)         3,624             (826)             582        (2,872)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       2,844,514           (3,548)     1,040,510          450,264        1,210,967        25,925
                           -----------------  ---------------  -----------  ------------------  ------------  -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       3,842,547           70,726      1,221,192          625,667        1,445,271        91,729
                           -----------------  ---------------  -----------  ------------------  ------------  -------------
UNIT TRANSACTIONS:
  Purchases..............        --                --              --             --                --            --
  Net transfers..........      15,368,388          847,165      6,030,465        5,773,754        7,935,692     1,218,628
  Surrenders.............        (398,849)         (36,769)      (173,115)         (98,814)        (137,508)      (13,045)
  Net loan withdrawals...        (232,211)          (1,547)      (142,073)         (48,108)         (65,640)           (4)
  Cost of insurance and
   other fees............        (142,060)          (7,811)       (38,685)         (34,733)         (46,158)       (5,555)
                           -----------------  ---------------  -----------  ------------------  ------------  -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      14,595,268          801,038      5,676,592        5,592,099        7,686,386     1,200,024
                           -----------------  ---------------  -----------  ------------------  ------------  -------------
  Total increase in net
   assets................      18,437,815          871,764      6,897,784        6,217,766        9,131,657     1,291,753
NET ASSETS:
  Beginning of period....      11,127,221          584,424      2,190,602        2,037,951        2,533,079       133,119
                           -----------------  ---------------  -----------  ------------------  ------------  -------------
  End of period..........     $29,565,036       $1,456,188     $9,088,386       $8,255,717      $11,664,736    $1,424,872
                           -----------------  ---------------  -----------  ------------------  ------------  -------------
                           -----------------  ---------------  -----------  ------------------  ------------  -------------

                                CAPITAL          MORTGAGE                     INTERNATIONAL     DIVIDEND AND  INTERNATIONAL
                           APPRECIATION FUND  SECURITIES FUND  INDEX FUND   OPPORTUNITIES FUND  GROWTH FUND   ADVISERS FUND
                              SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT**
                           -----------------  ---------------  -----------  ------------------  ------------  -------------
OPERATIONS:
  Net investment income
   (loss)................     $    30,005       $   12,566     $   15,754       $    8,088      $    20,358    $    3,677
  Capital gains income...             541          --                   4               92          --            --
  Net realized gain
   (loss) on security
   transactions..........             997              843            333             (114)            (289)          196
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         393,427            8,070        133,851          100,674          208,074         4,408
                           -----------------  ---------------  -----------  ------------------  ------------  -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         424,970           21,479        149,942          108,740          228,143         8,281
                           -----------------  ---------------  -----------  ------------------  ------------  -------------
UNIT TRANSACTIONS:
  Purchases..............        --                --              --             --                --            --
  Net transfers..........      10,836,491          579,334      2,068,160        1,981,409        2,362,955       137,448
  Surrenders.............         (62,476)         (15,266)       (23,814)         (19,876)         (23,348)      (12,345)
  Net loan withdrawal....         (51,314)         --              --              (28,680)         (30,134)      --
  Cost of insurance and
   other fees............         (20,450)          (1,123)        (3,686)          (3,642)          (4,537)         (265)
                           -----------------  ---------------  -----------  ------------------  ------------  -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      10,702,251          562,945      2,040,660        1,929,211        2,304,936       124,838
                           -----------------  ---------------  -----------  ------------------  ------------  -------------
  Total increase in net
   assets................      11,127,221          584,424      2,190,602        2,037,951        2,533,079       133,119
NET ASSETS:
  Beginning of period....        --                --              --             --                --            --
                           -----------------  ---------------  -----------  ------------------  ------------  -------------
  End of period..........     $11,127,221       $  584,424     $2,190,602       $2,037,951      $ 2,533,079    $  133,119
                           -----------------  ---------------  -----------  ------------------  ------------  -------------
                           -----------------  ---------------  -----------  ------------------  ------------  -------------

                               SMALL
                           COMPANY FUND
                           SUB-ACCOUNT*
                           -------------
OPERATIONS:
  Net investment income
   (loss)................    $ --
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........      --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         (17)
                           -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         (17)
                           -------------
UNIT TRANSACTIONS:
  Purchases..............       1,000
  Net transfers..........      --
  Surrenders.............      --
  Net loan withdrawals...      --
  Cost of insurance and
   other fees............      --
                           -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       1,000
                           -------------
  Total increase in net
   assets................         983
NET ASSETS:
  Beginning of period....      --
                           -------------
  End of period..........    $    983
                           -------------
                           -------------
OPERATIONS:
  Net investment income
   (loss)................
  Capital gains income...
  Net realized gain
   (loss) on security
   transactions..........
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................
  Net increase (decrease)
   in net assets
   resulting from
   operations............
UNIT TRANSACTIONS:
  Purchases..............
  Net transfers..........
  Surrenders.............
  Net loan withdrawal....
  Cost of insurance and
   other fees............
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........
  Total increase in net
   assets................
NET ASSETS:
  Beginning of period....
  End of period..........

                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                             SEPARATE ACCOUNT FIVE
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1996


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 1. ORGANIZATION:


    Separate Account Five (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.



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 2. SIGNIFICANT ACCOUNTING POLICIES:


    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:



    a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividends and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.



    b) SECURITY VALUATION--The investment in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1996.



    c) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.



    d) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.



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 3.ADMINISTRATION OF THE ACCOUNT AND
   RELATED CHARGES:


    In accordance with the terms of the contracts, the Company makes deductions for mortality and expense undertakings, cost of insurance, administrative fees, and state premium taxes. These charges are deducted through termination of units of interest from applicable contractholders' accounts in accordance with the terms of the contracts.

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                                  PART II

                     CONTENTS OF REGISTRATION STATEMENT


This Registration Statement comprises the following papers and documents:

     The facing sheet.


     The prospectus consisting of 67 pages.


     The undertaking to file reports.

     The Rule 484 undertaking.

     The signatures.

(1) The following exhibits included herewith correspond to those required by paragraph A of the instructions for exhibits to Form N-8B-2.


    (A1) Resolution of Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)


    (A2)  Not applicable.


    (A3a) Principal Underwriting Agreement. (2)



    (A3b) Forms of Selling Agreements. (2)


    (A3c) Not applicable.

    (A4)  Not applicable.


    (A5)  Form of Modified Single Premium Variable Life Insurance Policy. (1)



    (A6a) Charter of Hartford.



    (A6b) Bylaws of Hartford.  (2)


_____________________

  (1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-83654, dated May 1, 1995.

  (2) Incorporated by reference to Post Effective Amendment No. 3, to the Registration Statement File No. 33-83654, dated May 1, 1996.

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    (A7)  Not applicable.

    (A8)  Not applicable.

    (A9)  Not applicable.


    (A10) Form of Application for Modified Single Premium Variable Life Insurance Policies. (1)



    (A11) Memorandum describing transfer and redemption procedures. (1)



(2)  Opinion and Consent of Lynda Godkin, General Counsel.


(3) No financial statement will be omitted from the Prospectus pursuant to Instruction 1(b) or (c) of Part I.

(4)  Not applicable.


(5)  Opinion and Consent of Michael Winterfield, FSA, MAAA.



(6)  Consent of Arthur Andersen LLP, Independent Public Accountants.



(7)  Power of Attorney.



(8)  Financial Data Schedule.



33-83654
HLIC/Director Life

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                   REPRESENTATION OF REASONABLENESS OF FEES



Hartford Life Insurance Company ("Hartford") hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.


                         UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.


       UNDERTAKINGS AND REPRESENTATIONS AS REQUIRED BY RULE 6E-3(T)



1. Separate Account Five meets the definition of "Separate Account" under Rule 6e-3(T).



2. Hartford undertakes to keep and make available to the Commission upon request any documents used to support any representation as to the reasonableness of fees.


                        UNDERTAKING ON INDEMNIFICATION


Article VIII of the By Laws of Hartford, a Connecticut corporation, provides for indemnification of its officers, directors and employees to the extent consistent with statutory requirements.


Connecticut General Laws Section 33-320a provides for indemnification of officers, directors and employees of a corporation as follows:

 (b) Except as otherwise provided in this section, a corporation shall indemnify any person made a party to any proceeding, other than an action by or in the right of the corporation, by reason of the fact that he, or the person whose legal representative he is, is or was a shareholder, director, officer, employee or agent of the corporation, or an eligible outside party, against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred by him, and the person whose legal representative he is, in connection with such proceeding. The corporation shall not so indemnify any such person unless (1) such person, and the person whose legal representative he is, was successful on the merits in the defense of any proceeding referred to in this subsection, or (2) it shall be concluded as provided in subsection (d) of this section that such person, and the person whose legal representative he is, acted in good faith and in a manner he reasonably believed to be in the best interests of the corporation or, in the case of a person serving as a fiduciary of an employee benefit plan or trust, either in the best interests of the corporation or in the best interests of the participants and beneficiaries of such employee benefit plan or trust and consistent with the provisions of such employee benefit plan or trust and, with respect to any criminal action or proceeding, that he had no reasonable cause to believe his conduct was unlawful, or (3) the court, on application as provided in subsection (e) of this section, shall have determined that in view of all the circumstances such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine; except that, in connection with an alleged claim based upon his purchase or sale of securities of the corporation or of another enterprise, which he serves or served at the request of the corporation, the corporation shall only indemnify such person after the court shall have determined, on application as proided in subsection
     (e) of this section, that in view of all the circumstances such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. The termination of any proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the person did not act in good faith or in a manner which he did not reasonably believe to be in the best interests of the corporation or of the participants and beneficiaries of such employee benefit plan or trust and consistent with the provisions of such employee benefit plan or trust, or, with respect to any criminal action or proceeding, that he had reasonable cause to believe that his conduct was unlawful.

 (c) Except as otherwise provided in this section, a corporation shall indemnify any person made a party to any proceeding, by or in the right of the corporation, to procure a judgment in its favor by reason of the fact that he, or the person whose legal representative he is, is or was a shareholder, director, officer, employee or agent of the corporation, or an eligible outside party, against reasonable expenses actually incurred by him in connection with such proceeding in relation to matters as to which such person, or the person whose legal representative he is, is finally adjudged not to have breached his duty to the corporation, or where the court, on application as provided in subsection (e) of this section, shall have determined that in view of all the circumstances such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. The corporation shall not so indemnify any such person for amounts paid to the corporation, to a plaintiff or to counsel for a plaintiff in settling or otherwise disposing of a proceeding, with or without court approval; or for expenses incurred in defending a proceeding which is settled or otherwise disposed of without court approval.

 (d) The conclusion provided for in subsection (b) of this section may be reached by any one of the following: (1) The board of directors of the corporation by a consent in writing signed by a majority of those directors who were not parties to such proceeding; (2) independent legal counsel selected by a consent in writing signed by a majority of those directors who were not parties to such proceeding; (3) in the case of any employee or agent who is not an officer or director of the corporation, the corporation's general counsel; or (4) the shareholders of the corporation by the affirmative vote of at least a majority of the voting power of shares not owned by parties to such proceeding, represented at an annual or special meeting of shareholders, duly called with notice of such purpose stated. Such person shall also be entitled to apply to a court for such conclusion, upon application as provided in subsection (e), even though the conclusion reached by any of the foregoing shall have been adverse to him or to the person whose legal representative he is.

 (e) Where an application for indemnification or for a conclusion as provided in this section is made to a court, it shall be made to the court in which the proceeding is pending or to the superior court for the judicial district where the principal office of the corporation is located. The application shall be made in such manner and form as may be required by the applicable rules of the court or, in the absence thereof, by direction of the court. The court may also direct the notice be given in such manner as it may require at the expense of the corporation to the shareholders of the corporation and to such other persons as the court may designate. In the case of an application to a court in which a proceeding is pending in which the person seeking indemnification is a party by reason of the fact that he, or the person whose legal representative he is, is or was serving at the request of the corporation as a director, partner, trustee, officer, employee or agent of another enterprise, or as a fiduciary of an employee benefit plan or trust maintained for the benefit of employees of any other enterprise, timely notice of such application shall be given by such person to the corporation.

 (f) Expenses which may be indemnifiable under this section incurred in defending a proceeding may be paid by the corporation in advance of the final disposition of such proceeding as authorized by the board of directors upon agreement by or on behalf of the shareholder, director, officer, employee, agent or eligible outside party, or his legal representative, to repay such amount if he is later found not entitled to be indemnified by the corporation as authorized in this section.

 (g) A corporation shall not indemnify any shareholder, director, officer, employee, agent or eligible outside party, other than a shareholder, director, officer, employee, agent or eligible outside party who is or was serving at the request of the corporation as a director, officer, partner, trustee, employee or agent of another enterprise, against judgments, fines, penalties, amounts paid in settlement and expenses to an extent either greater or less than that authorized in this section. No provision made a part of the certificate or incorporation, the bylaws, a resolution or shareholders or directors, an agreement, or otherwise on or after October 1, 1982, shall be valid unless consistent with this section. Notwithstanding the foregoing, the corporation may procure insurance providing greater indemnification and may share the premium cost with any shareholder, director, officer, employee, agent or eligible outside party on such basis as may be agreed upon. The rights and remedies provided in this section shall be exclusive."

The registrant hereby undertakes that insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant, pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and attested, all in the Town of Simsbury, and State of Connecticut, on the 10th day of April, 1997.


                      HARTFORD LIFE INSURANCE COMPANY -
                      SEPARATE ACCOUNT FIVE (Registrant)

                      By:    /s/ Gregory A. Boyko
                           --------------------------------------------------
                               Gregory A.  Boyko, Vice President & Controller

                      HARTFORD LIFE INSURANCE COMPANY (Depositor)

                      By:    /s/ Gregory A. Boyko
                            --------------------------------------------------
                               Gregory A.  Boyko, Vice President & Controller


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.



Bruce D. Gardner, Vice President,       *By:  /s/ Lynda Godkin
 Director *                                  ----------------------
Joseph H. Gareau, Executive Vice                Lynda Godkin
 President and Chief Investment                 Attorney-in-Fact
 Officer, Director *
John P. Ginnetti, Executive Vice        Dated:   April 10, 1997
 President, Director *
Thomas M. Marra, Executive Vice
 President, Director *
Leonard E. Odell, Jr., Senior
 Vice President, Director *
Lowndes A. Smith, President,
 Chief Operating Officer, Director *
Raymond P. Welnicki, Senior Vice
 President, Director *
Lizabeth H. Zlatkus, Vice President,
 Director *


SPVL/HL/33-83654

                               EXHIBIT INDEX



(1) (A6a) Charter of Hartford.



(2)       Opinion and Consent of Lynda Godkin, General Counsel.



(5)       Opinion and Consent of Michael Winterfield, FSA, MAAA.



(6)       Consent of Arthur Andersen LLP, Independent Public Accountants



(7)       Copy of Power of Attorney.



(8)       Financial Data Schedule